As filed with the Securities and Exchange Commission on December 23, 2019

Registration No. 333-[ ]

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO. ____

POST-EFFECTIVE AMENDMENT NO.____

(Check appropriate box or boxes)

HEARTLAND GROUP, INC.

(Exact Name of Registrant as Specified in Charter)

789 NORTH WATER STREET, SUITE 500

MILWAUKEE, WISCONSIN 53202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (414) 347-7777

VINITA K. PAUL

Heartland Group, Inc.

789 North Water Street, Suite 500

Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copies to:

ELLEN R. DROUGHT, ESQ. Godfrey & Kahn, S.C. 833 East Michigan Street Suite 1800 Milwaukee, Wisconsin 53202	PETER D. FETZER, ESQ. Foley & Lardner LLP 777 East Wisconsin Avenue Milwaukee, Wisconsin 53202

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933, as amended.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

Title of Securities Being Registered	Institutional Class and Investor Class shares of common stock, par value $0.001 per share, of the Heartland Mid Cap Value Fund

The information in this Proxy Statement/Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Proxy Statement/Prospectus is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

FINANCIAL INVESTORS TRUST

ALPS | WMC Research Value Fund

1290 Broadway, Suite 1000

Denver, Colorado 80203t

(303) 623-2577

January [ ], 2020

Dear Shareholder,

We wish to provide you with some important information concerning your investment. After careful consideration, the Board of Trustees of Financial Investors Trust (“FIT”) has unanimously approved the reorganization of ALPS | WMC Research Value Fund (the “Target Fund”), a series of FIT, with and into Heartland Mid Cap Value Fund (the “Acquiring Fund” and together with the Target Fund, the “Funds”), a series of Heartland Group, Inc. (the “Reorganization”). The Reorganization is subject to approval by shareholders of the Target Fund at a special meeting to be held on March 3, 2020.

If shareholders of the Target Fund approve the Reorganization, your shares would be exchanged for shares of the Acquiring Fund equal in value to the shares of the Target Fund that you currently hold. ALPS Advisors, Inc. serves as the investment adviser and Wellington Management Company LLP serves as the investment subadviser to the Target Fund. Heartland Advisors, Inc. serves as the investment adviser to the Acquiring Fund. Both Funds have substantially similar investment objectives and are managed using a value-based investment strategy. Target Fund shareholders are expected to experience a lower management fee and lower net expenses as a result of the Reorganization.

The Board of Trustees of FIT recommends you vote FOR the proposed Reorganization.

Your vote is important no matter how many shares you own. Voting your shares early will help prevent costly follow-up mail and telephone solicitation. The Proxy Statement/Prospectus provides greater detail about the proposal. Please read the enclosed materials carefully and vote FOR the proposal.

You may choose one of the following options to authorize a proxy to vote your shares (which is commonly known as proxy voting) or to vote in person at the special meeting:

•	Mail: Complete and return the enclosed proxy card(s).

•	Internet: Access the website shown on your proxy card(s) and follow the online instructions.

•	Telephone (automated service): Call the toll-free number shown on your proxy card(s) and follow the recorded instructions.

•	In person: Attend the special meeting on March 3, 2020.

Thank you for taking the time to consider this important proposal and for your continuing investment in the Target Fund.

Sincerely,

Bradley J. Swenson
President of
Financial Investors Trust

FINANCIAL INVESTORS TRUST

ALPS | WMC Research Value Fund

1290 Broadway, Suite 1000

Denver, Colorado 80203

(303) 623-2577

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To be held on March 3, 2020

Notice is hereby given that a special meeting (the “Meeting”) of shareholders of the ALPS | WMC Research Value Fund (the “Target Fund”), a series of Financial Investors Trust (“FIT”), will be held on Tuesday, March 3, 2020, at 10:00 a.m., local time, at the offices of FIT, 1290 Broadway, Suite 1000, Denver, Colorado 80203, for the purpose of considering the following proposal, as well as any other business that may properly come before the Meeting or any adjournments or postponements thereof:

1.	To approve an Agreement and Plan of Reorganization pursuant to which the ALPS | WMC Research Value Fund, a series of Financial Investors Trust, will be reorganized with and into the Heartland Mid Cap Value Fund, a series of Heartland Group, Inc., and the transactions it contemplates.

The Board of Trustees of FIT recommends that shareholders vote FOR the proposal. Only shareholders of record of the Target Fund at the close of business on December 12, 2019, the record date for the Meeting, are entitled to notice of and to vote at the Meeting and at any adjournments or postponements thereof.

By Order of the Board of Trustees,

Karen S. Gilomen
Secretary of Financial Investors Trust

Denver, Colorado

January [ ], 2020

IMPORTANT—WE NEED YOUR PROXY VOTE IMMEDIATELY

A shareholder may think that his or her vote is not important, but it is vital for the ALPS ׀ WMC Research Value Fund’s continued operation. We urge you to sign and date the enclosed proxy card and return it in the enclosed addressed envelope which requires no postage if mailed in the United States (or to take advantage of the telephonic or internet voting procedures described on the proxy card). Your prompt return of the enclosed proxy card (or your authorization of a proxy by other available means) may save the necessity of further solicitations. If you wish to attend the Meeting and vote your shares in person at that time, you will still be able to do so. You may revoke your proxy at any time before it is exercised at the Meeting by submitting to the Secretary of Financial Investors Trust a written notice of revocation or a subsequently signed proxy card or by attending the Meeting and voting in person.

PROXY STATEMENT/PROSPECTUS

Dated January [ ], 2020

FOR THE REORGANIZATION OF

ALPS | WMC RESEARCH VALUE FUND

a series of Financial Investors Trust

into

HEARTLAND MID CAP VALUE FUND

a series of Heartland Group, Inc.

1290 Broadway, Suite 1000

Denver, Colorado 80203

(303) 623-2577

This Proxy Statement/Prospectus (“Proxy Statement”) contains the information you should know before voting on the proposed reorganization. Please read it carefully and retain it for future reference.

This Proxy Statement is being sent to you in connection with the solicitation of proxies by the Board of Trustees (the “Board”) of Financial Investors Trust (“FIT”) for use at the special meeting (the “Meeting”) of shareholders of the ALPS | WMC Research Value Fund (the “Target Fund”) to be held on Tuesday, March 3, 2020, at 10:00 a.m., local time, at the offices of FIT, 1290 Broadway, Suite 1000, Denver, Colorado 80203, and any adjournments or postponements thereof. At the Meeting, shareholders of the Target Fund will consider an Agreement and Plan of Reorganization (the “Reorganization Agreement”), which provides for the reorganization of the Target Fund with and into the Heartland Mid Cap Value Fund (the “Acquiring Fund” and together with the Target Fund, the “Funds”). The Target Fund is a series of FIT, an open-end investment management company organized as a Delaware statutory trust. The Acquiring Fund is a series of Heartland Group, Inc. (“HGI”), an open-end investment management company organized as a Maryland corporation.

Under the Reorganization Agreement, as of the closing date of the reorganization, shareholders of the Target Fund will receive shares of the applicable class of the Acquiring Fund equivalent in aggregate net asset value to the aggregate net asset value of their shares of the applicable class of the Target Fund, as follows:

ALPS | WMC Research Value Fund (Target Fund)	Heartland Mid Cap Value Fund (Acquiring Fund)
Investor Class	Investor Class
Class A	Investor Class
Class C	Investor Class
Class I	Institutional Class

If you need additional copies of this Proxy Statement or the proxy card, please visit www.proxyvote.com or call (800) 690-6903. Additional copies of the Proxy Statement will be delivered to you promptly upon request. To obtain directions to attend the Meeting, please call (303) 623-2577. For a free copy of the Target Fund’s Annual and Semi-Annual Reports to Shareholders for the fiscal periods ended October 31, 2019 and April 30, 2019, respectively, please contact FIT at the telephone number and address listed above.

A copy of the form of the Reorganization Agreement is attached to this Proxy Statement as Appendix A.

This Proxy Statement sets forth the basic information you should know before voting on the proposal and investing in the Acquiring Fund. You should read it and keep it for future reference. It is both a Proxy Statement for the Meeting and a Prospectus for the Acquiring Fund.

The following documents have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated by reference herein:

•	The Statement of Additional Information relating to transactions described herein, dated January [ ], 2020 (the “Reorganization SAI”);

•	The Annual Report to Shareholders, with respect to the Target Fund, for the fiscal year ended October 31, 2019 and Semi-Annual Report to Shareholders, with respect to the Target Fund, for the fiscal period ended April 30, 2019;

•	The Prospectus of the Target Fund, dated February 28, 2019, as supplemented to date (File Nos. 033-72424; 811-8794) (the “Target Fund Prospectus”);

•	The Statement of Additional Information of FIT, with respect to the Target Fund, dated February 28, 2019, as supplemented to date (File Nos. 033-72424; 811-8794) (the “Target Fund SAI”);

•	The Prospectus of the Acquiring Fund, dated May 1, 2019, as supplemented to date (File Nos. 033-11371; 811-4982) (the “Acquiring Fund Prospectus”); and

•	The Statement of Additional Information of HGI, with respect to the Acquiring Fund, dated May 1, 2019, as supplemented to date (File Nos. 033-11371; 811-4982) (the “Acquiring Fund SAI”).

The Acquiring Fund Prospectus accompanies this Proxy Statement.

This Proxy Statement and the accompanying materials were first mailed to shareholders of the Target Fund on or about January [ ], 2020. Copies of the Reorganization SAI and the reports, prospectuses and SAIs listed above and other information about FIT, the Target Fund, HGI and the Acquiring Fund are available upon request and without charge by writing to the address below or by calling (toll-free) the telephone number listed as follows:

With respect to the Target Fund: 1290 Broadway, Suite 1000 Denver, Colorado 80203 (866) 759-5679	With respect to the Acquiring Fund: 789 North Water Street, Suite 500 Milwaukee, Wisconsin 53202 (800) 432-7856

Important Notice Regarding the Availability of Proxy Materials for the Shareholder Meeting to be held on March 3, 2020: The Notice of Meeting, Proxy Statement and Proxy Card are available at www.proxyvote.com.

The SEC has not approved or disapproved the Acquiring Fund shares to be issued in the Reorganization nor has it passed on the accuracy or adequacy of this Proxy Statement. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation. Mutual fund shares involve investment risk, including the possible loss of principal.

No person has been authorized to give any information or to make any representations other than those contained in this Proxy Statement and in the materials expressly incorporated herein by reference and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds.

Table of Contents

Page

PROPOSAL 1 APPROVAL OF THE REORGANIZATION AGREEMENT	1

SUMMARY	1

INFORMATION ABOUT THE REORGANIZATION	26

VOTING INFORMATION	33

ADDITIONAL INFORMATION ABOUT THE FUNDS	35

AVAILABLE INFORMATION	42

LEGAL MATTERS	42

FINANCIAL HIGHLIGHTS	42

Appendix A—Form of Agreement and Plan of Reorganization

Appendix B—Purchase, Redemption, Account and Other Policies of the Acquiring Fund

i

PROPOSAL 1

APPROVAL OF THE REORGANIZATION AGREEMENT

SUMMARY

Summary. This Proxy Statement/Prospectus (the “Proxy Statement”) is related to the reorganization of the ALPS | WMC Research Value Fund (the “Target Fund”), a series of Financial Investors Trust (“FIT”), with and into the Heartland Mid Cap Value Fund (the “Acquiring Fund”), a series of Heartland Group, Inc. (“HGI”), which involves (1) the transfer of all of the assets of the Target Fund to the Acquiring Fund in exchange for shares of common stock, par value $0.001 per share, of the Acquiring Fund (the “Acquiring Fund Shares”); (2) the assumption by the Acquiring Fund of the liabilities of the Target Fund; and (3) the distribution to the shareholders of each class of the Target Fund full and fractional shares of the corresponding class of the Acquiring Fund in redemption of all outstanding shares of beneficial interest, no par value, of the Target Fund (“Target Fund Shares”) and in complete liquidation of the Target Fund (collectively referred to as the “Reorganization”). The Reorganization will be effected pursuant to the terms and conditions of an Agreement and Plan of Reorganization (the “Reorganization Agreement”), and is expected to close on or about March [ ], 2020 (the “Closing Date”). The Target Fund and the Acquiring Fund are collectively referred to as the “Funds.” You should read carefully the entire Proxy Statement, including the Reorganization Agreement, which is attached as Appendix A, because it contains details that are not in the summary.

Reasons for the Reorganization. [Subject to completion] The primary purpose of the Reorganization is to restructure the Target Fund as a fund within the Heartland Family of Funds and combine it with Acquiring Fund. In the fourth quarter of 2019, ALPS Advisors, Inc. (“AAI”), the investment adviser to the Target Fund, and Heartland Advisors, Inc. (“Heartland”), the investment adviser to the Acquiring Fund, notified the Board of Trustees of FIT and the Board of Directors of HGI, respectively, that Heartland had proposed the Reorganization whereby the Target Fund would be reorganized into the Acquiring Fund and Heartland would become the successor investment adviser to the Target Fund. AAI and Heartland subsequently entered into a termination of services agreement (the “Transaction Agreement”) with respect to the services currently provided to the Target Fund by AAI and its affiliates and pursuant to which AAI will sell its books and records and other assets relating to the management of the Target Fund to Heartland in exchange for a cash payment and Heartland’s agreement to bear related costs. If approved by shareholders of the Target Fund, the Reorganization is expected to occur in March 2020.

Comparison of Investment Objectives and Principal Investment Strategies. The following table compares the investment objectives and principal investment strategies of the Target Fund to those of the Acquiring Fund. Each Fund seeks to achieve a substantially similar investment objective by using a value approach to investing in equity securities. The Acquiring Fund primarily invests in the equity securities of mid-capitalization companies, whereas the Target Fund may invest in the equity securities of companies of any market capitalization. The Acquiring Fund seeks to create a high conviction portfolio consisting of 30 to 60 mid-cap equity securities also selected on a value basis. The Target Fund invests in a diversified portfolio of equity securities of all market capitalizations with a focus on large-cap companies. In addition, both Funds seek to keep each Fund’s sector weightings relatively close to their respective benchmarks (the Russell 1000 Value Index for the Target Fund and the Russell MidCap Value Index for the Acquiring Fund) so that stock selection drives performance of the Funds.

ALPS | WMC Research Value Fund (Target Fund)	Heartland Mid Cap Value Fund (Acquiring Fund)
Investment Objective

The Target Fund’s investment objective is to seek long-term capital appreciation. Dividend income may be a factor in portfolio selection but is secondary to the Target Fund’s principal objective.

The Target Fund’s investment objective may be changed with the approval of the Board of Trustees and notice to shareholders, but without shareholder approval.

The Acquiring Fund’s investment objective is substantially the same as the Target Fund’s: long-term capital appreciation and modest current income. The Acquiring Fund does not refer to the income component as a secondary investment objective.

Same.

Principal Investment Strategies

The Target Fund invests primarily in common stocks of U.S. companies that the Fund’s sub-adviser, Wellington Management Company LLP (“Wellington Management” or the “Sub-Adviser”) believes are undervalued by the marketplace. The Sub-Adviser may invest in companies with any market capitalization, but will emphasize primarily large capitalization companies.

Disciplined portfolio construction techniques are used to manage risk and ensure diversification through investments in a number of different industries and companies.

Under normal circumstances, at least 80% of the Acquiring Fund’s net assets are invested in equity securities of mid-capitalization companies. For purposes of this test, Heartland considers securities in the market capitalization range of the Russell MidCap® Index as mid-capitalization companies. As of May 10, 2019, the market capitalization range of the companies in the Russell MidCap® Index was $2.4 billion to $35.5 billion. The median market capitalization of the Acquiring Fund is expected to fluctuate over time depending on Heartland’s perceptions of relative valuations, future prospects, and market conditions.

The Acquiring Fund invests primarily in a concentrated number (generally 30 to 60) of mid-capitalization equity securities selected on a value basis and whose current market prices, in Heartland’s judgment, are undervalued relative to their intrinsic value. A majority of its assets are generally invested in dividend-paying common stocks.

The Acquiring Fund utilizes Heartland’s disciplined and time-tested 10 Principles of Value InvestingTM framework to identify securities with the potential for appreciation and a potential margin of safety to limit downside risk.

	ALPS | WMC Research Value Fund (Target Fund)	Heartland Mid Cap Value Fund (Acquiring Fund)
Investment Process/Philosophy	The Target Fund utilizes an approach designed to add value through fundamental, bottom-up security analysis. The Target Fund consists of multiple subportfolios and each subportfolio is actively managed by one or more of Wellington Management’s Global Industry Analysts, who have developed investment frameworks that have proven most relevant to their particular industry. The allocation of assets to each subportfolio corresponds to the relative weight of the analysts’ coverage universe within the Russell® 1000 Value Index. As a result of the portfolio construction process, the Target Fund maintains broad diversification across industries.

Value investing is Heartland’s passion and sole focus. Heartland seeks value by analyzing overlooked and unpopular stocks, which Heartland believes sell at significant discounts to their true worth. This discount is a means to achieve potential appreciation while potentially limiting downside risk. Heartland defines “value” according to its proprietary 10 Principles of Value Investing.™ This process is designed to evaluate stocks against the following distinct criteria:

1.      catalyst for recognition,

2.      low price in relation to earnings,

3.      low price in relation to cash flow,

4.      low price in relation to book value,

5.      financial soundness,

6.      positive earnings dynamics,

7.      sound business strategy,

8.      capable management and insider ownership,

9.      value of the company, and

10.     positive technical analysis.

Temporary Investment Strategies	The Target Fund may, from time to time, invest all of its assets in short-term instruments when its subadviser, Wellington Management, determines that adverse market, economic, political or other conditions call for a temporary defensive posture. Such a defensive position may result in the Fund failing to achieve its investment objective.	Under adverse market, economic, political, or other conditions, the Acquiring Fund may temporarily invest, without limitation, in liquid reserves such as money market instruments, certificates of deposit, commercial paper, corporate debt securities, variable rate demand notes, government securities, and repurchase agreements. In addition, the Acquiring Fund may invest in such temporary investments under conditions when Heartland is unable to identify attractive investment opportunities. The Acquiring Fund may temporarily invest in fixed income securities of any duration.

Comparison of Principal Risks of Investing in the Funds. The principal risks of the Target Fund are substantially the same as the corresponding risks of the Acquiring Fund. However, the risks differ in that the Acquiring Fund primarily invests in the equity securities of mid-cap companies, whereas the Target Fund may invest in the equity securities of companies of any market capitalization. In addition, the Acquiring Fund invests in limited number of equity securities, whereas the Target Fund invests in a larger number of equity securities. Some of the risks of the Acquiring Fund may be stated differently to match the standardized policies of the Heartland Family of Funds. The following table sets forth the principal risks of each Fund:

	ALPS | WMC Research Value Fund (Target Fund)	Heartland Mid Cap Value Fund (Acquiring Fund)
Management Risk	The Sub-Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Target Fund to incur losses.	The ability of the Acquiring Fund to meet its investment objective is directly related to Heartland’s investment strategies for the Acquiring Fund.
Sector Risk	Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Target Fund does not intend to invest in any particular sector or sectors, the Target Fund may, from time to time, emphasize investments in one or more sectors.

Although Heartland selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Acquiring Fund’s overall investment portfolio than other sectors. Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Acquiring Fund than on a fund with less weighting in that sector.

•      Financials Sector Risk. Companies in the financials sector are subject to risks relating to regulatory change, decreased liquidity in credit markets and unstable interest rates.

Equity Market Risk	Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Target Fund invests.	Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.
Value-Style Investing Risk	Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Target Fund to be undervalued may actually be appropriately priced.	Value stocks can perform differently from the market as a whole and from other types of stocks. Value investments are subject to the risk that their intrinsic value may not be recognized by the broad market.
Smaller Company Securities Risk	Not a principal risk of the Target Fund.	Equity securities of the smaller companies in which the Acquiring Fund may invest generally involve a higher degree of risk than investments in the broad-based equity markets. The security prices of smaller companies generally are more volatile than those of larger companies, they generally will have less market liquidity, and they may be more likely to be adversely affected by poor economic or market conditions.
Limited Portfolio Risk	Not a principal risk of the Target Fund.	As the Acquiring Fund invests in a limited number of stocks, a change in the value of any single holding may have a more pronounced effect on the Fund’s net asset value (“NAV”) and performance than would be the case if it held more positions. This generally will increase the volatility of the Fund’s NAV and investment return.
General Market Risk	Not specifically stated as a principal risk of the Target Fund.	The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.
Small Fund Risk	Not a principal risk of the Target Fund.	There can be no assurance that the Acquiring Fund will grow to or maintain an economically viable size.

Comparison of Fundamental and Non-Fundamental Investment Policies and Restrictions. The investment restrictions and limitations of the Acquiring Fund are similar to those of the Target Fund, except that the Acquiring Fund’s investment limitations are designed to align, where appropriate, to those applicable to other funds in the Heartland Family of Funds complex. With respect to each Fund, except as required by the Investment Company Act of 1940, as amended (the “1940 Act”) or the Internal Revenue Code of 1986, as amended (the “Code”), if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of such Fund’s assets or purchases and redemptions of shares will not be considered a violation of the limitation.

All of the investment policies noted in the table below are fundamental limitations. A fundamental limitation cannot be changed without the affirmative vote of the lesser of: (1) more than 50% of the outstanding voting securities of the Fund; or (2) 67% or more of the voting securities present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding voting securities are present or represented. A non-fundamental limitation may be changed by the Board of Trustees of FIT or Board of Directors of HGI, as applicable, without shareholder approval.

Additional information regarding the Target Fund’s investment limitations may be found in the Target Fund SAI, which is incorporated by reference into this Proxy Statement. Additional information regarding the Acquiring Fund’s investment limitations may be found in the Acquiring Fund SAI, which is incorporated by reference into this Proxy Statement.

Fundamental Investment Restrictions and Policies
Policy	Target Fund	Acquiring Fund	Differences
Borrowing Money	The Target Fund may not borrow money, except to the extent permitted under the 1940 Act. [1]	The Acquiring Fund may not borrow money or property, except the Fund may (i) make investments or engage in other transactions permissible under the 1940 Act which may involve borrowing, provided that the combination of such activities shall not exceed 33⅓% of total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings), and (ii) borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary purposes. Any borrowing which comes to exceed these limits shall be reduced in accordance with applicable law.	No material differences, except that the Acquiring Fund provides additional details as to the 1940 Act limits on borrowing and the Target Fund clarifies that this restriction shall be interpreted in accordance with SEC staff interpretations.
Industry Concentration	The Target Fund may not purchase securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries, as that term is used in the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time (excluding the U.S. Government and its agencies and instrumentalities).[2]	The Acquiring Fund may not invest 25% or more of its total assets in securities of non-governmental issuers whose principal business activities are in the same industry; provided, however, that there shall be no limitation on the purchase of securities issued or guaranteed by national governments, their agencies or instrumentalities.[3]	No material differences, except that the Target Fund notes that it reviews the holdings of an underlying fund and the Acquiring Fund notes that the SEC staff considers foreign governments are industries for purposes of this policy.

1 The Target Fund’s restrictions shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. Under current pronouncements, certain Target Fund positions may be excluded from the definition of “senior security” so long as the Target Fund maintains adequate cover, segregation of assets or otherwise.

2 The Target Fund will consider the holdings of an underlying fund, including private equity funds, when determining compliance with this policy.

3 For so long as it is the position of the staff of the SEC that foreign governments are industries for purposes of mutual fund policies concerning concentration, they shall not be included within the types of governmental issuers excluded from the Acquiring Fund’s concentration policies.

Fundamental Investment Restrictions and Policies
Policy	Target Fund	Acquiring Fund	Differences
Underwriting Activities	The Target Fund may not act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.	The Acquiring Fund may not underwrite the securities of other persons, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”) in connection with the purchase and sale of portfolio securities.	No material differences.
Loans	The Target Fund may not make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objectives and policies; provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities.	The Acquiring Fund may not make loans, except the Acquiring Fund may (i) acquire publicly distributed or privately placed debt securities and purchase debt, (ii) purchase money market instruments and enter into repurchase agreements, and (iii) lend portfolio securities. The Fund may not lend portfolio securities if, as a result thereof, the aggregate of all such loans would exceed 33⅓% of total assets taken at market value at the time of such loan.	No material differences.
Real Estate	The Target Fund may not purchase or sell real estate, although the Fund may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and they may acquire and dispose of real estate or interests in real estate acquired through the exercise of their rights as a holder of debt obligations secured by real estate or interests.	The Acquiring Fund may not purchase or sell real estate, except the Fund may (i) acquire real estate as a result of ownership of securities or other instruments, (ii) invest in securities or other instruments backed by real estate, and (iii) invest in securities of companies that are engaged in the real estate business and those that invest in real estate, including, but not limited to, real estate investment trusts.	No material differences.

Fundamental Investment Restrictions and Policies
Policy	Target Fund	Acquiring Fund	Differences
Commodities	The Target Fund may not purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities, including but not limited to, purchasing or selling commodity exchange-traded funds or exchange-traded notes.	The Acquiring Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except the Acquiring Fund may purchase or sell futures contracts, options on futures contracts, and other derivative instruments, and it may invest in securities or other instruments backed by physical commodities or in the securities of companies engaged in commodities businesses.	No material differences.
Issuance of Senior Securities	The Target Fund may not issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.	The Acquiring Fund may not issue senior securities, except to the extent permitted under the 1940 Act.[4]	No material differences.
Diversification	With respect to 75% of its total assets, the Target Fund may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities, or repurchase agreements collateralized by U.S. Government securities, and securities of other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.	The Acquiring Fund (a) may not, with respect to 75% of its total assets, invest more than 5% of the fair market value of its assets in securities of any one issuer, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (b) may not, with respect to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer.	No material differences. With respect to the Acquiring Fund, the SAI clarifies that diversification is measured at the time the Fund purchases a security. Similarly, the Target Fund provides, as an additional non-fundamental investment restriction, that there will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in securities rating of the investment or any other later change.

4 With respect to this fundamental limitation, the Acquiring Fund’s SAI clarifies that the 1940 Act permits the Acquiring Fund to enter into options, futures contracts, forward contracts, repurchase agreements and reverse repurchase agreements provided that these types of transactions are covered in accordance with SEC positions. Under SEC staff interpretations of the 1940 Act, such derivative transactions will not be deemed “senior securities” if the Acquiring Fund segregates assets or otherwise covers its obligations to limit the Acquiring Fund’s risk of loss, such as through offsetting positions.

Fundamental Investment Restrictions and Policies
Policy	Target Fund	Acquiring Fund	Differences
Pledging of Assets	No such fundamental policy.	The Acquiring Fund may not mortgage, hypothecate, or pledge any of its assets as security for any of its obligations, except as required for otherwise permissible borrowings (including reverse repurchase agreements), short sales, futures, options, and other hedging activities. The Acquiring Fund also will not pledge more than 15% of its net assets to secure permitted borrowings.	The Target Fund has no such fundamental policy.

The Acquiring Fund and Target Fund are subject to the following non-fundamental policies, which may be changed by the Board of Trustees of FIT or the Board of Directors of HGI, as applicable, without shareholder approval:

Non-Fundamental Investment Policies
Policy	Target Fund	Acquiring Fund	Differences
Investment Objective	The Target Fund’s investment objective is long-term capital appreciation. Dividend income may be a factor in portfolio selection but is secondary to the Target Fund’s principal objective.	The Acquiring Fund’s investment objective is long-term capital appreciation and modest current income.	No material differences, except the Acquiring Fund does not consider the income component as a secondary objective.
Holding Period	In view of the Target Fund’s investment objective of capital appreciation, with income as a secondary objective, the Fund intends to purchase securities for long-term or short-term profits, as appropriate. Securities will be disposed of in situations where, in management’s opinion, such potential is no longer feasible or the risk of decline in the market price is too great. Therefore, in order to achieve the Fund’s objectives, the purchase and sale of securities will be made without regard to the length of time the security is to be held. Higher portfolio turnover rates can result in corresponding increases in brokerage commissions.	No such non-fundamental policy.	The Acquiring Fund has no such non-fundamental policy.

Non-Fundamental Investment Policies
Policy	Target Fund	Acquiring Fund	Differences
Illiquid Securities

The Target Fund may not purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Fund’s net assets (based on then-current value) would then be invested in such securities.

For purposes of this restriction, the staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Target Fund will conduct its operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act and certain commercial paper, that the Sub-Adviser has determined to be liquid under procedures approved by the Board of Trustees of FIT.

In addition, the Target Fund may not may not acquire any illiquid securities, if as a result thereof, more than 10% of the market value of the Fund’s total assets would be in investments which are illiquid.

		The Acquiring Fund may not purchase a security if, as a result, more than 15% of net assets would be invested in illiquid securities.	No material differences; however, the Target Fund includes additional information regarding the SEC staff’s interpretation of the liquidity of repurchase agreements, and the Target Fund may not acquire any illiquid securities, if as a result thereof, more than 10% of the market value of the Target Fund’s total assets would be in investments that are illiquid.
Purchasing Securities on Margin	The Target Fund may not purchase securities on margin.	The Acquiring Fund may not purchase securities on margin, except that the Fund may (i) obtain short-term credit necessary for the clearance and settlement of purchases and sales of portfolio securities, and (ii) make margin deposits as required in connection with permissible options, futures, options on futures, short selling, and other arbitrage activities.	No material differences, except that the Acquiring Fund provides certain exceptions to this restriction.

Non-Fundamental Investment Policies
Policy	Target Fund	Acquiring Fund	Differences
Short Selling	The Target Fund may not make short sales of securities or maintain a short position, provided that this restriction shall not be deemed applicable to the purchase or sale of when-issued or delayed securities.	The Acquiring Fund may not sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the SEC or its staff, and provided that transactions in options, futures, options on futures, or other derivative instruments are not deemed to constitute selling securities short.	No material differences, except that each Fund provides difference exceptions to this restriction.
Investments in Other Investment Companies	The Target Fund may not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto.	The Acquiring Fund may not purchase securities of other open-end or closed-end investment companies, except as permitted by the 1940 Act.	No material differences.
Investing all Assets in the Shares of a Single Open-End Management Investment Company	Notwithstanding any other fundamental or non-fundamental investment restriction or policy, the Target Fund reserves the right, without the approval of shareholders, to invest all of its assets in the securities of a single open-end registered investment company with substantially the same investment objective, restrictions and policies as the Fund.[5]	Subject to approval by the HGI Board of Directors, the Acquiring Fund may invest all (or substantially all) of its assets in the securities of a single open-end investment company (or series thereof) with the same investment objective and substantially the same investment policies and restrictions as the Fund in connection with a “master/feeder” arrangement. The Fund and one or more other mutual funds or other eligible investors with identical investment objectives (“Feeders”) would invest all (or a portion) of its assets in the shares of another investment company (the “Master”) that have the same investment objective and substantially the same investment policies and restrictions as the Feeders. The Fund would invest in this manner in an effort to achieve economies of scale associated with having the Master make investments in portfolio companies on behalf of the Feeders.	No material differences.

5 In lieu of investing directly, the Target Fund SAI clarifies that Board of Trustees may consider whether the Target Fund’s investment objective would be furthered by converting to a master/feeder structure, pursuant to which the Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund. The master/feeder structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objectives, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately.

Non-Fundamental Investment Policies
Policy	Target Fund	Acquiring Fund	Differences
Futures Contracts	No such non-fundamental policy.	The Acquiring Fund may not purchase a futures contract or an option on a futures contract if, with respect to positions in futures and futures options which do not represent bona fide hedging transactions, the aggregate initial margin and premium amounts exceed 5% of its liquidation value, or if the aggregate net notional value of the Fund’s commodity exceed 100% of the liquidation value of its portfolio, in either case after taking into account unrealized profits and losses on such positions.	The Target Fund has no such non-fundamental policy. However, as part of its fundamental policies, the Target Fund may not purchase or sell commodities, except the Target Fund may purchase and sell futures contracts and options.
Industry Concentration	The Target Fund will not concentrate its investments in domestic bank money market instruments.

The Acquiring Fund has adopted a non-fundamental investment limitation stating that the Acquiring Fund’s fundamental restriction on concentration shall be determined in accordance with the Fund’s annual and semiannual reports.

For so long as it is the position of the staff of the SEC that foreign governments are industries for purposes of such restriction, investments in foreign governments shall be so limited.

The Acquiring Fund has no such non-fundamental policy on bank money market instruments and the Acquiring Fund notes that the SEC staff considers foreign governments are industries for purposes of this policy.
Reverse Repurchase Agreements and Borrowing	The Target Fund may not enter into reverse repurchase agreements or borrow money, except from banks for extraordinary or emergency purposes, if such obligations exceed in the aggregate one-third of the market value of the Fund’s total assets, less liabilities other than obligations created by reverse repurchase agreements and borrowing.	No such non-fundamental policy.	The Acquiring Fund has no such non-fundamental policy but has a fundamental policy regarding the Acquiring Fund’s ability to borrow in accordance with 1940 Act requirements.

The Target Fund SAI provides that there will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment or any other later change. Likewise, the Acquiring Fund SAI provides that, unless otherwise expressly provided therein, any restriction that is expressed as a percentage is adhered to at the time of investment or other transaction; a later change in percentage resulting from changes in the value of the Acquiring Fund’s assets will not be considered a violation of the restriction. The Acquiring Fund SAI further provides that calculations based on total assets do not include cash collateral held in connection with portfolio lending activities.

Comparison of Management, Management Fees, Sales Loads and Expense Limitation Agreements of the Target Fund and Acquiring Fund. The following table compares the investment adviser, sub-adviser, portfolio managers, management fees and expense limitation agreement of the Target Fund to the Acquiring Fund. If the Reorganization is consummated, the Target Fund will be managed by Heartland as its investment adviser, without a subadviser and with the Acquiring Fund’s portfolio management team. The management fee the Acquiring Fund pays to Heartland for its advisory services is 20 basis points lower than the management fee the Target Fund pays to AAI for its advisory services. In addition, and discussed in further detail below, the Target Fund’s Class A shares charge an initial sales load and the Target Fund’s Class C shares class charges a contingent deferred sale charge (“CDSC”), whereas the Acquiring Fund is a no-load fund. Heartland intends to amend the existing operating expense limitation agreement immediately following the Closing Date in order to lower the total expense ratio of each class of the Acquiring Fund so that total annual fund operating expenses do not exceed 1.10% and 0.85% of the Acquiring Fund’s average daily net assets for Investor Class and Institutional Class shares, respectively, for a period of two years. As a result, shareholders of the Target Fund are expected to experience lower net expenses as a result of the Reorganization. Unlike the Target Fund’s expense waiver agreement, the Acquiring Fund’s operating expense limitation agreement does not permit Heartland to recapture expenses it has borne through the agreement to the extent that the Acquiring Fund’s expenses in later periods fall below the annual rates set forth in such agreement or in previous agreements.

It is anticipated that a substantial portion of the securities held by the Target Fund will be disposed of in connection with the Reorganization to align the securities portfolio of the Target Fund with the securities portfolio of the Acquiring Fund. Any realignment could result in additional portfolio transaction costs to the Target Fund and increased taxable distributions to shareholders of the Target Fund. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Target Fund’s basis in such assets. Any net realized capital gain from sales that occur prior to the Reorganization will be distributed to the Target Fund’s shareholders as capital gain distributions (to the extent of the excess of net long-term capital gain over net short-term capital loss) and/or ordinary dividends (to the extent of the excess of net short-term capital gain over net long-term capital loss) during or with respect to the year of sale (after reduction by any available capital loss carryovers), and such distributions will be taxable to taxable shareholders. This portfolio turnover would be in addition to the portfolio turnover that would be experienced by the Acquiring Fund following the Reorganization in connection with its normal investment operations. It is also possible that the Acquiring Fund will experience higher portfolio turnover and increased trading costs following the Closing Date as Heartland aligns the Target Fund’s securities received pursuant to the Reorganization to Heartland’s investment strategy, and that such alignment could result in increased taxable distributions to shareholders of the Acquiring Fund. You should consult your tax advisor for further information about federal, state and local tax consequences relative to your specific situation.

	ALPS | WMC Research Value Fund (Target Fund)	Heartland Mid Cap Value Fund (Acquiring Fund)
Investment Adviser and Sub-Adviser	Investment Adviser: ALPS Advisors, Inc. Sub-Adviser: Wellington Management Company LLP	Investment Adviser: Heartland Advisors, Inc. Sub-Adviser: None.
Portfolio Managers	Mary L. Pryshlak and Jonathan G. White have co-managed the Target Fund since January 2018.	Colin P. McWey and William (“Will”) R. Nasgovitz co-manage the Acquiring Fund. Mr. McWey has served as a portfolio manager since the Fund’s inception in October 2014 and Mr. Will Nasgovitz has served as a portfolio manager since February 2015.
Management Fees

Management Fee. The Target Fund pays AAI an annual management fee of 0.95% based on the Fund’s average daily net assets. The management fee is accrued daily and paid monthly.

Subadvisory Fee. AAI pays the Sub-Adviser an annual sub-advisory management fee of (i) fifty (50) basis points of the Fund’s daily net assets of $0 - $250 million; (ii) forty (40) basis points of the Fund’s daily net assets of between $250 million and $500 million; and (iii) thirty (30) basis points of the Fund’s daily net assets of $500 million and above. The sub-advisory management fee is accrued daily and paid monthly by AAI from the management fee AAI receives from the Fund.

Management Fee. The Acquiring Fund pays Heartland an annual management fee of 0.75% based on the Fund’s average daily net assets. The management fee is accrued daily and paid monthly.

Subadvisory Fee. Not applicable.

Sales Loads	As discussed in further detail below, the Target Fund’s Class A shares charge an initial sales load of up to 5.50% and the Target Fund’s Class C shares class charge a CDSC of 1.00%.	The Acquiring Fund is a no-load fund.

	ALPS | WMC Research Value Fund (Target Fund)	Heartland Mid Cap Value Fund (Acquiring Fund)
Expense Limitations	AAI has agreed contractually to limit the amount of the Target Fund’s total annual expenses, exclusive of distribution and service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 0.90% of the Target Fund’s average daily net assets. This agreement is in effect through February 28, 2020. AAI is permitted to recapture, on a class-by-class basis, expenses it has borne through this agreement to the extent that the Target Fund’s expenses in later periods fall below the annual rates set forth in this agreement or in previous agreements; provided however, that such recapture payments do not cause the Target Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Target Fund will not be obligated to pay any such deferred fees and expenses more than thirty-six months after the date on which the fees or expenses were deferred, as calculated on a monthly basis. AAI may not discontinue this waiver prior to February 28, 2020 without the approval of the Target Fund’s Board of Trustees. In light of the proposed timing of the Reorganization, AAI has agreed to extend this fee waiver until February 28, 2021.

Pursuant to an amended operating expense limitation agreement between Heartland and HGI, on behalf of the Acquiring Fund, to be effective immediately following the Closing Date, Heartland has agreed to waive its management fees and/or pay expenses of the Acquiring Fund to ensure that the Fund’s total annual fund operating expenses (excluding front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses, or extraordinary expenses) do not exceed 1.10% of the Fund’s average daily net assets for the Investor Class shares and 0.85% for the Institutional Class shares through at least May 1, 2022, and subject to the annual renewal of the agreement by the Board of Directors thereafter. This operating expense limitation agreement can be terminated only with the consent of the Board of Directors.

Pursuant to the amended agreement, shareholders of the Target Fund will experience lower net expenses as a result of the Reorganization.

Past Performance. Set forth below is the performance information for the Target Fund and the Acquiring Fund. The bar charts and tables below show the historical performance of each Fund’s shares and provide some indication of the risks of investing in the Funds. The bar charts show how the Funds’ total returns before taxes have varied from year to year, while the tables compare the Funds’ average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Funds will perform in the future. Investors may obtain updated performance information for the Target Fund at www.alpsfunds.com or by calling (866) 759-5679, and the Acquiring Fund at www.heartlandadvisors.com or by calling (800) 432-7856.

ALPS | WMC REARCH VALUE FUND
(Target Fund)

Calendar Year Total Returns for Investor Class Shares

The Target Fund’s return from January 1, 2019 through September 30, 2019 was 19.23%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return	Worst Quarter Return

16.57% (2nd quarter, 2009)	(18.12)% (3rd quarter, 2011)

Average Annual Total Returns

(For the periods ended December 31, 2018)

Target Fund	One Year	Five Years	Ten Years
Investor Class Return Before Taxes	(10.50)%	4.13%	9.86%
Return After Taxes on Distributions	(17.45)%	(0.29)%	7.38%
Return After Taxes on Distributions and Sale of Fund Shares	(7.74)%	1.90%	7.35%
Class A Return Before Taxes	(15.39)%	2.96%	9.24%
Class C Return Before Taxes	(11.96)%	3.35%	9.05%
Class I Return Before Taxes	(10.27)%	4.40%	10.15%
Russell 1000® Value Index (reflects no deductions for fees, expense or taxes)	(8.27)%	5.95%	11.18%
S&P 500® Index (reflects no deductions for fees, expense or taxes)	(4.38)%	8.49%	13.12%

HEARTLAND MID CAP VALUE FUND
(Acquiring Fund)
Calendar Year Total Returns for Investor Class Shares

The Acquiring Fund’s return from January 1, 2019 through September 30, 2019 was 16.12%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return	Worst Quarter Return

11.86% (4th quarter, 2016)	(13.41)% (4th quarter, 2018)

Average Annual Total Returns

(For periods ended December 31, 2018)

Acquiring Fund	One Year	Lifetime (since 10-31-2014)
Investor Class
Return Before Taxes	(8.58)%	4.49%
Return After Taxes on Distributions	(10.79)%	3.32%
Return After Taxes on Distributions and Sale of Fund Shares	(3.99)%	3.37%
Institutional Class
Return Before Taxes	(8.28)%	4.77%
Russell MidCap Value Index (reflects no deductions for fees, expenses or taxes)	(12.29)%	3.73%

After-tax returns are shown only for Investor Class shares for the Funds and after-tax returns for other share classes will vary. After-tax returns for the Funds were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign income taxes or non-income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Funds through tax-advantaged arrangements, such as a 401(k) plan or individual retirement account. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

The Acquiring Fund will be the accounting and performance survivor following the Reorganization and, accordingly, the performance history of the Acquiring Fund will survive.

The Funds’ Fees and Expenses. The following table shows the current fees and expenses of the Target Fund (based on the Target Fund’s fiscal year ended October 31, 2019) compared to those of the Acquiring Fund (based on the Acquiring Fund’s period ended June 30, 2019) and the pro forma fees and expenses of the Acquiring Fund assuming the Reorganization had occurred on the first day of the twelve-month period ended June 30, 2019.

	ALPS | WMC Research Value Fund (Target Fund)				Heartland Mid Cap Value Fund (Acquiring Fund)		Heartland Mid Cap Value Fund Pro Forma (Acquiring Fund)
Shareholder Fees (fees paid directly from your investment)	Investor	Class A	Class C	Class I	Investor	Institutional	Investor	Institutional
Maximum Sales Charge (Load) Imposed on Purchases	None	5.50%	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	None	1.00%	None	None	None	None	None
Redemption Fee (as a percentage of the net asset value of any shares that are redeemed or exchanged within 10 days after they were purchased)	None	None	None	None	2.00%	2.00%	2.00%	2.00%
Exchange Fee	None	None	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Investor	Class A	Class C	Class I	Investor	Institutional	Investor	Institutional
Management Fees	0.95%	0.95%	0.95%	0.95%	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	0.25%	1.00%	None	0.25%(2)	None	0.25%(2)	None
Other Expenses	0.35%	0.35%	0.35%	0.35%	1.22%	1.30%	0.36%	0.32%
Total Annual Fund Operating Expenses	1.55%	1.55%	2.30%	1.30%	2.22%	2.05%	1.36%	1.07%
Fee Waiver and/or Expense Reimbursement(1)	-0.40%	-0.40%	-0.40%	-0.40%	-0.97%	-1.06%	-0.26%	-0.22%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	1.15%	1.15%	1.90%	0.90%	1.25%	0.99%	1.10%	0.85%

(1)	AAI has agreed contractually to limit the amount of the Target Fund’s total annual expenses, exclusive of distribution and service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 0.90% of the Target Fund’s average daily net assets. This agreement is in effect through February 28, 2020. AAI is permitted to recapture, on a class-by-class basis, expenses it has borne through this letter agreement to the extent that the Target Fund’s expenses in later periods fall below the annual rates set forth in this letter agreement or in previous letter agreements; provided however, that such recapture payments do not cause the Target Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Target Fund will not be obligated to pay any such deferred fees and expenses more than thirty-six months after the date on which the fees or expenses were deferred, as calculated on a monthly basis. AAI may not discontinue this waiver prior to February 28, 2020 without the approval of the Fund’s Board of Trustees. In light of the proposed timing of the Reorganization, AAI has agreed to extend this fee waiver through February 28, 2021.

(2)	The Acquiring Fund’s Investor Class shares are subject to an annual distribution fee of up to 0.25% pursuant to a reimbursement plan adopted under Rule 12b-1. The maximum rate of the Rule 12b-1 fee may not be incurred in a given year.

(3)	Pursuant to the existing operating expense limitation agreement between Heartland and HGI, on behalf of the Acquiring Fund, Heartland has agreed to waive its management fees and/or pay expenses of the Acquiring Fund to ensure that the Fund’s total annual fund operating expenses (excluding front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses, or extraordinary expenses) do not exceed 1.25% of the Fund’s average daily net assets for the Investor Class shares and 0.99% for the Institutional Class shares through at least May 1, 2020, and subject to the annual renewal of the agreement by the Board of Directors thereafter. This operating expense limitation agreement can be terminated only with the consent of the Board of Directors. In connection with the Reorganization, Heartland has agreed to amend its current operating expense limitation agreement to lower the total expense ratios to 1.10% for the Investor Class and 0.85% for the Institutional Class through May 1, 2022.

Examples

The Examples below are intended to help you compare the cost of investing in the Target Fund with the cost of investing in the Acquiring Fund, assuming the Reorganization has been completed. The Examples assume that you invest $10,000 in the specified Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, and that each Fund’s total operating expenses remain the same. The Examples reflect the Heartland’s and AAI’s respective existing agreements to waive and reimburse expenses as noted in the fee table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Investor Class, Class A and Class C

Fund	Year 1	Year 3	Year 5	Year 10
ALPS | WMC Research Value Fund – Investor Class (Target Fund)	$117	$452	$811	$1,819
ALPS | WMC Research Value Fund –Class A (Target Fund)	$661	$977	$1,316	$2,269
ALPS | WMC Research Value Fund –Class C (Target Fund)	$293*	$682	$1,197	$2,610
Heartland Mid Cap Value Fund – Investor Class (Acquiring Fund)	$127	$632	$1,163	$2,617
Heartland Mid Cap Value Fund Pro Forma – Investor Class (Acquiring Fund)	$112	$378	$693	$1,587

*You would pay $193 if you did not redeem your shares.

Institutional Class

Fund	Year 1	Year 3	Year 5	Year 10
ALPS | WMC Research Value Fund – Institutional Class (Target Fund)	$92	$375	$679	$1,541
Heartland Mid Cap Value Fund – Institutional Class (Acquiring Fund)	$101	$588	$1,102	$2,512
Heartland Mid Cap Value Fund Pro Forma – Institutional Class (Acquiring Fund)	$87	$295	$546	$1,264

With respect to the Target Fund, the Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. The Acquiring Fund does not charge any sales charges (loads). The expenses that would be paid for Investor Class, Class A, and Class I shares of the Target Fund, if a shareholder did not redeem shares, would be the same as in the above table.

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when such Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect a Fund’s performance. The Target Fund had a portfolio turnover rate of 58% of the average value of its portfolio during its fiscal year ended October 31, 2019. The Acquiring Fund had a portfolio turnover rate of 49% and 27% of the average value of its portfolio during its fiscal year ended December 31, 2018 and during the six months ended June 30, 2019, respectively.

Comparison of Share Classes and Distribution Arrangements. Assuming shareholder approval of the Reorganization, shares of the Target Fund will be reorganized into the corresponding classes of shares of the Acquiring Fund, which are described below. This section of the Proxy Statement/Prospectus describes the different distribution arrangements and eligibility requirements among the various share classes of the Funds.

Distribution Arrangements and Principal Underwriters. ALPS Portfolio Solutions Distributor, Inc. (“APSD”) is the distributor and principal underwriter for the Target Fund’s shares. ALPS Distributors, Inc. (the “Distributor”) is the distributor and principal underwriter for the Acquiring Fund’s shares. APSD and the Distributor offer shares of the Target Fund and the Acquiring Fund, respectively, on a continuous basis directly and through authorized financial intermediaries. APSD and the Distributor are registered broker-dealers, members of the Financial Industry Regulatory Authority, Inc. (“FINRA”) and affiliated by virtue of being under common control of SS&C Technologies, Inc.

Class Structure. The Target Fund offers four classes of shares, designated as Investor Class, Class A, Class C and Class I. The Acquiring Fund offers two classes of shares, designated as Investor Class and Institutional Class. Target Fund shareholders will receive shares of the corresponding class of the Acquiring Fund’s shares in connection with the Reorganization as follows:

ALPS | WMC Research Value Fund (Target Fund)	Heartland Mid Cap Value Fund (Acquiring Fund)
Investor Class	Investor Class
Class A	Investor Class
Class C	Investor Class
Class I	Institutional Class

The different share classes offered by the Funds are designed to address different investment needs through distinct fee structures. The similarities and differences among the sales charges and distribution and service fees applicable to each share class of the Target Fund and the Acquiring Fund are described below. Certain classes of the Target Fund are subject to sales loads, while the Acquiring Fund is a no-load fund.

•	Class A Shares. Class A shares of the Target Fund are sold at the offering price, which is the NAV plus a front-end sales charge that is based on the amount invested. The maximum front-end sales charge applicable to Class A shares of the Target Fund is 5.50% of the offering price. The following table shows the initial sales charge schedule for investments in Class A shares of the Target Fund. The Target Fund’s other share classes and the Acquiring Fund’s share classes are not subject to an initial sales charge.

Amount of Purchase	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Net Investment (Net Asset Value)	Dealer Concession as a Percentage of Offering Price[1]
Less than $50,000	5.50%	5.82%	4.75%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.60%
$1,000,000 or more	None	None	None

1 Offering price includes the front-end sales load.

If $1 million or more is invested, either lump sum or through the Target Fund’s accumulation of letter of intent programs, investors can purchase Class A shares without an initial sales charge. However, a CDSC of 1.00% may apply to Class A shares redeemed within the first 18 months after purchase in excess of $1 million. The Acquiring Fund’s shares do not charge an initial sales charge or a CDSC. As discussed in further detail below, the Class A shares of the Target Fund and the Investor Class shares of the Acquiring Funds are subject to an annual Rule 12b-1 fee of up to 0.25%.

•	Class C Shares. Class C shares of the Target Fund are sold at NAV next determined without an initial sales charge. The Target Fund imposes a CDSC of 1.00% on purchases of Class C shares if Class C shares are redeemed within one year after purchase. Unlike the Target Fund, the Acquiring Fund does not imposes a CDSC on the Investor Class shares. As discussed in further detail below, the Class C shares are subject to an annual Rule 12b-1 fee of up to 1.00%, and the Investor Class shares are subject to an annual Rule 12b-1 fee of up to 0.25%.

•	Investor Class Shares. Neither the Investor Class shares of the Target Fund nor the Investor Class shares of the Acquiring Fund are subject to initial sales charges or CDSCs. Accordingly, investors purchasing Investor Class shares of the Acquiring Fund following the Reorganization will pay the NAV next determined after their order is receive by the Acquiring Fund. As discussed in further detail below, the Investor Class shares of both Funds are subject to an annual Rule 12b-1 fee of up to 0.25%.

•	Class I and Institutional Shares. Neither the Class I shares of the Target Fund nor the Institutional Class shares of the Acquiring Fund are subject to initial sales charges or CDSCs. Accordingly, investors purchasing Institutional Class shares of the Acquiring Fund following the Reorganization will pay the NAV next determined after their order is received by the Fund. Additionally, Class I/Institutional Class shares of the Funds are not subject to 12b-1 fees.

•	Minimum Initial Investments. The minimum initial amount of investment in Investor Class, Class A and Class C shares of the Target Fund is $500 for tax-advantaged accounts and $2,500 for other accounts. The minimum initial amount of investment in Class I shares of the Target Fund is $100,000. There is no subsequent investment minimum.

The minimum initial investment for Investor Class shares of the Acquiring Fund is $500 for IRA accounts, $500 for the Coverdell Education Savings Account and $1,000 for regular accounts. The minimum initial amount of investment in Institutional Class shares of the Acquiring Fund, including IRAs, is $500,000. The minimum subsequent investment amount, other than through reinvestment of distributions or an automatic investment plan, for the Acquiring Fund’s Investor Class and Institutional Class shares is $100.

Distribution and Servicing Fees. The Target Fund has adopted a separate plan of distribution for Investor Class, Class A and Class C shares pursuant to Rule 12b-1. The plans allow the Target Fund to use Investor Class, Class A and/or Class C assets to pay fees in connection with the distribution and marketing of, and/or ongoing shareholder services to, Investor Class, Class A or Class C shareholders. Each plan permits payment for services in connection with the administration of plans or programs that use Investor Class, Class A and/or Class C shares of the Target Fund as their funding medium and for related expenses. The plans permit the Target Fund to make total payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Investor Class and Class A shares and 1.00% of the Fund’s average daily net assets attributable to its Class C shares (0.75% distribution fee and 0.25% servicing fee).

Under the terms of the plans, FIT is authorized to make payments to APSD for remittance to financial intermediaries as compensation for distribution and/or shareholder ongoing services performed by such entities for beneficial shareholders of the Target Fund. APSD is entitled to retain some or all fees payable under the plans in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

APSD is entitled to retain all fees paid under the Class C plan for the first 12 months on any investment in Class C shares to recoup the payment of commissions on sales of Class C shares. Financial intermediaries will become eligible for compensation under the Class C plan beginning in the 13th month following the purchase of Class C shares. APSD may, pursuant to a written agreement between APSD and a particular financial intermediary pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C shares should the financial intermediary forgo the commission.

The Acquiring Fund has adopted a reimbursement plan under Rule 12b-1, whereby the Acquiring Fund pays the Distributor a fee that is calculated and paid monthly at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Investor Class shares. The Rule 12b-1 fee is used to reimburse the Distributor for distributing and servicing expenses incurred on behalf of the Acquiring Fund’s Investor Class shares. Any amount of such payment not paid by the Distributor during the Fund’s fiscal year for distributing and servicing the Fund’s shares shall be reimbursed by the Distributor as soon as practicable after the end of the fiscal year.

If the Reorganization is consummated, Investor Class, Class A and Class C shares of the Acquiring Fund will be exchanged for Investor Class shares of the Target Fund. The maximum annual Rule 12b-1 fees will remain the same for Investor Class and Class A shares and will be reduced by 0.75% for Class C shares following the Reorganization. In addition, the Target Fund’s Rule 12b-1 plans for Investor Class, Class A and Class C are compensation plans, whereas the Acquiring Fund’s plan is a reimbursement plan. Under the Target Fund’s compensation plans, the Rule 12b-1 fees are paid as a percentage of the Target Fund’s average daily net assets attributed to one of its classes and are not tied to distribution expenses incurred by APSD. Whereas, under the Acquiring Fund’s reimbursement plan, the Rule 12b-1 fees are paid in amounts up to 0.25% of the Acquiring Fund’s average daily net assets and only cover the distribution expenses actually incurred by the Distributor.

Neither the Class I shares of the Target Fund nor the Institutional Class shares of the Acquiring Fund pay Rule 12b-1 fees.

Payments to Financial Intermediaries. AAI, the Sub-Adviser and/or their affiliates may also make payments for distribution and/or shareholder servicing activities for out of their own resources. AAI or the Sub-Adviser may also make payments for marketing, promotional or related expenses to financial intermediaries. The amount of these payments is determined by AAI or the Sub-Adviser and may be substantial. These payments are often referred to as “revenue sharing” payments. In some circumstances, such payments may create an incentive for a financial intermediary or its employees or associated persons to recommend or offer shares of the Fund to you, rather than shares of another mutual fund.

Similarly, Heartland or its affiliates may, from their own assets, respectively, also make “revenue sharing” payments to some, but not all, brokers, dealers, or financial intermediaries for shareholder services, and as an incentive to sell shares of a Fund and/or promote retention of their customer’s assets in the Acquiring Fund. These revenue sharing payments do not change the price paid by investors to purchase the Acquiring Fund’s shares or the amount the Fund receives as proceeds from such sales. These revenue sharing payments may be made to brokers, dealers, and other financial intermediaries that provide services to the Acquiring Fund or its shareholders, including shareholder servicing, transaction processing, recordkeeping, sub-accounting, and other administrative services to their customers in connection with investments in the Acquiring Fund. Revenue sharing payments may also be made to brokers, dealers, and other financial intermediaries for inclusion of the Acquiring Fund on preferred or recommended lists and for granting Heartland access to sales meetings, sales representatives, and management representatives of the broker, dealer, or other financial intermediaries. These fees may be in addition to any distribution, administrative, or shareholder servicing fees or other fees or charges paid from the Acquiring Fund’s assets to these financial intermediaries or by shareholders directly.

Certain financial intermediaries may contract with the Target Fund, or its designees, to perform certain networking, recordkeeping, sub-accounting and/or administrative services for shareholders of the Fund. In consideration for providing these services, the financial intermediaries will receive compensation, which is typically paid by the Target Fund. Any such payment by the Target Fund to a financial intermediary for networking, recordkeeping, sub-accounting and/or administrative services are in addition to any 12b-1 related services provided to shareholders.

Similarly, the Acquiring Fund and/or the Distributor have entered into shareholder support services agreements with certain broker-dealers and other intermediaries whereby the financial intermediary provides administrative services to individual shareholders that hold shares of the Acquiring Fund through an omnibus account, networked accounts, or similar arrangement with the financial intermediary. Such services may include, but are not limited to: (1) maintaining shareholder accounts; (2) providing information periodically to shareholders showing their ownership in the Acquiring Fund; (3) processing purchase, exchange, and redemption requests from shareholders and placing such orders with Heartland or its service providers; (4) responding to shareholder inquiries; (5) forwarding documents and other communications from Heartland (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (6) assisting shareholders in changing dividend options, account designations, and addresses; (7) providing subaccounting and tax reporting services; (8) processing dividend and other payments from Heartland on behalf of the shareholders; and (9) providing such other similar services as Heartland may reasonably request or to which the parties may agree. In consideration for such services, a financial intermediary is compensated by the Acquiring Fund at an annual rate based upon the average daily NAV of the applicable class of shares of the Fund or based on the number of accounts in the applicable class of shares of the Acquiring Fund. Payments to financial intermediaries for such services, sometimes referred to as “sub-TA fees,” may vary based on a number of factors, including, but not limited to, the type of intermediary, the types and level of services provided, and the level of assets invested in the Funds. Any payments of sub-TA fees made by the Acquiring Fund pursuant to such agreements are in addition the Rule 12b-1 fee the financial intermediary may also be receiving.

Sub-TA fees paid by the Target Fund and the Acquiring Fund are included in the total amount of “Other Expenses” listed in the Funds’ Fees and Expenses table above.

AAI is currently a party to a shareholder servicing agreement with Activa Management Services LLC (“AMS”) with respect to shareholders of the predecessor fund to the Target Fund, the Activa Value Fund (the “Predecessor Fund”), which was reorganized into the Target Fund in 2009. In connection with the Predecessor Fund’s reorganization, AAI and AMS entered into a shareholder services agreement, pursuant to which AMS provides certain shareholder services to the Predecessor Fund’s shareholders and other qualified holders, including, but are not limited to, taking and forwarding and other shareholder inquiries to AAI, providing historical and current shareholder data to AAI, and serving as liaison between AAI and such shareholders. AAI pays AMS a shareholder servicing fee for these services. Following the Closing Date, Heartland intends to enter into a similar arrangement with AMS, pursuant to which Heartland (and not the Acquiring Fund) would pay a fee for such services.

Comparison of Purchase and Redemption Procedures.

Purchase Procedures. With respect to the Target Fund, Investor Class, Class A and Class C shares are generally available only through financial intermediaries. In addition, the Class I shares are offered only through certain types of financial intermediaries and to certain institutional investors, which may include, but are not limited to corporations, retirement plans, public plans and foundations/endowments. Class I shares are not offered to individual investors.

Shares of the Target Fund cannot be purchased directly and may be purchased, exchanged or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisers or other financial intermediaries. Shares of the Target Fund made available through full service broker-dealers may be available through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account.

Investors of the Target Fund may be charged a fee if they effect transactions through a broker or agent. The Target Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Target Fund’s behalf. The Target Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker or the broker’s authorized designee. With certain limited exceptions, the Target Fund is available only to U.S. citizens or residents.

With respect to the Acquiring Fund, Investor Class shares are offered to all investors directly and through mutual fund supermarkets or platforms offered by broker-dealers or other financial intermediaries. The Acquiring Fund’s Institutional Class shares are offered to all types of investors directly and through mutual fund supermarkets or platforms offered by broker-dealers or other financial intermediaries, provided that the investor meets the minimum investment threshold for Institutional Class shares described above. The following investors will not be subject to the investment minimum with respect to the Institutional Class shares: qualified retirement or profit sharing plans opened through third party service providers or recordkeepers; financial advisors; institutions that have a strategic investment advisory relationship with Heartland; employees of Heartland and their immediate family members; and Heartland’s investment advisory clients. Similar to the Target Fund, the Acquiring Fund is available for purchase only by residents of the U.S. and certain U.S. territories.

Additional information about purchase procedures of the Acquiring Fund is available in Appendix B.

Redemption Procedures. Redemptions of Target Fund shares, like purchases, may generally be effected only through retirement plans, broker-dealers and financial intermediaries. Your financial intermediary or the appropriate plan documents can provide details. Your financial intermediary may charge a processing or service fee in connection with the redemption of Target Fund shares. Acquiring Fund shares will be redeemed at the NAV per share next determined after your instructions are received by the Acquiring Fund or its authorized agent. Acquiring Fund shares may be redeemed by mail, telephone, internet or systematic withdrawal. A redemption order will not be accepted unless the order and related information are complete, as described further in Appendix B.

Each Fund has reserved the right to redeem shares “in kind.” Additionally, each Fund permits redemptions by mail, wire transfer, and telephone. Shareholders of the Acquiring Fund who request a redemption wire transfer will be required to pay a $4.00 wire transfer fee to cover costs associated with the transfer.

If a shareholder of the Acquiring Fund does not participate in an automatic investment plan or does not qualify for an exemption from the minimum initial investment for the Acquiring Fund’s share classes, and the shareholder’s account value with respect to the Acquiring Fund’s shares falls below $500 for Investor Class shares or $400,000 for Institutional Class shares, for three consecutive months or more, the Acquiring Fund may redeem all of the shares in that account, at the Fund’s NAV per share next determined, upon 60 days’ advance notice to the investor. The shareholder may avoid an involuntary redemption by making additional investments to bring his, her or its account value up to at least $500 for Investor Class shares or $400,000 for Institutional Class shares. Unlike the Acquiring Fund, the Target Fund does not currently impose an account minimum.

Additional information regarding the Acquiring Fund’s redemption procedures is available in Appendix B to this Proxy Statement/Prospectus.

Redemption Fees. The Acquiring Fund will charge an early redemption fee of 2.00% of the proceeds of shares purchased after the Reorganization that are redeemed within 10 days from the initial purchase date and payable to the Acquiring Fund. The redemption fee imposed by the Acquiring Fund is intended to deter frequent purchases and sales of the Fund’s shares. Unlike the Acquiring Fund, the Target Fund does not impose redemption fees payable to the Fund, but charges a CDSC to Class C shares and, in limited circumstances, to Class A shares each as described above.

Shares of the Acquiring Fund that are distributed to Target Fund shareholders in connection with the Reorganization will not be subject to a redemption fee. The redemption fee may be waived under certain circumstances, as described in Appendix B to the Proxy Statement.

Comparison of Exchange Privileges. Each Fund offers exchange privileges subject to certain requirements. The Target Fund offers exchange privileges between the Target Fund and other series of FIT advised by AAI, so long as such series of FIT is available in the prospective investor’s state and the investor meets the minimum investment criteria.

Unless an investor instructs the Acquiring Fund that such investor does not want this service, investors are automatically permitted to purchase shares of any Heartland Fund with the redemption proceeds from the investor’s account in any other Heartland Fund. This type of transaction is referred to as an “exchange” and may be effected by writing or calling the Heartland Funds. Subject to compliance with applicable minimum initial and subsequent investment requirements and other restrictions applicable to the Heartland Fund the investor would like to purchase, such investor may exchange shares of any Heartland Fund for shares of the same class of any other Heartland Fund. Telephone exchanges may only occur between identically registered accounts. Moreover, for federal income tax purposes, you will be considered to have sold the shares exchanged, and you may realize a gain or loss for federal income purposes on that sale. For additional information about the Acquiring Fund’s exchange procedures, please see Appendix B.

Summary of the Material U.S. Federal Income Tax Consequences of the Reorganization. As a condition to the Reorganization, FIT and HGI shall have received an opinion of counsel, dated as of the Closing Date, to the effect that (among other conclusions) the Reorganization will qualify as a tax-free reorganization for U.S. federal income tax purposes within the meaning of Section 368(a) of the Code. Accordingly, no gain or loss generally will be recognized by the Target Fund upon the transfer of assets solely in exchange for shares of the Acquiring Fund and its assumption of liabilities (other than the excluded liabilities) or by shareholders of the Target Fund upon their receipt of shares of the Acquiring Fund. Notwithstanding the foregoing, the Target Fund may recognize (A) gain or loss with respect to assets as to which unrealized gain or loss is required to be recognized under U.S. federal income tax principles at the end of a taxable year, (B) gain on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code. The tax basis for the shares of the Acquiring Fund received by shareholders of the Target Fund will be the same as their tax basis for the shares of a Target Fund that are constructively surrendered in exchange therefore. In addition, the holding period of the shares of the Acquiring Fund that are received in connection with the Reorganization will include the period during which the shares of a Target Fund to be constructively surrendered in exchange therefore were held, provided the latter shares were held as capital assets by the shareholders on the date of the exchange. See “Information About the Reorganization—Material U.S. Federal Income Tax Consequences,” below for additional tax information and for additional information concerning the tax opinion summarized below.

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization. [Subject to completion] The primary purpose of the Reorganization is to restructure the Target Fund as a fund within the Heartland Family of Funds and combine it with Acquiring Fund. In the fourth quarter of 2019, AAI and Heartland notified the Board of Trustees of FIT and the Board of Directors of HGI, respectively, that Heartland had proposed the Reorganization whereby the Target Fund would be reorganized into the Acquiring Fund and Heartland would become the successor investment adviser to the Target Fund. AAI and Heartland subsequently entered into the Transaction Agreement with respect to the services currently provided to the Target Fund by AAI and its affiliates and pursuant to which AAI will sell its books and records and other assets relating to the management of the Target Fund to Heartland in exchange for a cash payment and Heartland’s agreement to bear related costs. The Reorganization is subject to approval by shareholders of the Target Fund. If approved by shareholders of the Target Fund, the Reorganization is expected to occur in March 2020. If the Target Fund does not obtain shareholder approval of the Reorganization, the Board of Trustees of FIT would then consider other alternatives, which may include liquidating the Target Fund, maintaining the Target Fund in its current state of operations, or other potential reorganizations.

Transaction Agreement. [Subject to completion] Pursuant to the Transaction Agreement, AAI has agreed that it will terminate the Target Fund’s current advisory and subadvisory agreements with AAI and WMC, respectively, and sell its books and records and other assets relating to the management of the Target Fund to Heartland, in exchange for a cash payment and Heartland’s agreement to bear related costs. The transfer of AAI’s assets and goodwill to Heartland is subject to the satisfaction or waiver of several conditions, including, but not limited to, obtaining Target Fund shareholder approval of the Reorganization Agreement.

In the Transaction Agreement, each of AAI and Heartland agreed that it will not take any action that would have the effect, directly or indirectly, of causing the benefits and protections of Section 15(f) under the 1940 Act to be unavailable. Section 15(f) provides a non-exclusive safe harbor for an investment adviser or its affiliated persons to receive any amount or benefit in connection with the transfer of advisory arrangements, subject to the satisfaction of two conditions. First, for a period of three years after the transaction, at least 75% of the board members of the investment company must not be interested persons of the adviser or the predecessor adviser or sub-adviser.

Second, for a period of two years after the transaction, an “unfair burden” must not be imposed on the investment company as a result of the transaction or any express or implied terms, conditions or understandings applicable thereto. The term “unfair burden” is defined in Section 15(f) to include any arrangement during the two year period after the transaction whereby the investment adviser (Heartland) or predecessor investment adviser (AAI), or any interested person of the investment adviser or predecessor investment adviser, receives or is entitled to receive any compensation, directly or indirectly, (i) from the investment company or its security holders (other than fees for bona fide investment advisory or other services) or (ii) from any other person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than bona fide ordinary compensation as principal underwriter for such investment company).

Reorganization Agreement. The Reorganization Agreement sets forth the terms by which the Target Fund will be reorganized into the Acquiring Fund. The form of the Reorganization Agreement is attached as Appendix A, and the description of the Reorganization Agreement contained herein is qualified in its entirety by the attached Reorganization Agreement. The following sections summarize the material terms of the Reorganization Agreement and material federal income tax consequences of the Reorganization.

The Reorganization. The Reorganization Agreement provides that upon the transfer of the Target Fund assets and liabilities of the Target Fund to the Acquiring Fund, the Acquiring Fund will issue to the Target Fund the number of full and fractional Acquiring Fund Shares of the appropriate class having an aggregate net asset value equal in value to the aggregate net asset value of the Target Fund shares being exchanged therefor, calculated as of the Closing Date. The Target Fund will distribute such Acquiring Fund Shares to the shareholders of the Target Fund in complete liquidation of the Target Fund. The Target Fund will then be terminated as a series of FIT. Upon completion of the Reorganization, each shareholder of the Target Fund will own that number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder’s shares held in the Target Fund as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date (the “Effective Time”). Such shares will be held in an account with the Acquiring Fund identical in all material respects to the account currently maintained by the Target Fund for such shareholder.

Until the Closing Date, shareholders of the Target Fund will continue to be able to redeem their Target Fund Shares at NAV next determined after receipt by the Target Fund’s transfer agent of a redemption request in proper form. Redemption and purchase requests received by the transfer agent after the Closing Date will be treated as requests received for the redemption or purchase of Acquiring Fund Shares received by the Target Fund shareholder in connection with the Reorganization. After the Reorganization, all of the issued and outstanding shares of the Target Fund will be canceled on the books of the Target Fund and the transfer agent’s books of the Target Fund will be permanently closed.

The Reorganization is subject to a number of conditions, including, without limitation, approval by shareholders of the Target Fund, the receipt of a legal opinion from counsel to the Funds with respect to certain tax issues, as more fully described in “Federal Income Tax Consequences” below, and the parties’ performance in all material respects of their respective agreements and undertakings in the Reorganization Agreement. Assuming satisfaction of the conditions in the Reorganization Agreement, the effective time of the Reorganization will be at 3:00 p.m. Central Time on March [__], 2020, or such other date as is agreed to by the parties.

Material U.S. Federal Income Tax Consequences. Subject to the assumptions and limitations discussed below, the following discussion describes the expected material U.S. federal income tax consequences of the Reorganization to shareholders of the Target Fund. This discussion is based on the Code, applicable Treasury regulations, and federal administrative interpretations and court decisions in effect as of the date of this Proxy Statement, all of which may change, possibly with retroactive effect. Any such changes could alter the tax consequences described in this summary.

This discussion of material U.S. federal income tax consequences of the Reorganization does not address all aspects of U.S. federal income taxation that may be important to a holder of Target Fund Shares in light of that shareholder’s particular circumstances or to a shareholder subject to special rules. In addition, this discussion does not address any other state, local, or foreign income tax or non-income tax consequences of the Reorganization or of any transactions other than the Reorganization. Note: Target Fund shareholders are urged to consult their own tax advisers to determine the particular U.S. federal income tax or other tax consequences to them of the Reorganization and the other transactions contemplated herein.

The Funds will receive an opinion from the law firm of Foley & Lardner LLP to the effect that the Reorganization will qualify as a “reorganization” under Section 368(a) of the Code. As a reorganization, the Reorganization generally will not be taxable to the Acquiring Fund, the Target Fund or their shareholders for U.S. federal income tax purposes. Nonetheless, the Target Fund may recognize gain or loss with respect to certain assets as to which unrealized gain or loss is required to be recognized under U.S. federal income tax principles at the end of a taxable year or upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code. Even though the Reorganization is expected to be tax-free, because the Reorganization will end the taxable year of the Target Fund, the Reorganization may accelerate taxable distributions from the Target Fund to the Target Fund Shareholders.

The cost basis and holding period of your Target Fund shares generally will carry over to the shares of the Acquiring Fund you receive as a result of the Reorganization, in each case for U.S. federal income tax purposes. At any time prior to the consummation of the Reorganization, a shareholder may redeem shares, usually resulting in recognition of a gain or loss for U.S. federal income tax purposes to the redeeming shareholder if the shareholder holds the shares in a taxable account.

The tax opinion described above will be conditioned on certain representations and covenants made by the parties. If any of these representations or covenants is inaccurate, the tax consequences of the transaction could differ materially from those summarized above. Furthermore, the description of the tax consequences set forth herein will neither bind the IRS, nor preclude the IRS or the courts from adopting a contrary position. No assurance can be given that contrary positions will not successfully be asserted by the IRS or adopted by a court if the issues are litigated. No ruling has been or will be requested from the IRS in connection with this transaction. No assurance can be given that future legislative, judicial or administrative changes, on either a prospective or retroactive basis, or future factual developments, would not adversely affect the accuracy of the conclusions stated herein. Therefore, shareholders should consult their own tax advisors as to the specific tax consequences to them under the U.S. federal income tax laws, as well as any consequences under other applicable state or local or foreign tax laws given each shareholder’s own particular tax circumstances.

Prior to the Closing Date, the Target Fund will declare a distribution or distributions to its shareholders that, together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the closing date (after reduction for any capital loss carryforward).

In certain instances, under Section 384 of the Code, there may also be a limitation on using the Target Fund's capital loss carryforwards and unrealized losses (once realized) against the unrealized gains of the Acquiring Fund immediately prior to the Reorganization, or vice-versa, to the extent such gains are realized within five years following the Reorganization. The ability to absorb losses in the future depends upon a variety of factors that cannot be known in advance. Even if capital loss carryforwards or unrealized losses (once realized) can be used, the tax benefit resulting from those losses may be delayed and will be shared by both the Target Fund and Acquiring Fund shareholders following the Reorganization. However, as of November 30, 2019, neither Fund has any capital losses carryovers or net unrealized losses. Thus, the Acquiring Fund does not expect that the limitation rules applicable to such losses will apply to it, although we cannot provide assurance that such losses of a Fund will not be limited. Therefore, Target Fund shareholders may pay more taxes, or pay taxes sooner, than such shareholder otherwise would have paid if the Reorganization did not occur.

It is anticipated that a substantial portion of the securities held by the Target Fund will be disposed of in connection with the Reorganization to align the securities portfolio of the Target Fund with the securities portfolio of the Acquiring Fund. Any realignment could result in additional portfolio transaction costs to the Target Fund and increased taxable distributions to shareholders of the Target Fund. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Target Fund’s basis in such assets. Any net realized capital gain from sales that occur prior to the Reorganization will be distributed to the Target Fund’s shareholders as capital gain distributions (to the extent of the excess of net long-term capital gain over net short-term capital loss) and/or ordinary dividends (to the extent of the excess of net short-term capital gain over net long-term capital loss) during or with respect to the year of sale (after reduction by any available capital loss carryovers), and such distributions will be taxable to taxable shareholders. This portfolio turnover would be in addition to the portfolio turnover that would be experienced by the Acquiring Fund following the Reorganization in connection with its normal investment operations. It is also possible that the Acquiring Fund will experience higher portfolio turnover and increased trading costs following the Closing Date as Heartland aligns the Target Fund’s securities received pursuant to the Reorganization to Heartland’s investment strategy, and that such alignment could result in increased taxable distributions to shareholders of the Acquiring Fund.

Target Fund shareholders should consult their own advisors concerning potential tax consequences of the Reorganization to them, including any applicable foreign, state, or local income tax consequences.

Other U.S. federal income tax consequences are discussed in the Reorganization SAI relating to this Proxy Statement.

Board Considerations. At regular meetings of the Board of Trustees of FIT (the “FIT Board”) held in March, June and September 2019, representatives of AAI informed the FIT Board that AAI was exploring potential strategic alternatives for the Target Fund. At the December 10, 2019, regular FIT Board meeting, the proposed Reorganization was presented to the FIT Board for consideration. At this meeting, the FIT Board reviewed detailed information about the proposed Reorganization. For the reasons discussed below, the FIT Board, including all the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of FIT (the “Independent Trustees”), determined that the Reorganization was in the best interests of the Target Fund and its shareholders, and voted to approve the Reorganization and to present it to the Target Fund shareholders for approval.

Before approving the Reorganization Agreement, the FIT Board evaluated materials provided by management of the Trust, HGI, Heartland and AAI, and reviewed various factors about the Target Fund, the Acquiring Fund, and the proposed Reorganization. The materials reviewed and discussed by the FIT Board included, among other items: (i) HGI and Heartland’s responses to the FIT Board’s requests for information, (ii) the draft Reorganization Agreement, (iii) the prospectus and statement of additional information for the Acquiring Fund, and (iv) the draft Proxy Statement. The FIT Board was also informed by management of the Trust about alternatives to the Reorganization gleaned from the exploration of strategic alternatives. The Board indicated that the information presented and the discussion of the information were adequate for making a determination regarding the approval of the Reorganization. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the Reorganization, the Board had received sufficient information to approve the Reorganization.

The FIT Board also considered alternatives to the Reorganization, such as the liquidation of the Target Fund, maintaining the Target Fund in its current state of operations, or other potential reorganizations. In considering the alternative of liquidation, the FIT Board noted that (i) any Target Fund shareholders not wishing to become part of the Acquiring Fund could redeem their shares of the Target Fund at any time prior to closing without penalty and (ii) that the Reorganization would allow shareholders of the Target Fund who wished to retain their investment after the Reorganization to do so in a registered mutual fund with a substantially similar investment objective and strategy. In considering the alternative of maintaining the current operations, the FIT Board noted that the Target Fund shareholders could theoretically benefit from lower net expenses in the form of a lower total operating expense ratio (before fee waivers and expenses) arising out of any future asset growth of the Target Fund as a separate fund. They also noted that such growth had been historically moderate and the factors outlined below assuming the consummation of the Reorganization provided potential opportunities to the Target Fund shareholders that would not be available if the Target Fund continued to operate as a separate fund managed by AAI and WMC. The FIT Board also noted the management has informed them that of the potential other reorganizations, the proposed reorganization below offered, among other things, favorable historical performance and expense ratios.

In its deliberations, the FIT Board did not identify any single factor that was paramount or controlling, and each member of the FIT Board may have attributed different weights to various factors. Factors considered by the FIT Board in assessing and approving the Reorganization included, among others, in no order of priority:

•	the terms of the proposed Reorganization, including the anticipated tax-free nature of the Reorganization for the Fund and its shareholders;

•	the substantially similarity of the investment objective and principal investment strategies of the Target Fund and the Acquiring Fund;

•	pursuant to the Reorganization Agreement, Heartland will bear and pay all reasonable and documented fees and expenses associated with the Reorganization;

•	following the Reorganization, the reduction from four classes of the Target Fund to two classes of the Acquiring Fund, and the willingness of Heartland to bear the costs associated with the termination of any deferred sales charge (load) arrangements relating to the Class C shares of the Target Fund;

•	the 0.75% advisory fee to be paid to Heartland under the Acquiring Fund’s advisory agreement would be lower than the 0.95% fee paid to AAI under the Target Fund’s current advisory agreement;

•	the agreement of Heartland to amend the existing operating expense limitation agreement applicable to the Acquiring Fund immediately following the Closing Date in order to lower the total annual fund operating expense ratio (after fee waivers) of each class of the Acquiring Fund so that total annual fund operating expenses do not exceed 1.10% and 0.85% of the Acquiring Fund’s average daily net assets for Investor Class and Institutional Class shares, respectively, for a period of two years following the Closing Date;

•	following the Reorganization, the expected benefits to the former shareholders of the Target Fund who remain invested in the Acquiring Fund of expected decreases in lower net expenses in the Target Fund could benefit such shareholders in the form of a lower total annual fund operating expense ratio (before fee waivers) being applied to their Acquiring Fund Shares;

•	for the first two years following the Reorganization, to the extent the Acquiring Fund’s total operating expense ratio falls below the contractually agreed upon expense limitation during such period, such benefits would inure to the Acquiring Fund shareholders;

•	the relative current net asset values of the two Funds, noting that the Target Fund was at present significantly larger than the Acquiring Fund; and

•	the potential brokerage commission and gains on sale of portfolio securities of the Target Fund in connection with the Reorganization, and the potential resulting capital gains distributions to shareholders.

After considering all the factors outlined above and such other factors as the FIT Board deemed appropriate, the FIT Board, including the Independent Trustees, unanimously approved the Reorganization of the Target Fund into the Acquiring Fund. In approving the Reorganization, the FIT Board determined that the Reorganization would be in the best interests of the Target Fund.

Costs and Expenses of the Reorganization. Under the Reorganization Agreement, Heartland has agreed to pay the expenses of preparing and filing the Proxy Statement and other costs related to the special meeting of shareholders. The Funds will not pay any of the expenses of the Reorganization. However, the costs of restructuring the Funds’ portfolios, including, but not limited to brokerage commissions and other transaction costs (if any), will be borne by the Fund directly incurring them.

Capitalization. The following table sets forth the capitalization of the Target Fund, the Acquiring Fund and, on a pro forma basis, the successor Acquiring Fund, as of June 30, 2019, after giving effect to the Reorganization.

Fund Capitalization as of June 30, 2019	Net Assets	Shares Outstanding	Net Asset Value Per Share
ALPS | WMC Research Value Fund (Target Fund)
Investor Class	$48,673,508	5,706,338	$8.53
Class A	$10,359	1,214	$8.53
Class C	$486,326	60,822	$8.00
Class I	$36,329,728	4,114,899	$8.83
Heartland Mid Cap Value Fund (Acquiring Fund)
Investor Class	$7,473,022	641,281	$11.65
Institutional Class	$5,636,374	482,778	$11.67
Adjustments
Investor Class	$496,685	(1,547,757)	—
Class A	$(10,359)	(1,214)	—
Class C	$(486,326)	(60,822)	—
Class I	—	(1,001,812)	—
Heartland Mid Cap Value Fund Pro Forma (Acquiring Fund)
Investor Class	$56,243,215	4,861,898	$11.65
Institutional Class	$41,966,102	3,595,865	$11.67

Recommendation of the Board of Trustees. The Board of Trustees of FIT unanimously recommends that shareholders of the Target Fund vote FOR the proposal to approve the Reorganization Agreement.

VOTING INFORMATION

General. The record holders of the shares outstanding of the Target Fund as of December 12, 2019 (the “Record Date”) are entitled to one vote per share (and a fractional vote per fractional share) on all matters presented at the Meeting. Whether you expect to be personally present at the Meeting or not, we encourage you to vote by proxy. You can do this by phone or the Internet or by completing, dating, signing and returning the accompanying proxy card using the enclosed postage prepaid envelope. By voting by proxy, your shares will be voted as you instruct. If no choice is indicated, your shares will be voted FOR the proposal, and in accordance with the best judgment of the persons named as proxies on such other matters that properly may come before the Meeting.

Any shareholder giving a proxy may revoke it at any time before it is exercised at the Meeting by submitting to the Secretary of the Target Fund a written notice of revocation or a subsequently signed proxy card or by attending the Meeting and voting in person. If not so revoked, the shares represented by the proxy will be voted at the Meeting and any adjournments of the Meeting. Attendance by a shareholder at the Meeting does not itself revoke a proxy.

Quorum; Adjournment. In order for a vote on the proposal by the Target Fund to occur at the Meeting, there must exist a quorum of shareholders of the Target Fund. The presence at the Meeting, in person or by proxy, of shareholders representing one-third (1/3) of the shares outstanding and entitled to vote as of the Record Date constitutes a quorum for the Meeting; provided, however, that any lesser number shall be sufficient for matters upon which the Target Fund shareholders vote at adjournments. For purposes of determining the presence of a quorum, abstentions and broker “non-votes” will be counted as present. Broker “non-votes” occur when a nominee holding shares for a beneficial owner does not vote on a proposal because the nominee does not have discretionary voting powers with respect to that proposal and has not received instructions from the beneficial owner.

In the event a quorum is not present at the Meeting, or a quorum is present but sufficient votes to approve the proposal have not been received, the shareholders present in person or by proxy may adjourn the Meeting. In the event of an adjournment, no notice is required other than an announcement at the Meeting at which adjournment is taken. Any adjourned session or sessions may be held within a reasonable time after the date set for the original Meeting, without the necessity of further notice. Abstentions and broker “non-votes” will not be counted for or against such proposal to adjourn.

Record Date. Only the shareholders of record of the Target Fund at the close of business on the Record Date will be entitled to notice of, and to vote at, the Meeting or any adjournments thereof. As of the Record Date, the total number of issued and outstanding shares of beneficial interest of each class of the Target Fund is set forth below:

Outstanding Shares	Investor Class	Class A	Class C	Class I
ALPS | WMC Research Value Fund	5,760,226.977	5,745.263	62,006.491	3,983,570.636

Proxy Solicitation. The solicitation of proxies will occur principally by mail, but proxies may also be solicited by telephone, e-mail or other electronic means, facsimile or personal interview. If instructions are recorded by telephone, the person soliciting the proxies will use procedures designed to authenticate shareholders’ identities to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that a shareholder’s instructions have been properly recorded.

The cost of preparing, printing and mailing the enclosed proxy card and this Proxy Statement, and all other costs incurred in connection with the solicitation of proxies, including any additional solicitation made by letter, telephone, facsimile or telegraph, will be paid by Heartland as set forth in the Reorganization Plan. In addition to the solicitation by mail, certain officers and representatives of HGI and officers and representatives of AAI and AMS, who will receive no extra compensation for their services, may solicit proxies by telephone, e-mail or other electronic means, letter or facsimile. The Target Fund has retained [ ] as proxy tabulator but has not retained a proxy solicitation agent at this time, and such costs are estimated to be approximately $[ ].

Required Vote. The proposal must be approved by the holders of a majority of the Target Fund Shares voted in person or by proxy, in accordance with FIT’s Revised Trust Instrument, as amended from time to time. Abstentions and broker “non-votes” will have the effect of a “no” vote on the proposal because the approval of the Reorganization requires the affirmative vote of a percentage of the voting securities present or represented by proxy.

ADDITIONAL INFORMATION ABOUT THE FUNDS

The following provides certain additional information about each Fund. For additional information, please see the Target Fund Prospectus, which is incorporated herein by reference, and the Acquiring Fund Prospectus, which is incorporated herein by reference and accompanies this Proxy Statement.

Distributions. The Target Fund and Acquiring Fund generally declare and distribute net investment income and net capital gain, if any, at least annually.

Tax Information. The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Proxy Statement/Prospectus and summarizes only some of the important federal income tax considerations affecting the Acquiring Fund. It does not apply to foreign or tax-exempt shareholders or those holding Acquiring Fund shares through a tax-advantaged account, such as a 401(k) plan or individual retirement account. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation.

The Acquiring Fund has elected to be treated and intend to qualify each year as a regulated investment company (a “RIC”). A RIC is not subject to tax at the corporate level on income and gains from investments that are distributed in a timely manner to shareholders. However, the Acquiring Fund’s failure to qualify as a RIC would result in corporate level taxation, and consequently, a reduction in income available for distribution to you as a shareholder.

The Acquiring Fund’s distributions, whether received in cash or additional shares of a Fund, may be subject to federal, state, and local income tax. These distributions may be taxed as ordinary income, dividend income or long-term capital gain.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

If you purchase shares of the Acquiring Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of capital. Similarly, if you purchase Acquiring Fund Shares that have appreciated securities, you will receive a taxable return of part of your investment if an when it sells the appreciated securities and distributes the gain. The Acquiring Fund has built up, or have the potential to build up, high levels of unrealized appreciation.

The Acquiring Fund will notify you of the tax status of ordinary income distributions and capital gain distributions after the end of each calendar year.

You will generally recognize taxable gain or loss on a redemption of shares in an amount equal to the difference between the amount received and your tax basis in such shares. This gain or loss will generally be capital and will be long-term capital gain or loss if the shares were held for more than one year.

In general, when a shareholder sells Acquiring Fund Shares, it must report to the shareholder and the IRS the shareholder’s cost basis, gain or loss, and holding period in the sold shares using a specified method for determining which shares were sold. You are not bound by this method and, if timely, can choose a different, permissible method. Please consult with your tax adviser.

If you hold Acquiring Fund Shares through a broker or another nominee, please contact that broker or nominee with respect to the reporting of cost basis and available elections for your account.

When you receive a distribution from the Acquiring Fund or redeem shares, you may be subject to backup withholding.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase shares of the either Fund through a broker-dealer or other financial intermediary (such as a bank), the Target Fund and its related companies and the Acquiring Fund, Heartland, the Acquiring Fund’s distributor or any of their respective affiliates, may pay the applicable intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the applicable Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Description of the Securities to be Issued; Rights of Shareholders. Set forth below is a description of the Acquiring Fund Shares to be issued to the shareholders of the Target Fund in the Reorganization. Also set forth below is a summary of the material rights of shareholders of each Fund, which does not purport to be a complete description of these rights. These rights may be determined in full by reference to the Delaware Statutory Trust Act with respect to the Target Fund, FIT’s Revised Trust Instrument and By-Laws, each as amended from time to time, the Maryland General Corporation Law with respect to the Acquiring Fund, and HGI’s Articles of Incorporation and By-Laws, each as supplemented or amended from time to time (together, the “Governing Instruments”). The Governing Instruments are subject to amendment in accordance with their terms. Copies of the Governing Instruments are available upon request and without charge by following the instructions listed under “Available Information.”

•	Form of Organization. The Target Fund is a series of Financial Investors Trust, an open-end, diversified investment company organized as a Delaware statutory trust. The Acquiring Fund is a series of Heartland Group, Inc., an open-end, diversified investment company organized as a Maryland corporation. Both Funds offer Investor Class and Institutional Class shares (although the Target Fund’s Institutional share class are designated as “Class I”). The Target Fund also offers Class A and Class C shares, which will be exchanged for Investor Class shares of the Acquiring Fund in connection with the Reorganization.

•	Common Stock. FIT is authorized to issue an unlimited number of shares of beneficial interest, no par value, from an unlimited number of series of shares. Currently, FIT offers thirty-one series of shares to the public, including the Target Fund. Shares of series of FIT have no preemptive rights.

HGI’s authorized capital consists of 1,000,000,000 shares of capital stock, par value $0.001 per share, 75,000,000 of which shares are designated as Investor Class shares of the Acquiring Fund and 75,000,000 of which shares are designated as Institutional Class shares of the Acquiring Fund. HGI’s Board is authorized to classify HGI’s shares into separate series. Currently, HGI offers four series to the public, including the Acquiring Fund. The Board is also authorized to further classify the shares of HGI series into classes, and has authorized two different share classes. The Acquiring Fund is offering shares of the Investor Class and Institutional Class to shareholders of the Target Fund in the Reorganization. Shares of series of HGI have no preemptive, cumulative voting, subscription, or conversion rights and are freely transferable.

•	Voting Rights. On each matter submitted to a vote of shareholders of the Target Fund, each shareholder is entitled to one vote for each whole share and each fractional share is entitled to a fractional vote. On any matter submitted to a vote of shareholders of FIT, shares are voted by series and not in the aggregate, except when voting in the aggregate is required by the 1940 Act or when the Board determines that the matter affects one or more series or classes of a series.

On each matter submitted to a vote of shareholders of the Acquiring Fund, each shareholder is entitled to one vote for each whole share validly issued and outstanding, with a fractional vote for each fractional share, on matters presented at a shareholders’ meeting. Except as otherwise specifically provided in the Governing Instruments of the Acquiring Fund, all matters shall be decided by a vote of the majority of the total number of shares entitled to vote.

•	Shareholder Meetings. As a Delaware statutory trust, the Target Fund is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing directors, changing fundamental policies or approving an investment advisory contract. Meetings of shareholders of FIT may be called by the Board and must be called by the Board upon written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

HGI is not required to (nor does it) hold annual shareholder meetings; however, special meetings may be called by HGI’s Secretary: (i) for the purpose of considering the removal of a director from office upon written request of shareholders entitled to vote not less than 10% of all votes entitled to be cast at such meeting, and (ii) for any other purpose upon the written request of shareholders entitled to vote not less than 25% of all of the votes entitled to be cast at such meeting.

•	Shareholder Liability. FIT’s Governing Instruments disclaim shareholder liability for all debts, liabilities, obligations and expenses of FIT and its respective series and provides indemnification for all losses and expenses of any shareholder held liable for the obligations of the Target Fund. Maryland law provides that shareholders of a Maryland corporation, such as HGI, are not generally subject to liability for the debts or obligations of the corporation.

•	Director/Trustee and Officer Liability. FIT indemnifies its trustees against all liabilities and expenses incurred by reason of being a trustee to the fullest extent permitted by law, except that FIT does not provide indemnification for, among other items, liabilities due to a trustee’s willful misfeasance, bad faith, gross negligence or reckless disregard of such trustee’s duties.

HGI indemnifies each of its officers, directors, employees and agents who was or is threatened to be made a party to a Proceeding by reason of being an officer, director, employee or agent of HGI, except that HGI does not provide indemnification for liabilities arising by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of their respective duties. HGI’s By-Laws define “Proceeding” as any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative.

Trustees/Directors and Officers. FIT is managed under the general oversight of its Board of Trustees, and HGI is managed under the general oversight of its Board of Directors. The persons currently serving as directors and officers of HGI will oversee the combined Fund after the Reorganization. The Target Fund SAI and Acquiring Fund SAI provide additional information about the Board of Trustees of FIT and Board of Directors of HGI, including their respective qualifications to serve as trustees/directors, their compensation and ownership in series of FIT and HGI, as applicable.

Fund Management. The Target Fund is managed by AAI, which supervises the management of the Fund’s portfolio holdings by Wellington Management, the Target Fund’s subadviser, and administers FIT’s business affairs. The Acquiring Fund is managed by Heartland and does not have a subadviser. After the Reorganization, Heartland will continue to serve as the Acquiring Fund’s investment adviser, and there is currently no plan to use a subadviser.

Wellington Management’s portfolio managers are responsible for the day-to-day management of the Target Fund’s portfolio. Mary L. Pryshlak and Jonathan G. White co-manage the Acquiring Fund. Heartland’s portfolio managers are responsible for the day-to-day management of the Acquiring Fund’s portfolio. Colin P. McWey and Will R. Nasgovitz co-manage the Acquiring Fund. After the Reorganization, Messrs. McWey and Nasgovitz will continue to co-manage the Acquiring Fund.

Mary L. Pryshlak. Ms. Pryshlak, a Chartered Financial Analyst (“CFA”), is the Senior Managing Director, and Director of Global Industry Research at Wellington Management and has served as the Portfolio Manager of the Target Fund since January 2018. Ms. Pryshlak joined the firm as an investment professional in 2004.

Jonathan G. White. Mr. White, a CFA, is the Managing Director, and Director, Research Portfolios at Wellington Management and has managed the Target Fund since January 2018. Mr. White joined the firm as an investment professional in 1999.

Colin P. McWey. Mr. McWey, a CFA, has served as a Portfolio Manager of the Acquiring Fund since its inception in October 2014. He has been a Portfolio Manager for advisory clients of Heartland since 2010, after serving as a Research Analyst since 2009. Mr. McWey currently holds the position of Vice President, Director of Equity Research, and Portfolio Manager with Heartland. Prior to joining Heartland, Mr. McWey had been with Banc of America Securities from 2001 to 2009.

William (“Will”) R. Nasgovitz. Mr. Will Nasgovitz has served as a Portfolio Manager of the Acquiring Fund since February 2015. He also serves as Portfolio Manager for Heartland’s advisory clients. He previously served as a Research Analyst from 2004 to 2006 and a Research Associate from November 2003 to 2004. He is the Chief Executive Officer and a Director of Heartland and since May 2012 has served as Chief Executive Officer of Heartland. Prior to joining Heartland, Mr. Will Nasgovitz was a Senior Research Associate with Cambridge Associates from 2000 to 2002. Mr. Will Nasgovitz is the son of Mr. Bill Nasgovitz, President and Director of HGI.

The Target Fund SAI and Acquiring Fund SAI provide additional information about the portfolio managers, including other accounts they manage, their ownership of Fund shares, and their compensation.

Other Fund Service Providers. Both Funds use the services of ALPS Fund Services, Inc. as their transfer agent and dividend disbursing agent, administrator and fund accountant. The Target Fund uses APSD as its distributor, and the Acquiring Fund uses ALPS Distributors, Inc. as its distributor. ALPS Fund Services, Inc., APSD and ALPS Distributors, Inc. are affiliates of AAI. The Target Fund uses the services of State Street Bank and Trust Company as its custodian, and the Acquiring Fund uses the services of Brown Brothers Harriman & Co. (“BBH”) as its custodian. After the Reorganization, ALPS Fund Services, Inc. and BBH will continue to provide their respective services to the Acquiring Fund.

Independent Registered Public Accounting Firm. [●] serves as the independent registered public accounting firm to the Target Fund. [●] serves as the independent registered public accounting firm to the Acquiring Fund. After the Reorganization, [●] will continue to provide services to the Acquiring Fund.

Ownership of Securities of the Funds. As of the Record Date, trustees and officers of FIT as a group owned less than 1% of each class of the Target Fund. As of the Record Date, directors and officers of HGI as a group owned approximately 36.6% of the Institutional Class and approximately 21.7% of the Investor Class shares of the Acquiring Fund. As of the same date, the following persons owned beneficially or of record more than 5% of the outstanding shares of the Funds.

Principal Shareholders and Control Persons – Target Fund	Class	Number of Shares	Percent of Class	Estimated Pro Forma Ownership of Combined Fund by Class***
Morgan Stanley Smith Barney LLC* Attn: Mutual Fund Operations 1 New York Plaza, Floor 12 New York, NY 10004	Class C	11,446.261	18.46%	0.16%
Merrill Lynch, Pierce, Fenner & Smith, Inc.* 4800 Deer Lake Dr. E, Floor 1 Jacksonville, FL 32246	Class C	27,913.562	45.02%	0.39%
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399	Class C	16,786.131	27.07%	0.24%
Raymond James & Associates, Inc.* 880 Carillon Pkwy St. Petersburg, FL 33716	Class C	5,860.537	9.45%	0.08%
Raymond James & Associates, Inc.* 880 Carillon Pkwy St. Petersburg, FL 33716	Class A	4,530.830	78.86%	0.07%
ALPS Advisors Inc.** 333 West 11th St. Kansas City, MO 64105-1773	Class A	1,214.433	21.14%	0.02%
National Financial Services, LLC* P.O. Box 5000 Mail Zone ZE7F Waltham, MA 02453	Class I	3,975,806.693	99.81%	83.65%
Principal Shareholders and Control Persons – Acquiring Fund	Class	Number of Shares	Percent of Class	Estimated Pro Forma Ownership of the Combined Fund by Class***
Charles Schwab & Co., Inc.* Attn: Mutual Funds SF215FMT-05 211 Main St. San Francisco, CA 94105	Institutional	108,708.515	18.57%	3.02%
TD Ameritrade, Inc.* 200 S 108th Ave. Omaha, NE 68154	Institutional	34,344.530	5.87%	0.96%

National Financial Services, LLC* P.O. Box 770002 Cincinnati, OH 45277	Institutional	31,746.816	5.42%	0.88%

Heartland Holdings Inc.** 789 N Water St., Suite 500 Milwaukee, WI 53202-3531	Institutional	121,425.338	20.74%	3.38%

National Financial Services, LLC* P.O. Box 3730 Church Street Station New York, NY 10008	Institutional	206,515.811	35.27%	5.74%

MG Trust Company, LLC* 717 17th St., Suite 1300 Denver, CO 80202	Institutional	30,439.221	5.20%	0.85%

Charles Schwab & Co., Inc.* ATTN: Mutual Funds SF215FMT-05 211 Main St. San Francisco, CA 94105	Investor	73,771.048	12.16%	1.52%

Heartland Holdings Inc.** 789 N Water St., Suite 500 Milwaukee, WI 53202-3531	Investor	120,191.091	19.82%	2.47%

Jane A Rediske TOD** 17790 Pineapple Palm Ct. Ft. Myers, FL 33917-2046	Investor	45,278.550	7.47%	0.93%

National Financial Services, LLC* P.O. Box 3730 Church Street Station New York, NY 10008	Investor	63,925.686	10.54%	1.31%

*FIT and HGI believe that with regard to the entities in the above chart, such entities are not the beneficial owners of such shares.

** Beneficial owner of such shares.

*** Based on present holdings and commitments. In connection with the Reorganization, Class C and Class A shares of the Target Fund will be exchanged for Investor Class shares of the Acquiring Fund, and Class I shares of the Target Fund will be exchanged for Institutional Class shares of the Acquiring Fund.

As of the Record Date, the Funds believe that Amway Investment Corp. is the beneficial owner of approximately 40.3% of the shares of the Target Fund, and therefore has a “controlling interest” (i.e., more than 25%) of the Target Fund due to its voting power over these shares. As of the Record Date, Merrill Lynch, Pierce, Fenner & Smith, Inc., a Delaware corporation and an indirect wholly owned subsidiary of BofA Corp., and Pershing LLC, a Delaware limited liability company and an indirect wholly owned subsidiary of The Bank of New York Mellon Corporation, were record holders of a “controlling interest” (of the Class C shares of the Target Fund, Raymond James & Associates, Inc., a Florida corporation and a wholly owned subsidiary of Raymond James Financial, Inc., was a record holder of a “controlling interest” of the Class A shares of the Target Fund, and National Financial Services, LLC, ., a Delaware limited liability company and a wholly owned subsidiary of Fidelity Global Brokerage Group, Inc., was a record holder of a “controlling interest” of Class I shares of the Target Fund. National Financial Services, LLC was a record holder of a “controlling interest” of Institutional Class shares of the Acquiring Fund. Shareholders with a “controlling interest” could affect the outcome at the Meeting.

AVAILABLE INFORMATION

FIT and HGI are subject to the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports, proxy materials, and other information about each of the Funds with the SEC. These documents can be inspected and copied at the SEC’s Public Reference Room in Washington, D.C. (100 F Street, Washington, D.C. 20549). Please call the SEC at 1-202-551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Funds are also available on the EDGAR database on the SEC’s Internet site located at http://www.sec.gov. Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Branch Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549-1520.

LEGAL MATTERS

Certain legal matters concerning the federal income tax consequences of the Reorganization will be passed on by Foley & Lardner LLP. Certain legal matters regarding the issuance of the Acquiring Fund Shares will be passed on by the law firm of Godfrey & Kahn, S.C.

FINANCIAL HIGHLIGHTS

Following the Reorganization, the Acquiring Fund will be the accounting survivor. The Target Fund’s audited financial highlights for the past five fiscal years were derived from financial statements audited by [●], the Target Fund’s independent registered public accounting firm, whose report, along with the Target Fund’s financial statements and notes thereto, are included in the Target Fund’s October 31, 2019 Annual Report. The unaudited financial highlights for the six-month period ended April 30, 2019 were derived from the Target Fund’s unaudited financial statements and notes thereto included in the Target Fund’s April 30, 2019 Semi-Annual Report. The (i) audited financial statements and related report of [●] from the Target Fund’s October 31, 2019 Annual Report, and (ii) unaudited financial statements from the Target Fund’s April 30, 2019 Semi-Annual Report, are incorporated by reference herein.

The Acquiring Fund’s audited financial highlights for the fiscal years ended December 31, 2016, 2017 and 2018 were derived from financial statements audited by [●], the Acquiring Fund’s independent registered public accounting firm, whose report, along with the Acquiring Fund’s financial statements and notes thereto, are included in the Acquiring Fund’s December 31, 2018 Annual Report. The information for the year ended December 31, 2015 and the period ended December 31, 2014 for the Fund was audited by another independent registered public accounting firm. The unaudited financial highlights for the six-month period ended June 30, 2019 were derived from the Acquiring Fund’s unaudited financial statements and notes thereto included in the Acquiring Fund’s June 30, 2019 Semi-Annual Report. The (i) audited financial statements and related report of [●] from the Acquiring Fund’s December 31, 2018 Annual Report, and (ii) unaudited financial statements from the Acquiring Fund’s June 30, 2019 Semi-Annual Report, accompany the Reorganization SAI, and are incorporated by reference therein.

APPENDIX A

FORM OF

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [ ] day of [ ], 2020, by and between Heartland Group, Inc., a Maryland corporation (“HGI”), on behalf of its series the Heartland Mid Cap Value Fund (the “Acquiring Fund”), and Financial Investors Trust, a Delaware statutory trust (“FIT”), on behalf of its series ALPS | WMC Research Value Fund (the “Target Fund,” and, together with the Acquiring Fund, each a “Fund” and collectively, the “Funds”). Heartland Advisors, Inc., a Wisconsin corporation (“Heartland”) and ALPS Advisors, Inc., a Colorado corporation (“AAI”), are parties to this Agreement with respect to paragraphs 6.8, 12.1 and 14.1 to 14.4 hereof only. All agreements, representations, actions and obligations described herein made or to be taken or undertaken by the Acquiring Fund or the Target Fund are made and shall be taken or undertaken by HGI on behalf of the Acquiring Fund or FIT on behalf of the Target Fund, respectively.

The reorganization will consist of (a) the transfer of the Target Fund Assets as defined in paragraph 1.2 to the Acquiring Fund in exchange for shares of common stock, par value $0.001 per share, of the Acquiring Fund (the “Acquiring Fund Shares”); (b) the assumption by the Acquiring Fund of the Assumed Liabilities as defined in paragraph 1.3; and (c) the distribution to the shareholders of each class of the Target Fund full and fractional shares of the corresponding class of the Acquiring Fund in redemption of all outstanding shares of common stock, no par value, of the Target Fund (“Target Fund Shares”) and in complete liquidation of the Target Fund, all upon the terms and conditions set forth in this Agreement (the “Reorganization”). Each class of the Target Fund (each, a “Target Class”) has a corresponding class of the Acquiring Fund (each a “Acquiring Class”) as listed on Schedule A.

WHEREAS, the Reorganization is intended to qualify as a “reorganization,” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder, and each Fund will be a “party to a reorganization,” within the meaning of Section 368(b) of the Code;

WHEREAS, the Board of Directors of HGI has determined, with respect to the Acquiring Fund, that participation in the Reorganization is in the best interests of the Acquiring Fund and its shareholders; and

WHEREAS, the Board of Trustees of FIT has determined, with respect to the Target Fund, that participation in the Reorganization is in the best interests of the Target Fund and its shareholders.

NOW, THEREFORE, in consideration of the premises and the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	THE REORGANIZATION AND FUND TRANSACTIONS

1.1	Subject to the terms and conditions set forth herein and in reliance on the representations and warranties contained herein, at the closing provided for in paragraph 3.1 (the “Closing”), the Target Fund agrees to assign, transfer and convey the Target Fund Assets (as defined in paragraph 1.2) to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (a) to continue the business of the Target Fund and assume the Assumed Liabilities as defined in paragraph 1.3 and (b) to deliver to the Target Fund that number of full and fractional Acquiring Fund Shares as determined in accordance with paragraph 2.2.

A-1

1.2	(a) The assets of the Target Fund to be acquired by the Acquiring Fund (the “Target Fund Assets”) shall consist of all property and assets of the Target Fund, including, without limitation, all cash, cash equivalents, securities, commodities and futures interests, dividends and receivables and rights to register shares under applicable securities laws, owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the Target Fund’s books as of the Valuation Time (as defined in paragraph 2.1).

(b)     The Target Fund has provided the Acquiring Fund with its most recent audited and unaudited financial statements, which contain a list of all of the Target Fund Assets as of the date of such statements.

1.3	The Target Fund will discharge all of its liabilities and obligations prior to the Closing Date as defined in paragraph 3.1, other than those liabilities and obligations that would otherwise be discharged at a later date in the ordinary course of business and consistent with past practice. Notwithstanding the foregoing, and unless otherwise provided in this Agreement, the Acquiring Fund shall assume all liabilities of the Target Fund, which assumed liabilities shall include all of the Target Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement (the “Assumed Liabilities”).

1.4	As soon as reasonably practicable after the transfer of Target Fund Assets and assumption of Assumed Liabilities provided for in paragraph 1.1, the Target Fund will distribute to the Target Fund’s shareholders of record, determined as of the Valuation Time (the “Target Fund Shareholders”), full and fractional shares of stock of the applicable Acquiring Class received by the Target Fund from the Acquiring Fund pursuant to paragraph 1.1 and will then completely liquidate. The Acquiring Fund shall issue shares of common stock of the applicable Acquiring Class with an aggregate net asset value equal to the aggregate net asset value of the respective Target Class owned by Target Fund Shareholders at the Valuation Time. ALPS Fund Services, Inc., in its capacity as transfer agent for the Acquiring Fund, shall open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders and transfer to each such Target Fund Shareholder’s account the number of shares of the Acquiring Class based on the calculation set forth in paragraph 2.2. The liquidating distribution of the Acquiring Fund Shares shall be made by the Target Fund to the Target Fund Shareholders as of the Valuation Time in redemption of all outstanding shares of stock of the Target Fund and in complete liquidation of the Target Fund, and thereafter the Target Fund shall have no shares of stock outstanding. All issued and outstanding shares of the Target Fund will simultaneously be canceled on the books of the Target Fund. Acquiring Fund Shares will be issued in the manner set forth in the Acquiring Fund’s then current prospectus and statement of additional information; the Acquiring Fund, however, will not issue certificates representing the Acquiring Fund Shares in connection with such exchange. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent, ALPS Fund Services, Inc.

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1.5	Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Target Fund Shares on the books of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.6	As soon as practicable after the distribution and liquidation described in paragraph 1.4, the Target Fund shall take further steps to wind up its affairs and to have its existence terminated as a series of FIT in accordance with Delaware law, and shall file such documents with the U.S. Securities and Exchange Commission (the “Commission”) as may be required by the Commission. After the Closing Date, the Target Fund shall not conduct any business except in connection with its liquidation.

2.	VALUATION

2.1	The value of the Target Fund Assets and the Assumed Liabilities shall be computed as of the close of regular trading on the New York Stock Exchange (the “NYSE”) on the Closing Date (the “Valuation Time”) after the declaration and payment of any dividends and/or other distributions on that date, using the Target Fund’s current valuation procedures as described in the then-current prospectus or statement of additional information; provided, however, that such computation is consistent with the valuation procedures of the Acquiring Fund and in the event of any inconsistency, the parties hereto shall confer and mutually agree on the valuation.

2.2	The number of Acquiring Fund Shares to be issued (including fractional shares) in exchange for the Target Fund Assets shall be determined by dividing the per share net asset value of shares of the Target Fund by the net asset value per share of the Acquiring Fund. HGI shall determine the net asset value of the Acquiring Fund Shares delivered as of the Valuation Time in accordance with the Acquiring Fund’s current valuation procedures. FIT shall determine the net asset value of the Target Fund Shares as of the Valuation Time in accordance with the Target Fund’s current valuation procedures. The parties agree that the intent of this calculation is to ensure that the aggregate net asset value of the Acquiring Fund Shares to be so credited to Target Fund Shareholders shall be equal to the aggregate net asset value of the then outstanding Target Fund Shares owned by Target Fund Shareholders at the Effective Time.

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2.3	The share transfer books of the Target Fund will be permanently closed at the Valuation Time and only redemption requests made by Target Fund Shareholders pursuant to Section 22(e) of the 1940 Act, received in proper form on or prior to the Valuation Time shall be fulfilled by the Target Fund; redemption requests received by the Target Fund after that time shall be treated as requests for the redemption of the shares of the Acquiring Fund to be distributed to the shareholder in question as provided in paragraph 1.4.

2.4	All computations of value hereunder shall be made by or under the direction of each Fund’s accounting agent, ALPS Fund Services, Inc., in accordance with its regular practice and the requirements of the 1940 Act and shall be subject to confirmation by each Fund’s respective independent accountants upon the reasonable request of the other Fund.

2.5	The full value of each Target Fund Share will be exchanged for shares of the designated Acquiring Class without the imposition of any sales charge, redemption fee, commission or other transactional fee.

3.	CLOSING AND CLOSING DATE

3.1	The Closing shall occur on [ ], 2020, or such other date as the parties may mutually agree in writing (the “Closing Date”), immediately prior to the opening of business (the “Effective Time”). All acts taking place at the Closing shall be deemed to take place simultaneously as of 3:00 p.m. (Central Time) on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of Heartland, or such other place as the parties may agree in writing.

3.2	Notwithstanding anything to the contrary, in the event that immediately prior to the Valuation Time, (a) the NYSE or another primary trading market for portfolio securities of the Target Fund is closed to trading, or trading thereon is restricted, or (b) trading or reporting of trading on the NYSE or elsewhere is disrupted so that accurate appraisal of the value of the net assets of the Target Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.3	The Target Fund, or its accounting agent, shall deliver to the Acquiring Fund at the Closing an unaudited statement of assets and liabilities (including an itemized list of the Target Fund Assets and liabilities of the Target Fund reflected thereon) as of the Valuation Time in accordance with U.S. generally accepted accounting principles consistently applied from the prior auditing period (the “Closing Balance Sheet”), all of which shall be certified by the Target Fund’s accounting agent and FIT’s treasurer as of the Effective Time.

3.4	FIT shall cause State Street Bank and Trust Company (“State Street”), as custodian for the Target Fund, to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Target Fund Assets shall have been delivered in proper form to the Acquiring Fund’s account held at Brown Brothers Harriman & Co. (“BBH”), custodian for the Acquiring Fund, at the Effective Time, and (ii) all necessary taxes in connection with the delivery of the Target Fund Assets, including all applicable Federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. State Street, on behalf of the Target Fund, shall deliver to BBH, as custodian of the Acquiring Fund, as of the Effective Time by book entry, in accordance with the customary practices of State Street and each securities depository, as defined in Rule 17f-4 under the 1940 Act, in which the Target Fund Assets are deposited, the Target Fund Assets deposited with such depositories. The cash to be transferred by the Target Fund shall be delivered by wire transfer of Federal funds at the Effective Time.

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3.5	FIT shall cause its transfer agent, ALPS Fund Services, Inc., to deliver at the Closing a certificate of an authorized officer stating that its records contain the names, addresses and taxpayer identification numbers of the Target Fund Shareholders and the number and percentage ownership of outstanding Target Fund Shares of each Target Class owned by each such Target Fund Shareholder immediately prior to Closing. HGI shall cause the Acquiring Fund’s transfer agent, ALPS Fund Services, Inc., to deliver a certificate of an authorized officer as to the opening of accounts for the appropriate Acquiring Class in the Target Fund Shareholders’ names on the Acquiring Fund’s share transfer books. HGI shall issue and deliver to the Secretary of the Target Fund a confirmation evidencing that (i) the appropriate number of Acquiring Fund Shares have been credited to the Target Fund at the Effective Time, and (ii) the appropriate number of Acquiring Fund Shares have been credited to the accounts of the of Target Fund Shareholders on the books of HGI.

3.6	At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts and other documents as the other party, or its counsel, may reasonably request to effect the transactions contemplated by this Agreement.

3.7	Any reporting responsibility of the Target Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Commission, any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund unless otherwise agreed to by the parties.

3.8	All books and records of the Target Fund, including all books and records required to be maintained under the 1940 Act, and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and copies of all such books and records maintained by the Target Fund’s administrator, custodian, distributor or fund accountant shall be turned over to the Acquiring Fund or its agents as soon as practicable following the Closing Date. Any such books and records maintained by AAI shall be provided to the Acquiring Fund or its agents upon request, provided that AAI may retain copies thereof.

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4.	REPRESENTATIONS AND WARRANTIES OF THE TARGET FUND

Except as has been fully disclosed to the Acquiring Fund in a written instrument executed by an officer of FIT, the Target Fund represents and warrants to the Acquiring Fund as follows:

4.1	The Target Fund is a duly established series of FIT, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under its Agreement and Declaration of Trust and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

4.2	The Target Fund currently complies and has complied in all material respects with the applicable requirements of, and the rules and regulations under, the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), state “blue sky” laws and the 1940 Act. There have been no material violations of FIT’s compliance program adopted under Rule 38a-1 of the 1940 Act as it relates to the Target Fund. There have been no material miscalculations of the net asset value of the Target Fund during the 12-month period preceding the date hereof and preceding the Closing Date and all such calculations have been made in accordance with the Target Fund’s registration statement and the applicable requirements of the 1940 Act. The Target Fund has complied and currently complies in all material respects with all investment objectives, policies, guidelines and restrictions established by the Target Fund as set forth in its registration statement currently in effect.

4.3	FIT is registered with the Commission as an open-end management investment company under the 1940 Act. Such registration is in full force and effect.

4.4	The Target Fund is not currently engaged, and the execution, delivery and performance of this Agreement by FIT will not result (a) in a violation of Delaware law or of FIT’s Agreement and Declaration of Trust or By-Laws, each as amended from time to time; (b) in a violation or breach of, or a default under, any material agreement, indenture, instrument, contract, lease, judgment or other undertaking to which the Target Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Target Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease, judgment or other undertaking to which the Target Fund is a party or by which it is bound; or (c) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Target Fund.

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4.5	At or before the Effective Time, (i) all material contracts, including the Target Fund’s investment advisory and subadvisory agreements, and other commitments of or applicable to the Target Fund (other than this Agreement and investment contracts) will be terminated, or (ii) provision for discharge of any liabilities of the Target Fund thereunder will be made, without the Target Fund or the Acquiring Fund incurring any liability or penalty with respect thereto.

4.6	No material litigation or administrative proceeding or investigation, except as otherwise disclosed in writing to the Acquiring Fund on Schedule 4.6, of or before any court or governmental body is presently pending or threatened against FIT (with respect to the Target Fund) or the Target Fund or any properties or assets held by the Target Fund. Neither FIT (with respect to the Target Fund) nor the Target Fund knows of any facts which are likely to form the basis for the institution of such proceedings that would materially and adversely affect the business of the Target Fund as conducted now or any time in the past and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the business of the Target Fund or its ability to enter into the Agreement or to consummate the transactions herein contemplated.

4.7	The financial statements of the Target Fund at and for the fiscal year ended October 31, 2019 have been audited by [●], an independent registered public accounting firm. Such statements have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements fairly reflect the financial condition the Target Fund as of such dates and there are no known contingent liabilities of the Target Fund as of such dates not disclosed therein.

4.8	Since October 31, 2019, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business. For purposes of this paragraph 4.8, a decline in net asset value per share of the Target Fund due to declines in market values of securities in the Target Fund’s portfolio in and of itself shall not be deemed to constitute a material adverse change.

4.9	The value of the net assets of the Target Fund has been determined and is being determined using portfolio valuation methods that comply in all material respects with the methods described in its registration statement and the requirements of the 1940 Act. As of the date hereof, except as previously disclosed to the Acquiring Fund in writing, and except as have been corrected as required by applicable law, there have been no material miscalculations of the net asset value of the Target Fund during the twelve-month period preceding the date hereof and preceding the Closing Date, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

4.10	The due diligence materials of the Target Fund made available to the Acquiring Fund, Heartland and the Acquiring Fund’s counsel in response to the due diligence requests from Heartland and HGI, are true and correct in all material respects and contain no material misstatements or omissions. The stock transfer ledgers and other similar records of the Target Fund as made available to the Acquiring Fund prior to the execution of this Agreement, and as existing on the Closing Date, accurately reflect all record transfers prior to the execution of this Agreement, or the Closing Date, as applicable, in the Target Fund Shares.

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4.11	The Target Fund has maintained, or caused to be maintained on its behalf, all books and records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.

4.12	As of the date hereof, all federal and other tax returns and reports of the Target Fund required by law to have been filed (including any extensions) shall have been filed and are complete and correct in all material respects. All federal and other taxes of the Target Fund that have been due (whether or not shown as due or required to be shown as due on said returns and reports) shall have been paid or provisions shall have been made for the payment thereof, and the Target Fund has made available to HGI all of the Target Fund’s previously filed tax returns. No tax authority is currently auditing or (to the knowledge of the Target Fund or in writing) threatening to audit the Target Fund and no assessment or deficiency regarding taxes (including interest, penalties, or additions to tax) has been asserted with respect to the Target Fund. The Target Fund has not taken a position on its federal or state income tax returns which could give rise to a substantial understatement of federal or state tax within the meaning of Code Section 6662 or the state equivalent thereof, and the Target Fund has not participated in a “reportable transaction” as such term is defined in Code Section 6707A(c).

4.13	For each taxable year of its operations (including the taxable year of the Target Fund ending on the Closing Date), the Target Fund (i) has been, and will be, treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code, (ii) has met, or will meet, the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected, or will elect, to be treated as such, and (iii) has been, or will be, eligible to and has computed, or will compute, its federal income tax under Section 852 of the Code. The Target Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Target Fund to fail to qualify as a regulated investment company under the Code. For each taxable year of the Target Fund ending on or before the Closing Date, the Target Fund has distributed (or will distribute) all of its investment company taxable income, interest income excludable from gross income less disallowed deductions, and net capital gain (in each case, as defined in the Code) and has not been, and will not be, liable for any material income or excise tax under Sections 852 or 4982 of the Code.

4.14	All issued and outstanding shares of the Target Fund (a) have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; (b) all issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly authorized and, when sold as contemplated in its prospectus and statement of additional information, validly issued, and purchasers of Target Fund shares will not have any obligation to make payments to the Target Fund or the Target Fund’s creditors (other than the purchase price for such shares) solely by reason of their ownership of such shares; and (c) will be held of record at the time of the Closing by the persons and in the amounts set forth in the records of the Target Fund’s transfer agent, ALPS Fund Services, Inc., as provided in paragraph 3.5. The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Target Fund Shares, nor is there outstanding any security convertible into any of the Target Fund Shares.

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4.15	On the Closing Date, the Target Fund will have good and marketable title to the Target Fund Assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power and authority to sell, assign, transfer and deliver such Target Fund Assets hereunder, and upon delivery and payment for such Target Fund Assets, the Acquiring Fund will acquire good and marketable title thereto.

4.16	The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Board of Trustees of FIT and, subject to the approval of the Target Fund Shareholders, this Agreement will constitute a valid and binding obligation of FIT, on behalf of the Target Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

4.17	The current prospectus and statement of additional information of the Target Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

4.18	Insofar as the following relate to the Target Fund, the registration statement filed by HGI on Form N-14 relating to the Acquiring Fund Shares that will be registered with the Commission pursuant to this Agreement, which, without limitation, shall include a proxy statement of the Target Fund (the “Proxy Statement”) and a prospectus of the Acquiring Fund with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto, and the documents contained or incorporated therein by reference (the “N-14 Registration Statement”) on the effective date of the N-14 Registration Statement and on the Closing Date will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this paragraph 4.18 shall only apply to statements in or omissions from the Proxy Statement and the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by FIT or its agents for use therein relating to the Target Fund.

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4.19	No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by the Target Fund, except for the effectiveness of the N-14 Registration Statement, and the filing of any articles, certificates or other documents that may be required under Delaware law and approval of the Target Fund Shareholder.

4.20	The Target Fund is not party to any material contract not filed as an exhibit to FIT’s registration statement on Form N-1A or otherwise disclosed in writing to the Acquiring Fund on Schedule 4.20.

4.21	The Closing Balance Sheet to be furnished by the Target Fund to the Acquiring Fund will accurately reflect the net asset value of the Target Fund and the outstanding Target Fund Shares.

4.22	The Target Fund does not own any property that was received in a “conversion transaction” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(2)) that is or will be subject to the rules of Section 1374 of the Code (without regard to any election pursuant to Treasury Regulation Section 1.337(d)-7(c)(5)) as a consequence of the application of Section 337(d)(1) of the Code and Treasury Regulations thereunder.

4.23	Except as otherwise disclosed to HGI, FIT, with respect to the Target Fund, has not previously been a party to a transaction that qualified as a reorganization under Section 368(a) of the Code.

4.24	Except as otherwise disclosed in writing to the Acquiring Fund, the Target Fund (i) is in compliance in all material respects with the Code and applicable regulations promulgated under the Code pertaining to the reporting and designation of dividends (and the character thereof) and other distributions on and redemptions of its shares, (ii) has withheld in respect of all dividends, other distributions and redemption proceeds, all material taxes required to be withheld and has paid such withheld amount to the proper taxing authority (except where such payments are not yet due), and is not liable for any material penalties with respect to such reporting and withholding requirements, and (iii) has collected and maintained all IRS Forms W-9 and/or Forms W-8, as applicable, in compliance with applicable law.

4.25	The Target Fund is not an underlying investment for any variable annuity contract and/or variable life insurance contract.

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5.	REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND

Except as has been fully disclosed to the Target Fund in a written instrument executed by an officer of HGI, the Acquiring Fund represents and warrants to the Target Fund as follows:

5.1	The Acquiring Fund is a duly established series of HGI, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland with the power under its Articles of Incorporation and By-Laws, each as supplemented or amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

5.2	The Acquiring Fund currently complies and has complied in all material respects with the applicable requirements of, and the rules and regulations under, the 1933 Act, the 1934 Act, state “blue sky” laws and the 1940 Act. There have been no material violations of HGI’s compliance program adopted under Rule 38a-1 of the 1940 Act as it relates to the Acquiring Fund. There have been no material miscalculations of the net asset value of the Acquiring Fund during the 12-month period preceding the date hereof and preceding the Closing Date and all such calculations have been made in accordance with the Acquiring Fund’s registration statement and the applicable requirements of the 1940 Act. The Acquiring Fund has complied and currently complies in all material respects with all investment objectives, policies, guidelines and restrictions established by the Acquiring Fund as set forth in its registration statement currently in effect.

5.3	HGI is registered with the Commission as an open-end management investment company under the 1940 Act. Such registration is in full force and effect.

5.4	The Acquiring Fund is not currently engaged, and the execution, delivery and performance of this Agreement by HGI will not result (a) in a violation of Maryland law or of HGI’s Articles of Incorporation or By-Laws, each as amended or supplemented from time to time; (b) in a violation or breach of, or a default under, any material agreement, indenture, instrument, contract, lease, judgment or other undertaking to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease, judgment or other undertaking to which the Acquiring Fund is a party or by which it is bound; or (c) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquiring Fund.

5.5	No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against HGI (with respect to the Acquiring Fund) or the Acquiring Fund or any properties or assets held by the Acquiring Fund. Neither HGI (with respect to the Acquiring Fund) nor the Acquiring Fund knows of any facts which are likely to form the basis for the institution of such proceedings that would materially and adversely affect the business of the Acquiring Fund as conducted now or any time in the past and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the business of the Acquiring Fund or its ability to enter into this Agreement or to consummate the transactions herein contemplated.

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5.6	The Acquiring Fund Shares to be issued and delivered to the Target Fund for the account of the Target Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, assuming effectiveness of the N-14 Registration Statement will be duly and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable under Maryland law. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any of the Acquiring Fund Shares.

5.7	The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Board of Directors of HGI and, subject to the approval of Target Fund Shareholders, this Agreement will constitute a valid and binding obligation of HGI, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

5.8	The N-14 Registration Statement and the Proxy Statement to be included in the N-14 Registration Statement, other than as it relates to the Target Fund, on the effective date of the N-14 Registration Statement and on the Closing Date (a) will comply in all material respects with the provisions and regulations of the 1933 Act, the 1934 Act and the 1940 Act, as applicable and (b) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading.

5.9	No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Maryland law for the execution of this Agreement by HGI, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by HGI, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the N-14 Registration Statement and the filing of any articles, certificates or other documents that may be required under Maryland law, and approval of the Target Fund Shareholders.

5.10	For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund (i) has been, and will be, treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code, (ii) has met, or will meet, the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected, or will elect, to be treated as such, and (iii) has been, or will be, eligible to and has computed, or will compute, its federal income tax under Section 852 of the Code. The Acquiring Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquiring Fund to fail to qualify as a regulated investment company under the Code. The Acquiring Fund will have satisfied as of the close of its most recent prior quarter of its taxable year that includes the Closing Date, the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d)(1) of the Code. The Acquiring Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquiring Fund to fail to qualify as a regulated investment company under the Code.

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5.11	The financial statements of the Acquiring Fund at and for the fiscal year ended December 31, 2018 have been audited by [●], an independent registered public accounting firm. Such statements have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements fairly reflect the financial condition the Acquiring Fund as of such dates and there are no known contingent liabilities of the Acquiring Fund as of such dates not disclosed therein.

5.12	Since December 31, 2018, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business. For purposes of this paragraph 5.12, a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund’s portfolio in and of itself shall not be deemed to constitute a material adverse change.

5.13	The value of the net assets of the Acquiring Fund has been determined and is being determined using portfolio valuation methods that comply in all material respects with the methods described in its registration statement and the requirements of the 1940 Act. As of the date hereof, except as previously disclosed to the Target Fund in writing, and except as have been corrected as required by applicable law, there have been no material miscalculations of the net asset value of the Acquiring Fund during the twelve-month period preceding the date hereof and preceding the Closing Date, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

5.14	The due diligence materials of the Acquiring Fund made available to the Target Fund, AAI and the Target Fund’s counsel in response to the due diligence requests from AAI and FIT, are true and correct in all material respects and contain no material misstatements or omissions.

5.15	The current prospectus and statement of additional information of the Target Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 and 1940 Act and the rules and regulations thereunder and do not, and will not, include any untrue statement of material fact or omit to state any material fact required to be stated therein or necessary to make the statements, in light of the circumstances under which they were made, not misleading.

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5.16	As of the date hereof, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed (including any extensions) shall have been filed and are complete and correct in all material respects. All federal and other taxes of Acquiring Fund that have been due (whether or not shown as due or required to be shown as due on said returns and reports) shall have been paid or provisions shall have been made for the payment thereof, and the Acquiring Fund has made available to FIT all of the Target Fund’s previously filed tax returns. No tax authority is currently auditing or (to the knowledge of the Target Fund or in writing) threatening to audit the Acquiring Fund and no assessment or deficiency regarding taxes (including interest, penalties, or additions to tax) has been asserted with respect to the Acquiring Fund. The Acquiring Fund has not taken a position on its federal or state income tax returns which could give rise to a substantial understatement of federal or state tax within the meaning of Code Section 6662 or the state equivalent thereof, and the Target Fund has not participated in a “reportable transaction” as such term is defined in Code Section 6707A(c).

5.17	Except as otherwise disclosed in writing to the Target Fund, the Acquiring Fund (i) is in compliance in all material respects with the Code and applicable regulations promulgated under the Code pertaining to the reporting and designation of dividends (and the character thereof) and other distributions on and redemptions of its shares, (ii) has withheld in respect of all dividends, other distributions and redemption proceeds all material taxes required to be withheld and has paid such withheld amount to the proper taxing authority(except where such payments are not yet due), and is not liable for any material penalties with respect to such reporting and withholding requirements, and (iii) has collected and maintained IRS Forms W-9 and/or Forms W-8, as applicable, in compliance with applicable law.

5.18	The Acquiring Fund does not own any property that was received in a “conversion transaction” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(2)) that is or will be subject to the rules of Section 1374 of the Code (without regard to any election pursuant to Treasury Regulation Section 1.337(d)-7(c)(5)) as a consequence of the application of Section 337(d)(1) of the Code and Treasury Regulations thereunder.

6.	COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND

6.1	The Target Fund covenants to operate its business in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions, the selling and redeeming of Fund shares and such changes as are contemplated by the Funds’ normal operations. The Target Fund covenants to take any necessary steps so that it will hold securities that are compatible with both Funds’ investment objectives and principal investment strategies as of the Closing Date, subject to the receipt by Foley & Lardner LLP of satisfactory representations and warranties from FIT, Target Fund, HGI and Acquiring Fund in accordance with Section 9.5 of this Agreement.

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6.2	Upon reasonable notice, the Acquiring Fund’s officers and agents shall have reasonable access to the Target Fund’s books and records necessary to maintain current knowledge of the Target Fund.

6.3	The Target Fund will call a meeting of the Target Fund Shareholders entitled to vote thereon to consider and act upon this Agreement and to take all reasonable actions necessary to seek approval of the transactions contemplated herein, subject to the terms of this Agreement.

6.4	The Target Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

6.5	The Target Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund Shares.

6.6	Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

6.7	The Acquiring Fund covenants to prepare in compliance with the 1933 Act, the 1934 Act and the 1940 Act the N-14 Registration Statement in connection with the meeting of the Target Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein. The Acquiring Fund will file the N-14 Registration Statement, including the Proxy Statement, with the Commission. The Target Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the Proxy Statement, all to be included in the N-14 Registration Statement, in compliance with the 1933 Act, the 1934 Act and the 1940 Act. The Acquiring Fund shall provide the Target Fund copies of the N-14 Registration Statement and all amendments or supplements thereto prior to filing and allow the Target Fund to comment thereon and approve prior to filing. The Acquiring Fund shall use reasonable efforts to have the Commission declare the N-14 Registration Statement effective as promptly as practicable after the filing thereof. The Acquiring Fund shall not amend, supplement or modify any information included in the N-14 Registration Statement that was received from the Target Fund with respect thereto without the prior consent of the Target Fund. The Acquiring Fund shall take all action required by applicable law in connection with the issuance of Acquiring Fund Shares.

6.8	Until the Closing Date, Heartland, the Acquiring Fund, AAI and the Target Fund shall not make any public statements or issue any press release with respect to this Agreement or the transactions contemplated hereby without first consulting with each other, unless otherwise required by law.

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6.9	As soon as reasonably practicable after the Closing, the Target Fund shall make the liquidating distribution required by this Agreement to its shareholders (in redemption of all Target Fund Shares) consisting of the Acquiring Fund Shares received at the Closing.

6.10	It is the intention of the parties that the transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code, and the parties shall use their reasonable best efforts to ensure the transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code. No party shall take any action, or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. Each of the Acquiring Fund and the Target Fund will comply with the recordkeeping and information filing requirements of Section 1.368-3 of the Treasury Regulation in accordance therewith.

6.11	Prior to the Valuation Time, FIT, with respect to the Target Fund, will have declared and paid a dividend or dividends that, together with all previous such dividends, will have the effect of distributing to the Target Fund’s shareholders all of the Target Fund’s: (i) “investment company taxable income” (within the meaning of Section 852(b)(2) of the Code) for all taxable years or periods ending on or before the Closing Date (computed without regard to Section 852(b)(2)(D) of the Code); (ii) the excess, if any, of (A) the amount specified in Section 852(a)(1)(B)(i) of the Code over (B) the amount specified in Section 852(a)(1)(B)(ii) of the Code; and (iii) all of the Target Fund’s net capital gain (as defined in Section 1222(11) of the Code) realized in all taxable years or periods ending on or before the Closing Date (after reduction for any available capital loss carryforward and excluding any net capital gain on which the Target Fund paid tax under Section 852(b)(3)(A) of the Code).

6.12	The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary in order to consummate the transactions contemplated herein.

6.13	The Target Fund and the Acquiring Fund each covenant that it will, from time to time, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the other party may reasonably deem necessary or desirable in order to vest in and confirm (i) the Target Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (ii) the Acquiring Fund, title to and possession of all the Target Fund Assets and otherwise to carry out the intent and purpose of this Agreement.

6.14	Following the transfer of the Target Fund Assets by the Target Fund to the Acquiring Fund and the assumption by the Acquiring Fund of the Assumed Liabilities of the Target Fund as described in paragraph 1.3 in exchange for the Acquiring Fund Shares as contemplated herein, FIT will file any final regulatory reports with respect to the Target Fund after the Closing Date but prior to the date of any applicable statutory or regulatory deadlines and also will take all other steps as are necessary and proper to effect the termination of the Target Fund as a series of FIT.

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6.15	The parties shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by such parties on or before the Closing Date.

6.16	The Target Fund agrees to call the special meeting of shareholders to consider and act upon this Agreement and to use reasonable best efforts to obtain approval of the transactions contemplated hereby.

6.17	The Acquiring Fund and the Target Fund shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent set forth in Articles 7 and 8 to effect the transactions contemplated by this Agreement as promptly as practicable.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

The obligations of the Target Fund to complete the transactions provided for herein shall be subject, at FIT’s election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and in addition thereto, the following further conditions:

7.1	The items that are required to be delivered by the Acquiring Fund or its agents pursuant to Section 3 hereof shall have been delivered to the Target Fund or its agents on or prior to the Closing Date.

7.2	All representations and warranties of HGI, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have duly performed and complied in all material respects with all agreements, covenants and conditions required by the Agreement to be performed or complied with by it prior to or on the Closing Date. The Acquiring Fund shall have delivered to the Target Fund a certificate executed in its name by an authorized officer of HGI in a form reasonably acceptable to the Target Fund dated as of the Closing Date to the effect set forth in this paragraph 7.2.

7.3	The Board of Directors of HGI shall have approved this Agreement and the transactions contemplated hereby and shall have determined that participation in the Reorganization is in the best interests of the Acquiring Fund Shareholders, and the Acquiring Fund shall have delivered to the Target Fund at the Closing a certificate, executed by an officer of HGI, to the effect that the conditions described in this paragraph have been satisfied.

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8.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at HGI’s election, to the performance by the Target Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and in addition thereto, the following further conditions:

8.1	The items that are required to be delivered by the Target Fund or its agents pursuant to Section 3 hereof shall have been delivered to the Acquiring Fund on or prior to the Closing Date.

8.2	All representations and warranties of FIT, on behalf of the Target Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Target Fund shall have duly performed and complied in all material respects with all agreements, covenants and conditions required by the Agreement to be performed or complied with by it prior to or on the Closing Date. The Target Fund shall have delivered to the Acquiring Fund a certificate executed in its name by an authorized officer of FIT in a form reasonably acceptable to the Acquiring Fund dated as of the Closing Date to the effect set forth in this paragraph 8.2.

8.3	The Board of Trustees of FIT shall have: (i) approved this Agreement and the transactions contemplated hereby, (ii) determined that participation in the Reorganization is in the best interests of the Target Fund Shareholders and (iii) approved the recommendation that shareholders approve the Agreement at the special meeting of shareholders, and the Target Fund shall have delivered to the Acquiring Fund at the Closing a certificate, executed by an officer, to the effect that the conditions described in this paragraph have been satisfied.

9.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND

If any of the conditions set forth below have not been met on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

9.1	This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the Board of Trustees of FIT and the Board of Directors of HGI, respectively, and by the requisite vote by the Target Fund Shareholders in accordance with the provisions of FIT’s Agreement and Declaration of Trust and By-Laws as currently in effect and applicable Delaware law, and certified copies of the resolutions or other instrument evidencing such approvals shall be delivered to the Acquiring Fund on or before the Closing Date. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Target Fund may waive the conditions set forth in this paragraph 9.1.

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9.2	On the Closing Date, no action, suit or other proceeding shall be pending or, to the knowledge of the parties, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein.

9.3	All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not have a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions.

9.4	The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof or order pursuant to Section 8(e) of the 1940 Act shall have been issued by the Commission and, to the knowledge of the parties hereto, no investigation or proceeding for such purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act or the 1940 Act.

9.5	The parties shall have received an opinion of Foley & Lardner LLP addressed to each of the Acquiring Fund and the Target Fund, dated the Closing Date, as to U.S. federal income tax matters substantially to the effect that, based on the facts, representations, assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement and receipt of satisfactory representations and warranties from FIT, Target Fund, HGI and Acquiring Fund, the Reorganization will qualify as a “reorganization,” within the meaning of Section 368(a) of the Code. The Target Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations.

10.	LIABILITY OF THE FUNDS

10.1	It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the directors, shareholders, nominees, officers, employees or agents of the Acquiring Fund personally, but shall bind only the property of the Acquiring Fund, as provided in the Articles of Incorporation of the Acquiring Fund, as supplemented from time to time. The execution and delivery of this Agreement have been authorized by the directors of the Acquiring Fund and signed by authorized officers of the Acquiring Fund, acting as such. Neither the authorization by such directors nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquiring Fund as provided in the Articles of Incorporation of the Acquiring Fund, as supplemented from time to time.

10.2	It is expressly agreed that the obligations of the Target Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, employees or agents of the Target Fund personally, but shall bind only the property of the Target Fund, as provided in the Agreement and Declaration of Trust of the Target Fund, as amended from time to time. The execution and delivery of this Agreement have been authorized by the trustees of the Target Fund and signed by authorized officers of the Target Fund, acting as such. Neither the authorization by such trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Target Fund as provided in the Agreement and Declaration of Trust of the Target Fund.

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11.	AMENDMENTS, WAIVERS AND TERMINATION; NON-SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS; GOVERNING LAW

11.1	This Agreement may be amended, modified or supplemented in writing at any time by mutual consent of the parties hereto, notwithstanding approval hereof by the Target Fund Shareholders of this Agreement, provided that no such amendment shall have a material adverse effect on the interests of such shareholders without their further approval.

11.2	At any time prior to the Closing Date, any of the parties hereto may waive compliance with any of the covenants or conditions made for its benefit contained herein, except as otherwise provided herein.

11.3	This Agreement may be terminated and the transactions contemplated hereby may be abandoned:

(a)	by mutual consent of the parties:

(b)	by FIT (i) upon any material breach by HGI or the Acquiring Fund of any of its representations, warranties or covenants contained in this Agreement, provided that HGI or the Acquiring Fund shall have been given a period of ten (10) business days to cure such breach, or (ii) by a resolution of FIT’s Board of Trustees at any time prior to the Effective Time if circumstances should arise that, in the sole discretion of the Board of Trustees, proceeding with the Reorganization is no longer in the best interests of the Target Fund or its shareholders; or

(c)	by HGI (i) upon any material breach by FIT or the Target Fund of any of its representations, warranties or covenants contained in this Agreement, provided that FIT or the Target Fund shall have been given a period of ten (10) business days to cure such breach, or (ii) by a resolution of HGI’s Board of Directors at any time prior to the Effective Time if circumstances should arise that, in the sole discretion of the Board of Directors, proceeding with the Reorganization is no longer in the best interests of the Acquiring Fund or its shareholders.

In the event of any such termination, there shall be no liability for damages on the part of the Acquiring Fund, HGI, the Target Fund, FIT, or their respective directors/trustees or officers, to the other party or its directors/trustees or officers, and each applicable party shall bear the expenses agreed to be incurred by it in accordance with paragraph 12.1.

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11.4	Except as specified in the next sentence set forth in this paragraph 11.4, the representations, warranties or covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the Reorganization. The other covenants to be performed after the Closing shall survive the Closing.

11.5	This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to principles of conflicts of laws.

12.	EXPENSES AND BROKERAGE FEES

12.1	Except as otherwise set forth herein, all costs and expenses incurred by each party hereto in connection with this Agreement and the other transactions contemplated hereby shall be paid by the party incurring the costs and expenses. Notwithstanding the foregoing, Heartland shall pay the following costs and expenses relating to obtaining shareholder approval from Target Fund shareholders of this Agreement: the actual, out of pocket costs and expenses (including reasonable legal fees and expenses of outside counsel) associated with (i) preparing and filing the N-14 Registration Statement, (ii) clearing SEC comments on the N-14 Registration Statement, (iii) printing and mailing or otherwise transmitting the N-14 Registration Statement to the shareholders of the Target Fund, (iv) retaining a proxy solicitor and tabulator, including any costs associated with obtaining beneficial ownership information, and (v) any other solicitation activities conducted by Heartland or AAI designed to obtain shareholder approval of this Agreement. AAI will bear any expenses incurred in connection with the termination of any agreement to which AAI, with respect to the Target Fund, or FIT, on behalf of the Target Fund, is a party, except that Heartland will bear and pay a $10,000 deconversion fee to ALPS Fund Services, Inc. for certain services related to conversion of the Target Fund to Heartland. In addition, brokerage commissions and other transaction costs related to the restructuring of a Fund’s portfolio will be borne by the Fund directly incurring them. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the Acquiring Fund’s or Target Fund’s failure to qualify as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a “reorganization” within the meaning of Section 368(a) of the Code.

12.2	HGI, on behalf of the Acquiring Fund, and FIT, on behalf of the Target Fund, each represents and warrants to the other that there are no business brokers or finders or other entities entitled to receive any payments in connection with the transactions provided for herein.

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13.	NOTICES

Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be delivered by personal delivery, commercial delivery service or registered or certified mail, return receipt requested, or sent by facsimile, electronic delivery (i.e., e-mail), personal service or certified mail, and addressed as follows:

To FIT:	Financial Investors Trust
Attention: Karen Gilomen
1290 Broadway, Suite 1000
Denver, CO 80203
Phone: (303) 623-2577

With copies to:	Davis Graham & Stubbs LLP
Attention: Peter H. Schwartz
1550 17th Street, Suite 500
Denver, CO 80202
Phone: (303) 892-9400

To AAI:	ALPS Advisors, Inc.
Attention: Richard Noyes
1290 Broadway, Suite 1000
Denver, CO 80203
Phone: (303) 623-2577

Or to Heartland or HGI, on behalf of itself and the Acquiring Fund, to:

Heartland Group, Inc.
Heartland Advisors, Inc.
Attention: Vinita K. Paul
789 North Water Street, Suite 500
Milwaukee, WI 53202
Phone: (414) 347-7777

With a copy to:	Godfrey & Kahn, S.C.
Attention: Ellen Drought
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202
(414) 273-3500

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14.	MISCELLANEOUS

14.1	This Agreement supersedes all prior agreements between the parties (written or oral) with respect to the subject matter hereof, is intended as a complete exclusive statement of the terms of the agreement between the parties and may not be changed or terminated orally.

14.2	This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement.

14.3	The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.4	Nothing in this Agreement, expressed or implied, is intended to confer upon any person not a party to this Agreement any rights or remedies under or by reason of this Agreement.

[Signature Page Follows]

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IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by a duly authorized officer as of the date set forth above.

HEARTLAND GROUP, INC. on behalf of HEARTLAND MID CAP VALUE FUND

By:
Name:
Title:

FINANCIAL INVESTORS TRUST on behalf of ALPS | WMC Research Value Fund

By:
Name:
Title:

HEARTLAND ADVISORS, INC. (solely with respect to paragraphs 6.8, 12.1 and 14.1 to 14.4 hereof)

By:
Name:
Title:

ALPS ADVISORS, INC. (solely with respect to paragraphs 6.8, 12.1 and 14.1 to 14.4 hereof)

By:
Name:
Title:

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Schedule A

Corresponding Classes Table

Target Fund – Target Class	Acquiring Fund – Acquiring Class
ALPS | WMC Research Value Fund – Investor Class	Heartland Mid Cap Value Fund – Investor Class
ALPS | WMC Research Value Fund – Class A	Heartland Mid Cap Value Fund – Investor Class
ALPS | WMC Research Value Fund – Class C	Heartland Mid Cap Value Fund – Investor Class
ALPS | WMC Research Value Fund – Class I	Heartland Mid Cap Value Fund – Institutional Class

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Schedule 4.6

None.

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Schedule 4.20

None.

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APPENDIX B

PURCHASE, REDEMPTION, ACCOUNT AND OTHER POLICIES OF THE ACQUIRING FUND

(References to the a “Fund,” each “Fund,” the “Funds,” and the “Heartland Fund(s)” in this Appendix B are to the Acquiring Fund)

How to Invest

PURCHASING SHARES OF THE FUNDS

Two Classes of Shares. Each Fund offers two classes of shares: Investor Class Shares and Institutional Class Shares. Each Class has its own expense structure and minimum investment amounts, allowing you to choose the Class that best meets your situation.

The following table shows the available classes of shares and highlights some of the differences between the two classes.

Features of Class	Investor Class Shares	Institutional Class Shares
Eligible investors	Open to All Investors	Open only to Eligible Investors(1)
Front-end sales charge	None	None
Contingent deferred sales charge	None	None
Redemption Fee(2)	2%	2%
12b-1 Fee	Up to 0.25% of average daily net assets	None
Minimum investment amount(3)(4)	$1,000	$500,000

(1)	Please refer to “Purchasing Institutional Class Shares” below for a description of investors that are eligible to purchase Institutional Class Shares.

(2)	As a percentage of the then-current net asset value of any shares of the Fund that are redeemed or exchanged within 10 days after they were purchased.

(3)	Minimum investment amount may vary according to type of account. Please refer to “Purchasing Investor Class Shares” and “Purchasing Institutional Class Shares” below for a description of minimum investment amounts.

(4)	Each Fund may waive or lower its investment minimums for any reason. Different minimums may apply to accounts opened through third parties.

Purchasing Investor Class Shares

Eligible Investors. Investor Class Shares are offered to all types of investors directly and through mutual fund supermarkets or platforms offered by broker-dealers or other financial intermediaries.

Minimum Investments. If you purchase Investor Class Shares directly from a Fund, your initial investment must be for a minimum of $1,000, except for Individual Retirement

Accounts (“IRAs”), Coverdell Education Savings Accounts (“ESAs”), and regular accounts opened with an automatic investment plan. Subsequent purchases made, other than through reinvestment of distributions or an automatic investment plan, must be for a minimum of $100. Each Fund may waive or lower its investment minimums for any reason. Different minimums may apply to accounts opened through third parties. The following table shows the minimum initial amounts that apply to your purchases of Investor Class Shares of a Fund.

	Regular Account(1)	IRA Account	Coverdell ESA
Select Value Fund	$1,000	$500	$500
Mid Cap Value Fund	1,000	500	500
Value Plus Fund	1,000	500	500
Value Fund	1,000	500	500

(1)	Regular accounts include joint accounts, individual accounts, custodial accounts, trust accounts, and corporate accounts. The minimum initial investment is waived when an account is established with an automatic investment plan.

Fees. Investor Class Shares of the Funds are sold without a sales charge. The Investor Class Shares of each Fund are subject to a 12b-1 Fee calculated at the annual rate of up to 0.25% of the average daily net assets of the Investor Class Shares of that Fund.

Purchasing Institutional Class Shares

Eligible Investors. Institutional Class Shares are offered to all types of investors directly and through mutual fund supermarkets or platforms offered by broker-dealers or other financial intermediaries, provided that the investor meets the minimum investment threshold for Institutional Class Shares discussed below.

Minimum Investments. The minimum initial investment for the Institutional Class Shares, including for IRAs, is $500,000 and for additional purchases of Institutional Class Shares is $100. Investors generally may meet the minimum investment amount by aggregating multiple accounts with common ownership or discretionary control within a single Fund. The following investors will not be subject to the investment minimum with respect to the Institutional Class Shares: qualified retirement or profit sharing plans opened through third party service providers or recordkeepers; financial advisors; institutions that have a strategic investment advisory relationship with Heartland Advisors; employees of Heartland Advisors and their immediate family members; and Heartland Advisors’ investment advisory clients.

B-1

Fees. Institutional Class Shares of the Funds are sold without a sales charge and are not subject to a 12b-1 Fee.

Purchasing Shares Generally

Eligibility to Buy Shares. Each Fund is available for purchase only by residents of the U.S. and certain U.S. territories. Please contact Heartland Advisors or the Distributor for a list of the U.S. territories. After opening an account, if you cease to reside in one of these areas, you will be ineligible to purchase additional shares, except those purchased through reinvestment of net investment income and net capital gain distributions.

Time of Purchase; Form of Payment. Your purchase of a Fund’s shares will be made at the NAV per share next determined after the Fund or its authorized agent receives your purchase request. Your order will not be accepted unless your application or other documentation is complete, your identity is confirmed, and payment in the proper form and amount accompanies your application. Payment must be in U.S. dollars by a check drawn on a bank in the U.S., wire transfer, or electronic transfer. The Funds will not accept cash, traveler’s checks, starter checks, money orders, third party checks (except for properly endorsed IRA rollover checks), checks drawn on foreign banks, or checks issued by credit card companies or Internet-based companies. Shares purchased by checks that are returned will be canceled and you will be liable for any losses or fees incurred by the Fund or its agents, including bank handling charges for returned checks. Once accepted by the Fund or its authorized agent, you may not cancel or revoke your purchase request, but you may redeem your shares at the next determined NAV for the Fund, which may be subject to a redemption fee. However, the Fund may withhold these redemption proceeds until the Fund is reasonably satisfied it has received your payment, which may take up to 15 days.

Purchases Through Third Parties. You may purchase shares through a third party broker-dealer or other financial intermediary, but Heartland reserves the right to refuse purchases through any intermediary arrangement that, among other reasons, the officers of Heartland determine employs investment strategies that are not in the best interests of the Funds or their shareholders. Shares purchased through third parties may be subject to special fees, such as transaction fees, different investment minimums and other conditions imposed by these third parties that do not apply if you purchase your shares directly from a Fund. Third parties also may place limits on your ability to use the shareholder services or receive shareholder information described in this Prospectus.

Heartland has allowed some third parties to authorize selected designees to accept purchase orders for the third party on a Fund’s behalf. If you purchase shares through a third party which is also an authorized agent of the Funds, your order will be processed at the NAV per share next determined after the third party (or its authorized designee) receives your order.

If you place an order for Fund shares through a financial intermediary that is not an authorized agent of the Funds in accordance with such financial intermediary’s procedures, and such financial intermediary then transmits your order to the Funds in accordance with the Funds’ instructions, your purchase will be processed at the NAV next determined after the Funds receive your order from that intermediary. The financial intermediary must promise to send to the Funds immediately available funds in the amount of the purchase price in accordance with the Funds’ procedures. If payment is not received within the time specified, the Funds may rescind the transaction and the financial intermediary will be held liable for any resulting fees or losses.

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Funds and Heartland Advisors may pay the intermediary for the sale of Fund shares and related services. These payments may influence the broker-dealer or other intermediary and your salesperson to recommend a Heartland Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PURCHASES by Shareholders Who Are Not Individuals. For corporate, trust, partnership, and other institutional accounts, additional documentation to substantiate the existence of the organization (i.e., Articles of Incorporation, Trust Agreements, Partnership Agreements, or other official documents) is required to open an account. If you are opening an account in the name of a legal entity (e.g., a partnership, business trust, limited liability company, corporation, etc.), you may be required to supply the identity of the beneficial owner or controlling person(s) of the legal entity prior to the opening of your account.

How to Purchase Shares

By Mail

To open an account, please complete one of the following:

• Account Application

• IRA Application

• Coverdell ESA Application

Additional IRA Forms and/or organizational documents may be required.

Please make your purchase check payable to Heartland Funds and mail the completed, signed application, along with your investment check, to the appropriate address below.

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via U.S. Postal Service Heartland Funds PO Box 177 Denver, CO 80201-0177	via Express Courier Heartland Funds c/o ALPS Fund Services, Inc. 1290 Broadway, Suite 1100 Denver, CO 80203

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Heartland Funds’ post office box, of purchase orders or redemption requests does not constitute receipt by the Funds.

To add to an account, detach the Additional Investment Form from your account statement and submit with your check payable to Heartland Funds to the appropriate address listed above. You may also make additional investments through the Internet by logging into your account. Please note that bank instructions must be established on your account prior to the transaction.

By Telephone

If you have already opened an account with Heartland Funds and established your bank account information, you may call Heartland Funds at 1-800-432-7856 to request a purchase of shares by authorizing the amount to be drafted from your bank account. In order to purchase by telephone, you must add the telephone purchase option to your existing account by completing the Account Maintenance Form. Generally, purchases will be made at the NAV per share next determined after instructions are received. Transactions placed by telephone for which Heartland is unable to successfully draft from your bank account will be canceled.

By Internet

To open an account by Internet, please visit heartlandadvisors.com

Some account types that require additional documentation may not be opened online. All online applications submitted are subject to review and will be confirmed upon acceptance.

When establishing an account online, you will be required to provide active bank account information to facilitate transactions.

You may also make additional investments through the Internet by logging into your account. Transactions placed by

Internet for which Heartland is unable to successfully draft from your bank account will be canceled.

By Wire

To open an account by wire, please complete one of the following:

•	Account Application

•	IRA Application

•	Coverdell ESA Application

Additional IRA Forms and/or organizational documents may be required.

Contact Heartland Shareholder Services at 1-800-432-7856 for further instructions. If Heartland Funds is not informed of the new account and wire purchase prior to market close on the business day wire instructions are delivered to Heartland Funds or its agents, your purchase may be delayed or canceled.

Please note that your financial institution may charge a fee to wire funds.

By Automatic Investment

To set up an Automatic Investment Plan, complete the automatic investment section of the Account Application or the Account Maintenance Form (for existing accounts) and attach a voided check. Return the form to the appropriate address. Automatic Investment Plans may be established for a minimum of $50 per bank draft.

By Exchange

New accounts may be opened by exchange and will have identical registration and services as the account from which the funds were exchanged. Please note that an exchange may be subject to an early redemption fee and will be treated as a redemption of shares upon which you will realize a taxable gain or loss, unless your Fund shares are held in a tax-deferred account. Please consult with your tax advisor.

Exchanges may be placed in writing, by telephone, or through the Internet by logging into your established Heartland Funds account.

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How to redeem

Redeeming Shares Generally

Time of Redemption; Form of Instructions and Payment. Your shares will be redeemed at the NAV per share next determined after your instructions are received by the Funds or their authorized agent. A redemption order will not be accepted unless the order and related information are complete. The Funds will not accept an order with instructions for redemption on a particular date or at a particular price. The Funds use procedures reasonably designed to authenticate telephone instructions including, for example, requesting personal identification information from callers. The Funds are not liable for any losses due to unauthorized or fraudulent telephone instructions if these procedures are followed. Once accepted by the Funds or their authorized agent, you may not cancel or revoke your redemption order.

Available proceeds are generally mailed within two business days, or wired on the next business day, after a Fund or its authorized agent accepts your redemption request, although they could be delayed for up to seven days. If a Fund has sold securities to generate cash to meet your redemption request, the redemption proceeds may be postponed until the first business day after the Fund receives the sales proceeds. If redemption instructions are received for shares that have not been paid for, your shares will be redeemed, but the Funds reserve the right to hold the proceeds until payment of the purchase price can be confirmed, which may take up to 15 days. This type of delay can be avoided by purchasing shares by federal funds wire. The Funds do not guarantee the time of receipt of your proceeds and are not responsible for delays in mail or wire services. In limited circumstances, as permitted by the SEC (such as when the New York Stock Exchange (“NYSE”) is closed or trading is restricted, or when an emergency exists), the Funds may elect to suspend the redemption of shares.

Typically, the Funds will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Funds. Additionally, the Funds may enter into a line of credit with a bank for temporary purposes to meet redemption requests in situations where borrowing may be preferable to the liquidation of portfolio securities. The Funds also participate in a liquidity program with ReFlow Fund, LLC to provide cash to meet net shareholder redemptions, as more fully described in the SAI. These methods to meet redemption requests may be used regularly and may also be used in stressed market conditions.

Although proceeds generally will be paid in cash, the Funds reserve the right to pay redemptions in the amount of more than $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder “in kind,” which means you would be paid in portfolio securities of the Fund being redeemed. If this occurred, you might incur transaction costs when you sell the portfolio securities. Portfolio securities may be illiquid and may not be saleable at the time they are received. For federal income tax purposes, redemptions paid in kind are taxed in the same manner as redemptions paid in cash. Although the Funds generally pay redemptions in cash, redemptions in kind may be used regularly when deemed advisable by Heartland Advisors and may also be used in unusual or stressed market conditions. A redemption in kind will generally be in the form of a pro-rata portion of a Fund’s portfolio, but may be in the form of a representative basket of securities if the redemption is not large enough to distribute a pro-rata portion, or in the form of individual securities if the redemption is not large enough to distribute a representative basket.

If you choose to have your redemption proceeds mailed to you and either the U.S. Postal Service is unable to deliver the redemption check to you or the check remains outstanding for at least six months, the Funds reserve the right to reinvest the check in shares of the Fund at its then current NAV or take other measures as allowable by law unless, and until, you give the Funds different instructions. No interest will accrue on amounts represented by uncashed redemption checks.

Redemptions by Shareholders Who Are Not Individuals. For corporate, trust, partnership, and other institutional accounts, the persons signing the redemption request should also indicate their office or other fiduciary capacity. A certified corporate resolution evidencing the signing officer’s authority to sign on behalf of a corporate shareholder is also required. Executors, administrators, guardians, trusts, and other institutional shareholders should call Heartland prior to mailing their instructions to determine if other documentation may be required.

Redemptions Through Third Parties. You may redeem shares through a third party broker-dealer or other financial institution provided the third party presents documentation satisfactory to the Funds indicating it is your authorized agent. Third parties may charge fees for their services and impose terms or conditions that do not apply if you do business directly with the Funds. Heartland has allowed some third parties to authorize selected designees to accept redemption orders for the third party on the Funds’ behalf. If you redeem shares through a third party which is also an authorized agent of the Funds, your order will be processed at the NAV per share next determined after the third party (or its authorized designee) receives your order; orders through a non-authorized intermediary will be processed at the NAV per share next determined after receipt of the order by the Funds.

Involuntary Redemption. If you do not participate in an Automatic Investment Plan or do not qualify for an exemption from the minimum initial investment for a particular Fund and/or Share Class, and your account value with respect to the Fund’s Shares falls below $500 for Investor Class Shares or $400,000 for Institutional Class Shares, for three consecutive months or more, we may redeem all of your shares in that account, at the Fund’s NAV per share next determined after we redeem your shares, upon 60 days’ advance notice to you. You may avoid an involuntary redemption by making additional investments to bring your account value up to at least $500 for Investor Class Shares or $400,000 for Institutional Class Shares.

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Early Redemption Fee. Shares of any Heartland Fund that are redeemed or exchanged within 10 days after purchase will be assessed a 2% fee on the NAV of the shares next determined after your request for redemption is received. The fee will apply to shares being redeemed or exchanged in the order in which they are purchased, treating shares that have been held the longest in an account as being redeemed first. The fee is paid to the applicable Fund and is deducted from your redemption proceeds. The purpose of this early redemption fee is to discourage market timing and other short-term trading in the Funds. Short-term trading may be disruptive to the Funds’ normal investment operations and harmful to the interests of long-term shareholders. Heartland reserves the right to modify the terms of or terminate this fee at any time upon notice to shareholders.

The early redemption fee will be waived under the following circumstances:

•	For shares held in an account of certain retirement or profit-sharing plans;

•	For shares held in tax-favored savings plans;

•	For shares held in asset allocation programs, wrap accounts, or certain similar accounts, if approved by Heartland;

•	For shares purchased by automatic reinvestment of income or capital gains distributions from any Heartland Fund;

•	For shares purchased through an automatic investment plan; and

•	For shares redeemed through a systematic withdrawal plan.

In addition, the early redemption fee may be waived if the Funds do not have the capability to charge the fee. For example, this may occur if the Funds cannot reasonably identify a shareholder who trades through an omnibus account held by a third party or financial intermediary, or reasonably detect short-term trading through such an account. In addition, certain third parties or financial intermediaries may apply different or additional redemption fees or charges.

How to Redeem Shares

By Mail

Provide a letter of instruction that includes:

•	The names and signatures of all account owners

•	Your Heartland account number

•	Your telephone number

•	The dollar amount or number of shares that you would like to redeem (sell)

•	Any special payment instructions

•	Any special documents requested by Heartland to assure proper authorization for the redemption

•	IRA redemptions must include a statement of withholding. If no statement is made, Heartland Funds will withhold 10%.

We will mail the proceeds to the address on the account unless otherwise requested in your written instructions. Instructions for redemptions over $100,000, including those through IRA transfers, and those that request delivery to a bank account or address other than the address of record on the account may require a Medallion Signature Guarantee.

Please mail your redemption instructions to Heartland Funds at the appropriate address below.

via U.S. Postal Service Heartland Funds PO Box 177 Denver, CO 80201-0177	via Express Courier Heartland Funds c/o ALPS Fund Services, Inc. 1290 Broadway, Suite 1100 Denver, CO 80203

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Heartland Funds’ post office box, of purchase orders or redemption requests does not constitute receipt by the Funds.

By Telephone

Call a Heartland Funds’ representative toll-free at 1-800-432-7856 to request your redemption. Redemption requests for an IRA or Coverdell ESA may be allowed over the phone in limited circumstances, that may include, normal, pre-mature, and pre-mature exempt distributions. Heartland reserves the right to request that any redemption request be made in writing. You will be asked to provide personal identification information to confirm your identity. A check will be mailed to the address of record for the account unless other arrangements have been pre-authorized. Express mail delivery is available upon request for an additional charge (currently $22.00, subject to change) and additional charges may apply for Saturday delivery.

Wire and Electronic Funds transfer services are available; however, they must be pre-authorized in writing. Contact a representative for information on adding this option to your account. Wire transfers are subject to a fee (currently $4.00, subject to change).

The Funds are not responsible for losses or fees resulting from posting delays or non-receipt of redemption payments at your bank, when shareholder payment instructions are followed.

By Internet

Shareholders who hold their account directly with Heartland may redeem shares by accessing their account online at heartlandadvisors.com. Redemption proceeds from online transactions may be mailed to the address of record, or may be sent electronically to a bank account that has been previously established for this purpose.

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The Funds are not responsible for losses or fees resulting from posting delays or non-receipt of redemption payments at your bank, when shareholder payment instructions are followed.

By Systematic Withdrawal

Call a Heartland Funds representative toll-free at 1-800-432-7856 to request or visit our website at heartlandadvisors.com to download an Account Maintenance Form to add a systematic withdrawal plan to your account.

HOW MAY WE HELP YOU?

1-800-432-7856

heartlandadvisors.com

If you wish to make a telephone transaction under one of the purchase or redemption options described, please call Shareholder Services at 1-800-432-7856. If you have a question about investing or need forms described above, call Shareholder Services at the number above or visit our website at heartlandadvisors.com.

Please note that you may terminate or change any option you elect at any time upon five days’ advance notice to the Funds.

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aCCOUNT pOLICIES

HOW TO RECEIVE ACCOUNT INFORMATION

By Telephone

Call 1-800-432-7856

Heartland Funds’ representatives are available to answer your questions from 8:00 a.m. to 7:00 p.m. Central Time, Monday through Friday.

Account balance information is also available over the automated telephone line 24 hours a day, seven days per week. You will be asked to establish a personal identification number for account access.

Over the Internet

Shareholders who hold their account directly with Heartland may visit our website at heartlandadvisors.com and click on the “Log In” link. Follow the registration/log in instructions to access your account. You may view account balances, registration, and history. Please refer to “E-Delivery of Fund Documents,” on page 37, for additional information regarding receiving fund documents by E-Delivery.

By Mail

Account statements are mailed at the end of each calendar quarter. If you would like to receive a printed statement at any time, please contact Shareholder Services at 1-800-432-7856.

EXCHANGING SHARES

Unless you instruct the Funds that you do not want this service, you are automatically permitted to purchase shares of any Heartland Fund with the redemption proceeds from your account in any other Heartland Fund. This type of transaction is referred to as an “exchange” and may be effected by writing or calling the Funds. Subject to compliance with applicable minimum initial and subsequent investment requirements and other restrictions applicable to the Fund you would like to purchase, you may exchange your shares of any Fund for shares of the same Class of any other Heartland Fund. Before engaging in any exchange, you should obtain from Heartland and read the current Prospectus for the Fund you intend to purchase. Telephone exchanges may only occur between identically registered accounts.

Investments in any Heartland Fund are subject to the terms and conditions of that Fund’s Prospectus. Exchanges are subject to the early redemption fee discussed above and the excessive account activity restrictions discussed below. You may obtain a current Prospectus by calling 1-800-432-7856 or visiting heartlandadvisors.com.

You should bear in mind, with regard to all exchanges, that an exchange of shares is considered a redemption of the shares of the mutual fund from which you are exchanging, and a purchase of shares of the mutual fund into which you are exchanging. Accordingly, you must comply with all of the conditions on redemptions for the shares being exchanged, and with all of the conditions on purchases for the shares you receive in the exchange. Moreover, for tax purposes you will be considered to have sold the shares exchanged, and you may realize a gain or loss for federal income tax purposes on that sale. These exchange privileges may be modified or terminated at any time.

You may also exchange shares of one share class of a Heartland Fund for a different share class of the same Fund if you meet the minimum initial investment, eligibility criteria and other requirements for investment in the share class you are exchanging into. Share class exchanges are based on the relevant NAVs of the applicable share classes at the time of the conversion, and no charge is imposed. An exchange from one class to another within the same Fund will not be a taxable transaction. To obtain more information about share class exchanges, or to place exchange orders, contact the Transfer Agent or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. Your financial intermediary may impose conditions on such transactions in addition to those disclosed in this Prospectus. Heartland reserves the right to modify or eliminate the share class exchange feature.

OTHER POLICIES

Customer Identification Program. Heartland has adopted a customer identification program as required by the USA PATRIOT Act, as amended. The USA PATRIOT Act is designed to help the government fight the funding of terrorism and money laundering activities. It specifically requires all financial institutions, including mutual funds, to obtain, verify, and record information that identifies each person who opens an account.

Under Heartland’s customer identification program, when you open an account we will ask for your name, street address (or APO/FPO), date of birth, social security number, and other information that will allow us to confirm your identity. Corporate accounts will require other similar information. If you are opening an account in the name of a legal entity (e.g., a partnership, business trust, limited liability company, corporation, etc.), you may be required to supply the identity of the beneficial owner or controlling person(s) of the legal entity prior to the opening of your account. We may also ask to see other identifying documents. Your shares will be purchased at the NAV next calculated after Heartland confirms your identity.

Heartland reserves the right not to open an account or process any purchases, exchanges, or redemptions unless and until we can confirm your identity. We also may close an account if there are any discrepancies in the identifying information you have provided. If your account is closed for this reason, your shares will be redeemed at the NAV next determined after the account is closed.

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Excessive Account Activity. An excessive number of purchases and redemptions by a shareholder (short-term trading) may be disadvantageous to a Fund and its shareholders. Frequent purchases and redemptions of Fund shares may present certain risks to Fund shareholders such as dilution in the value of Fund shares held by long-term investors, interference with the efficient management of the Fund’s portfolio, increased brokerage, transaction and administrative costs, and adverse tax consequences. Heartland and its Board of Directors have adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds by shareholders, which are intended to discourage such activity, including the imposition of a 2% fee on redemptions or exchanges of Fund shares made within 10 days of purchase. See “Redeeming Shares Generally - Early Redemption Fee.” Heartland also seeks to identify and detect frequent trading activity that may be disruptive to the Funds, although if such activity is made through omnibus accounts detection may be difficult. Heartland reserves the right to restrict or prohibit any purchase or exchange, and to terminate investment or exchange privileges, if the officers of Heartland determine, in their sole discretion, that any trading activity by a shareholder is not in the best interest of the Fund or its other shareholders. Certain third parties or financial intermediaries may apply additional short-term trading and/or frequent trading limitations.

Confirming your Transactions. Heartland will send you a written confirmation of every purchase and redemption order in the Funds, excluding automatic transactions. You should always verify your order against your confirmation when you receive it. Please contact Heartland or the third party with whom you placed your order promptly if you notice any discrepancy. Transaction activity records are available to registered users through the Heartland Funds website at heartlandadvisors.com.

Copies of historical account statements are available upon request.

IRAs and Coverdell Education Savings Accounts. The Funds are available for investment under a self-directed IRA plan for individual investors as well as Simplified Employee Pension (“SEP”) IRAs for self-employed persons and employers and Coverdell Education Savings Accounts (“ESAs”). The Funds are available for investment under these programs at a reduced initial investment minimum of $500 (for Investor Class Shares only). Booklets describing these programs and the forms necessary for establishing accounts under them are available upon request from Heartland or at heartlandadvisors.com.

The IRA and Coverdell Education Savings Account custodian charges an annual maintenance fee (currently $15.00) per IRA or ESA holder, which may also be charged on transfers or redemptions.

Backup Withholding. Under IRS rules, you must furnish to the Funds your properly certified social security or other tax identification number to avoid federal income tax backup withholding on net investment income and net capital gain distributions and redemption proceeds (except in the case of certain exempt shareholders). If you do not do so, or the IRS informs the Funds that your tax identification number is incorrect, the Funds may be required to withhold a percentage of your taxable distributions and redemptions proceeds. Amounts withheld by the Funds are submitted to the IRS and are not usually recoverable by the Funds but are credited toward your federal income tax liability.

Signature Guarantees. To protect your account, the Funds reserve the right to require a Medallion Signature Guarantee, signature verification from a Signature Validation Program member, or other form of authentication from a financial institution source acceptable to the Transfer Agent (collectively referred to as a “signature guarantee”) for written redemption instructions. Normally, a signature guarantee will be required if the written redemption proceeds will exceed $100,000. A signature guarantee will generally also be required if the proceeds are being paid to a third party, mailed to an address other than the address listed on a Fund’s records or to an address that was changed within the last 15 days, or forwarded to a bank not identified on the Fund’s records as authorized to receive the proceeds or to a bank account that was changed within the last 15 days. In addition to the situations described above, the Funds and/or their Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances of the particular situation. Acceptable guarantors include, among others, banks, and brokerage firms that are members of a domestic stock exchange. A Notary Public cannot guarantee signatures.

Medallion Signature Guarantees are issued by guarantors that participate in one of several signature guarantee programs that are designed to promote safe and accurate securities transactions. A Medallion Signature Guarantee provides additional protective measures through the use of special technology like bar codes, magnetic security ink, and scanners.

Reserved Rights. In addition to other reserved rights, the Funds may:

•	Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or redemption privileges, for any reason;

•	Reject any purchase request for any reason;

•	Freeze any account and/or involuntarily redeem an account, if Heartland believes that the account is being used for fraudulent or illegal purposes. Heartland may take this action when, at its sole discretion, it deems the action to be in the Funds’ best interest or when the Funds are requested or compelled to do so by governmental authority or by applicable law;

•	Waive or lower any minimum dollar investment amount; and/or

•	Suspend redemptions or postpone payments when the NYSE is closed, when trading on the NYSE is restricted, or when an emergency exists that prevents the Funds from disposing of its portfolio securities or pricing its shares.

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COST BASIS. The Funds are required to report to you, and the IRS, the cost basis of your Fund shares acquired on or after January 1, 2012 (“covered shares”) when they are subsequently redeemed or exchanged. The Funds will determine the cost basis of covered shares using the Average Cost Method, unless you elect in writing a different permissible method. Please see the SAI for more information regarding cost basis reporting, including information about the Average Cost Method.

You are encouraged to consult your tax advisor regarding the application of these cost basis reporting rules and, in particular, which cost basis calculation method you should elect. Heartland representatives are not licensed tax advisors and are unable to give tax advice.

Inactive Accounts. Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. If the Funds are unable to locate a shareholder, they will determine whether the shareholder’s account can legally be considered abandoned. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Interest or income is not earned on redemption or distribution checks sent to you during the time the check remained uncashed.

SHARE PRICE

Shares of a Fund are purchased and redeemed at the NAV per share next determined following receipt of your order by the Fund or its authorized agent. NAV is the difference between the values of the Fund’s assets and liabilities divided by the number of shares outstanding. It is determined as of the close of regular trading on the NYSE (generally 4:00 p.m., Eastern Time, but may be earlier in the case of a holiday or when an emergency exists) on each day the NYSE is open (the “Close of Trading”). Orders received after the Close of Trading are priced at the NAV per share determined on the next business day of the Fund. Third parties acting as authorized agents of the Funds are required to segregate orders received after the Close of Trading and transmit those orders separately for execution at the NAV per share next determined.

For purposes of determining NAV for a particular Fund, the Fund’s portfolio securities are valued on the basis of market quotations or at fair value in accordance with pricing policies and procedures adopted by Heartland’s Board of Directors. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Fund’s securities traded on those foreign exchanges, unless facts and circumstances indicate a different fair value, in which case the security will be fair valued on a case-by-case basis as noted below. The Funds use a fair value methodology to value securities for which market quotations are not readily available or deemed unreliable. Market quotations are readily available in most instances for the common stocks and other equity securities in which the Funds invest. However, some of the securities held by the Funds may be illiquid or thinly traded due to their small market capitalizations, the size of the Fund’s position, or otherwise, and are valued at their fair values. An equity security may also be priced at its fair value when the exchange on which the security is principally traded closes early or when trading in the security was halted during the day and did not resume prior to the Fund’s NAV calculation. The Pricing Committee for Heartland may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined but prior to the time at which the Fund’s NAV is calculated. Debt securities are generally stated at fair value as furnished by an independent pricing service based primarily on information concerning market transactions and dealer quotations for similar securities, or by dealers who make markets in such securities. In the absence of such a valuation, the fair value will be determined on a case-by-case basis as noted below or at amortized cost as provided below. Debt securities purchased with remaining maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortized discount or premium, unless facts and circumstances indicate a different fair value, in which case the security will be fair valued on a case-by-case basis as noted below.

Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Funds’ Board of Directors and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities; and prices of similar securities or financial instruments.

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The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION

Dated January [ ], 2020

FOR THE REORGANIZATION OF

ALPS | WMC RESEARCH VALUE FUND

a series of Financial Investors Trust (“FIT”)

1290 Broadway, Suite 1000

Denver, Colorado 80203

(303) 623-2577

into

HEARTLAND MID CAP VALUE FUND

a series of Heartland Group, Inc. (“HGI”)

789 North Water Street, Suite 500

Milwaukee, Wisconsin 53202

(414) 347-7777

This Statement of Additional Information (the “Reorganization SAI”) is not a prospectus. A Proxy Statement/Prospectus dated January [ ], 2020, relating to the above referenced matter may be obtained from FIT by writing or calling FIT at the address and telephone number shown above. This Reorganization SAI should be read in conjunction with such Proxy Statement/Prospectus.

You should rely only on the information contained in this Reorganization SAI and the Proxy Statement/Prospectus. FIT has not authorized others to provide additional information. This Reorganization SAI is not an offer to sell securities in any state or jurisdiction where the offering cannot legally be made.

TABLE OF CONTENTS

Page

GENERAL INFORMATION	B-2

INCORPORATION OF DOCUMENTS BY REFERENCE INTO THE REORGANIZATION SAI	B-2

PRO FORMA FINANCIAL STATEMENTS	B-3

GENERAL INFORMATION

This Reorganization SAI and the Proxy Statement/Prospectus are related to the reorganization of the ALPS | WMC Research Value Fund (the “Target Fund”), a series of FIT, with and into the Heartland Mid Cap Value Fund (the “Acquiring Fund”), a series of HGI, which involves (1) the transfer of all of the assets of the Target Fund to the Acquiring Fund in exchange for shares of common stock, par value $0.001 per share, of the Acquiring Fund; (2) the assumption by the Acquiring Fund of the liabilities of the Acquiring Fund; and (3) the distribution to the shareholders of each class of the Target Fund full and fractional shares of the corresponding class of the Acquiring Fund in redemption of all outstanding shares of beneficial interest, no par value, of the Target Fund and in complete liquidation of the Target Fund (collectively referred to as the “Reorganization”). The Reorganization will be effected pursuant to the terms and conditions of an Agreement and Plan of Reorganization (the “Reorganization Agreement”). The Target Fund and the Acquiring Fund are collectively referred to as the “Funds.”

INCORPORATION OF DOCUMENTS BY REFERENCE INTO THE

REORGANIZATION SAI

The following documents have been filed with the Securities and Exchange Commission, are incorporated by reference herein and accompany this Reorganization SAI:

•	Target Fund Annual and Semi-Annual Reports. The Annual Report to Shareholders, with respect to the Target Fund, for the fiscal year ended October 31, 2019 and Semi-Annual Report to Shareholders, with respect to the Target Fund, for the fiscal period ended April 30, 2019;

•	Target Fund SAI. The Statement of Additional Information of FIT, with respect to the Target Fund, dated February 28, 2019, as supplemented to date (File Nos. 033-72424; 811-8794);

•	Acquiring Fund Annual and Semi-Annual Reports. The Annual Report to Shareholders, with respect to the Acquiring Fund, for the fiscal year ended December 31, 2018 and Semi-Annual Report to Shareholders, with respect to the Acquiring Fund, for the fiscal period ended June 30, 2019; and

•	Acquiring Fund SAI. The Statement of Additional Information of HGI, with respect to the Acquiring Fund, dated May 1, 2019, as supplemented to date (File Nos. 033-11371; 811 4982).

Additional copies of these materials and other information about FIT, HGI and the Funds are available upon request and without charge by writing to the addresses below or by calling the telephone number listed as follows:

With respect to the Target Fund: 1290 Broadway, Suite 1000 Denver, Colorado 80203 (866) 759-5679	With respect to the Acquiring Fund: 789 North Water Street, Suite 500 Milwaukee, Wisconsin 53202 (800) 432-7856

PRO FORMA FINANCIAL STATEMENTS

The unaudited pro forma financial statements set forth below are for informational purposes only and do not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma amounts have been estimated in good faith based on information regarding the Target Fund and the Acquiring Fund for the period ended June 30, 2019, and are intended to present data as if the Reorganization of the Target Fund into the Acquiring Fund had taken place on the first day of the period ended June 30, 2019. The unaudited pro forma statements provided herein should be read in conjunction with the Semi-Annual Report of the Acquiring Fund dated June 30, 2019 and the Semi-Annual Report of the Target Fund dated April 30, 2019.

Combined Pro Forma
Schedule of Investments
As of June 30, 2019 (Unaudited)

	Heartland Mid Cap Value Fund		ALPS | WMC Research Value Fund		PRO FORMA Adjustments		Heartland Mid Cap Value Fund PRO FORMA COMBINED
	SHARES	VALUE	SHARES	VALUE	SHARES	VALUE	SHARES	VALUE
COMMON STOCKS
Communication Services
Diversified Telecommunication Services
Verizon Communications, Inc.	-	$-	54,672	$3,123,412	(54,672)	$(3,123,412)	-	$-
Entertainment
Cinemark Holdings, Inc.	-	-	4,752	171,547	(4,752)	(171,547)	-	-
Liberty Media Corp.-Liberty Formula One, Class C(a)	-	-	4,908	183,608	(4,908)	(183,608)	-	-
Viacom, Inc., Class B	-	-	8,180	244,337	(8,180)	(244,337)	-	-
Walt Disney Co.	-	-	1,774	247,721	(1,774)	(247,721)	-	-
		-		847,213		(847,213)		-
Media
Charter Communications, Inc., Class A(a)	-	-	755	298,361	(755)	(298,361)	-	-
Comcast Corp., Class A	-	-	47,212	1,996,123	(47,212)	(1,996,123)	-	-
New York Times Co., Class A	-	-	4,230	137,983	(4,230)	(137,983)	-	-
Omnicom Group, Inc.	2,336	191,435	-	-	15,173	1,243,426	17,509	1,434,861
		191,435		2,432,467		(1,189,041)		1,434,861
TOTAL COMMUNICATION SERVICES		191,435		6,403,092		(5,159,666)		1,434,861
Consumer Discretionary
Automobiles
Thor Industries, Inc.	6,769	395,648	-	-	43,966	2,569,812	50,735	2,965,460
Diversified Consumer Services
Houghton Mifflin Harcourt Co.(a)	-	-	9,262	53,349	(9,262)	(53,349)	-	-
Household Durables
DR Horton, Inc.	5,750	247,997	-	-	37,348	1,610,816	43,098	1,858,813
Leggett & Platt, Inc.	5,348	205,203	-	-	34,737	1,332,860	40,085	1,538,063
		453,200		-		2,943,676		3,396,876
Hotels Restaurants & Leisure
Hyatt Hotels Corp., Class A	-	-	6,059	461,272	(6,059)	(461,272)	-	-
McDonald's Corp.	-	-	9,697	2,013,679	(9,697)	(2,013,679)	-	-
MGM Resorts International	-	-	6,085	173,848	(6,085)	(173,848)	-	-
		-		2,648,799		(2,648,799)		-
Internet & Direct Marketing Retail
Expedia Group, Inc.	-	-	2,038	271,115	(2,038)	(271,115)	-	-
Specialty Retail
American Eagle Outfitters, Inc.	6,813	115,140	-	-	44,252	747,861	51,065	863,001
Lowe's Cos., Inc.	-	-	4,271	430,987	(4,271)	(430,987)	-	-
TJX Cos., Inc.	-	-	11,272	596,063	(11,272)	(596,063)	-	-
		115,140		1,027,050		(279,189)		863,001
Textiles Apparel & Luxury Goods
NIKE, Inc., Class B	-	-	4,003	336,052	(4,003)	(336,052)	-	-
Under Armour, Inc., Class A(a)	-	-	15,058	381,720	(15,058)	(381,720)	-	-
		-		717,772		(717,772)		-
TOTAL CONSUMER DISCRETIONARY		963,988		4,718,085		1,543,264		7,225,337
Consumer Staples
Beverages
Coca-Cola Co.	-	-	22,302	1,135,618	(22,302)	(1,135,618)	-	-
Food & Staples Retailing
Walmart, Inc.	-	-	10,534	1,163,901	(10,534)	(1,163,901)	-	-
Food Products
Bunge, Ltd.	3,486	194,205	-	-	22,642	1,261,385	26,128	1,455,590
Cal-Maine Foods, Inc.	3,909	163,083	-	-	25,390	1,059,268	29,299	1,222,351
Mondelez International, Inc., Class A	-	-	12,436	670,300	(12,436)	(670,300)	-	-
Sanderson Farms, Inc.	1,576	215,219	-	-	10,236	1,397,831	11,812	1,613,050
		572,507		670,300		3,048,184		4,290,991
Household & Personal Products
Procter & Gamble Co.	-	-	20,412	2,238,176	(20,412)	(2,238,176)	-	-
Tobacco
Philip Morris International, Inc.	-	-	10,718	841,685	(10,718)	(841,685)	-	-
TOTAL CONSUMER STAPLES		572,507		6,049,680		(2,331,196)		4,290,991
Energy
Energy Equipment & Sales
Schlumberger, Ltd.	-	-	18,207	723,546	(18,207)	(723,546)	-	-
Energy Equipment & Services
National Oilwell Varco, Inc.	16,839	374,331	-	-	109,373	2,431,362	126,212	2,805,693
TechnipFMC PLC	11,147	289,153	-	-	72,402	1,878,107	83,549	2,167,260
		663,484		-		4,309,469		4,972,953
Oil, Gas & Consumable Fuels
Cabot Oil & Gas Corp.	7,154	164,256	-	-	46,467	1,066,883	53,621	1,231,139
Chevron Corp.	-	-	10,534	1,310,851	(10,534)	(1,310,851)	-	-
Concho Resources, Inc.	-	-	2,615	269,816	(2,615)	(269,816)	-	-
Diamondback Energy, Inc.	-	-	2,187	238,317	(2,187)	(238,317)	-	-
Encana Corp.	-	-	46,015	236,057	(46,015)	(236,057)	-	-
Exxon Mobil Corp.	-	-	34,630	2,653,697	(34,630)	(2,653,697)	-	-
Marathon Petroleum Corp.	-	-	11,118	621,274	(11,118)	(621,274)	-	-
Noble Energy, Inc.	-	-	15,708	351,859	(15,708)	(351,859)	-	-
Targa Resources Corp.	-	-	4,183	164,225	(4,183)	(164,225)	-	-
TC Energy Corp.	-	-	18,160	899,283	(18,160)	(899,283)	-	-
		164,256		6,745,379		(5,678,496)		1,231,139
TOTAL ENERGY		827,740		7,468,925		(2,092,573)		6,204,092

	Heartland Mid Cap Value Fund		ALPS | WMC Research Value Fund		Pro Forma adjustments		Heartland Mid Cap Value Fund Pro Forma Combined
	SHARES	VALUE	SHARES	VALUE	SHARES	VALUE	SHARES	VALUE
Financials
Banks
Bank of America Corp.	-	$-	127,176	$3,688,104	(127,176)	$(3,688,104)	-	$-
JPMorgan Chase & Co.	-	-	26,152	2,923,794	(26,152)	(2,923,794)	-	-
First Horizon National Corp.	27,902	416,577	-	-	181,230	2,705,765	209,132	3,122,342
KeyCorp	-	-	17,755	315,151	(17,755)	(315,151)	-	-
Popular, Inc.	9,884	536,108	-	-	64,199	3,482,153	74,083	4,018,261
Sterling Bancorp	-	-	13,726	292,089	(13,726)	(292,089)	-	-
SVB Financial Group(a)	-	-	1,153	258,952	(1,153)	(258,952)	-	-
UMB Financial Corp.	3,022	198,908	-	-	19,629	1,291,979	22,651	1,490,887
Zions Bancorporation NA	-	-	9,220	423,936	(9,220)	(423,936)	-	-
		1,151,593		7,902,026		(422,129)		8,631,490
Capital Markets
Ares Management Corp.	-	-	11,348	296,977	(11,348)	(296,977)	-	-
Blucora, Inc.	-	-	6,745	204,846	(6,745)	(204,846)	-	-
Franklin Resources, Inc.	12,319	428,701	-	-	80,015	2,784,521	92,334	3,213,222
Hamilton Lane, Inc., Class A	-	-	5,578	318,281	(5,578)	(318,281)	-	-
Raymond James Financial, Inc.	-	-	6,443	544,756	(6,443)	(544,756)	-	-
State Street Corp.	3,590	201,256	-	-	23,318	1,307,211	26,908	1,508,467
TD Ameritrade Holding Corp.	-	-	20,264	1,011,579	(20,264)	(1,011,579)	-	-
		629,957		2,376,439		1,715,293		4,721,689
Consumer Finance
American Express Co.	-	-	3,747	462,530	(3,747)	(462,530)	-	-
OneMain Holdings, Inc.	-	-	7,738	261,622	(7,738)	(261,622)	-	-
Discover Financial Services	1,616	125,385	-	-	10,496	814,382	12,112	939,767
		125,385		724,152		90,230		939,767
Diversified Financials Services
AXA Equitable Holdings, Inc.	-	-	11,845	247,560	(11,845)	(247,560)	-	-
Berkshire Hathaway, Inc., Class B(a)	-	-	3,832	816,867	(3,832)	(816,867)	-	-
Voya Financial, Inc.	-	-	5,754	318,196	(5,754)	(318,196)	-	-
		-		1,382,623		(1,382,623)		-
Insurance
Alleghany Corp.	-	-	556	378,697	(556)	(378,697)	-	-
American International Group, Inc.	-	-	17,896	953,499	(17,896)	(953,499)	-	-
Assurant, Inc.	-	-	5,853	622,642	(5,853)	(622,642)	-	-
Assured Guaranty, Ltd.	-	-	17,255	726,090	(17,255)	(726,090)	-	-
Athene Holding, Ltd., Class A(a)	-	-	10,460	450,408	(10,460)	(450,408)	-	-
CNA Financial Corp.	6,715	316,075	-	-	43,615	2,052,958	50,330	2,369,033
Hartford Financial Services Group, Inc.	4,644	258,764	14,277	795,514	30,164	1,680,738	49,085	2,735,016
Marsh & McLennan Cos., Inc.	-	-	7,075	705,731	(7,075)	(705,731)	-	-
MetLife, Inc.	-	-	8,977	445,888	(8,977)	(445,888)	-	-
Progressive Corp.	-	-	4,343	347,136	(4,343)	(347,136)	-	-
Prudential Financial, Inc.	-	-	5,079	512,979	(5,079)	(512,979)	-	-
Reinsurance Group of America, Inc.	2,511	391,791	-	-	16,310	2,544,847	18,821	2,936,638
		966,630		5,938,584		1,135,473		8,040,687
Thrifts & Mortgage Finance
MGIC Investment Corp.(a)	-	-	16,171	212,487	(16,171)	(212,487)	-	-
TOTAL FINANCIALS		2,873,565		18,536,311		923,757		22,333,633
Health Care
Biotechnology
Alnylam Pharmaceuticals, Inc.(a)	-	-	930	67,481	(930)	(67,481)	-	-
Bluebird Bio, Inc.(a)	-	-	1,097	139,538	(1,097)	(139,538)	-	-
GlycoMimetics, Inc.(a)	-	-	2,843	33,888	(2,843)	(33,888)	-	-
		-		240,907		(240,907)		-
Health Care Equipment & Supplies (1.5%)
DENTSPLY SIRONA, Inc.	3,286	191,771	-	-	21,343	1,245,578	24,629	1,437,349

Health Care Equipment & Services							-	-
Abbott Laboratories	-	-	22,286	1,874,253	(22,286)	(1,874,253)	-	-
Baxter International, Inc.	-	-	7,292	597,215	(7,292)	(597,215)	-	-
Boston Scientific Corp.(a)	-	-	11,313	486,233	(11,313)	(486,233)	-	-
Danaher Corp.	-	-	7,637	1,091,480	(7,637)	(1,091,480)	-	-
Medtronic PLC	-	-	4,077	397,059	(4,077)	(397,059)	-	-
NuVasive, Inc.(a)	-	-	2,827	165,492	(2,827)	(165,492)	-	-
		-		4,611,732		(4,611,732)		-
Health Care Providers & Services
Anthem, Inc.	-	-	4,549	1,283,773	(4,549)	(1,283,773)	-	-
HCA Healthcare, Inc.	-	-	3,104	419,568	(3,104)	(419,568)	-	-
Humana, Inc.	1,017	269,810	-	-	6,606	1,752,571	7,623	2,022,381
Quest Diagnostics, Inc.	5,667	576,957	-	-	36,808	3,747,421	42,475	4,324,378
		846,767		1,703,341		3,796,651		6,346,759
Life Sciences Tools & Services
Thermo Fisher Scientific, Inc.	-	-	4,092	1,201,739	(4,092)	(1,201,739)	-	-
Pharmaceuticals
Allergan PLC	-	-	5,532	926,223	(5,532)	(926,223)	-	-
Amneal Pharmaceuticals, Inc.(a)	-	-	2,707	19,409	(2,707)	(19,409)	-	-
AstraZeneca PLC, Sponsored ADR	-	-	26,025	1,074,312	(26,025)	(1,074,312)	-	-
Bristol-Myers Squibb Co.	-	-	14,816	671,906	(14,816)	(671,906)	-	-
Elanco Animal Health, Inc.(a)	-	-	2,680	90,584	(2,680)	(90,584)	-	-
Mylan NV(a)	-	-	12,628	240,437	(12,628)	(240,437)	-	-
Nektar Therapeutics(a)	-	-	2,230	79,343	(2,230)	(79,343)	-	-
Perrigo Co. PLC	1,680	80,002	-	-	10,912	519,632	12,592	599,634
Pfizer, Inc.	-	-	37,662	1,631,518	(37,662)	(1,631,518)	-	-
Teva Pharmaceutical Industries, Ltd., Sponsored ADR(a)	-	-	22,759	210,066	(22,759)	(210,066)	-	-
		80,002		4,943,798		(4,424,166)		599,634
TOTAL HEALTH CARE		1,118,540		12,701,517		(5,436,315)		8,383,742

	Heartland Mid Cap Value Fund		ALPS | WMC Research Value Fund		Pro Forma Adjustments		Heartland Mid Cap Value Fund Pro Forma Combined
	SHARES	VALUE	SHARES	VALUE	SHARES	VALUE	SHARES	VALUE
Industrials
Aerospace & Defense
Arconic, Inc.	13,685	$353,347	-	-	88,887	$2,295,064	102,572	$2,648,411
Boeing Co.	-	-	1,025	$373,110	(1,025)	(373,110)	-	-
Harris Corp.	-	-	1,812	342,704	(1,812)	(342,704)	-	-
Lockheed Martin Corp.	-	-	3,021	1,098,254	(3,021)	(1,098,254)	-	-
Raytheon Co.	-	-	2,688	467,390	(2,688)	(467,390)	-	-
Textron, Inc.	4,897	259,737	-	-	31,807	1,687,044	36,704	1,946,781
		613,084		2,281,458		1,700,650		4,595,192
Airlines
JetBlue Airways Corp.(a)			6,602	122,071	(6,602)	(122,071)	-	-
Commercial Services & Supplies
Stericycle, Inc.(a)	3,572	170,563	-	-	23,201	1,107,848	26,773	1,278,411
Waste Management, Inc.	-	-	4,875	562,429	(4,875)	(562,429)	-	-
		170,563		562,429		545,419		1,278,411
Construction & Engineering
Dycom Industries, Inc.(a)	-	-	1,813	106,731	(1,813)	(106,731)	-	-
Granite Construction, Inc.	-	-	1,732	83,448	(1,732)	(83,448)	-	-
		-		190,179		(190,179)		-
Industrial Conglomerates
Carlisle Cos., Inc.	794	111,486	-	-	5,157	724,097	5,951	835,583
Electrical Equipment
AMETEK, Inc.	-	-	3,349	304,223	(3,349)	(304,223)	-	-
nVent Electric PLC	-	-	8,287	205,435	(8,287)	(205,435)	-	-
		-		509,658		(509,658)		-
Machinery
AGCO Corp.	-	-	2,624	203,544	(2,624)	(203,544)	-	-
Caterpillar, Inc.	-	-	1,263	172,134	(1,263)	(172,134)	-	-
Deere & Co.	-	-	1,302	215,755	(1,302)	(215,755)	-	-
Flowserve Corp.	6,641	349,914	-	-	43,135	2,272,781	49,776	2,622,695
Fortive Corp.	-	-	1,329	108,340	(1,329)	(108,340)	-	-
Gardner Denver Holdings, Inc.(a)	-	-	2,528	87,469	(2,528)	(87,469)	-	-
Greenbrier Cos., Inc.	-	-	4,176	126,950	(4,176)	(126,950)	-	-
Illinois Tool Works, Inc.	-	-	1,626	245,217	(1,626)	(245,217)	-	-
Ingersoll-Rand PLC	-	-	4,169	528,087	(4,169)	(528,087)	-	-
PACCAR, Inc.	2,568	184,023	-	-	16,680	1,195,290	19,248	1,379,313
Rexnord Corp.(a)	-	-	2,968	89,693	(2,968)	(89,693)	-	-
Wabtec Corp.	-	-	1,761	126,369	(1,761)	(126,369)	-	-
		533,937		1,903,558		1,564,513		4,002,008
Marine
Kirby Corp.(a)	-	-	1,532	121,028	(1,532)	(121,028)	-	-
Professional Services
Equifax, Inc.	-	-	1,590	215,032	(1,590)	(215,032)	-	-
IHS Markit, Ltd.(a)	-	-	7,602	484,399	(7,602)	(484,399)	-	-
ManpowerGroup, Inc.	5,532	534,391	-	-	35,932	3,471,030	41,464	4,005,421
TransUnion	-	-	1,391	102,252	(1,391)	(102,252)	-	-
		534,391		801,683		2,669,347		4,005,421
Road & Rail
AMERCO	657	248,707	-	-	4,267	1,615,271	4,924	1,863,978
Norfolk Southern Corp.	-	-	3,195	636,860	(3,195)	(636,860)	-	-
		248,707		636,860		978,411		1,863,978
Trading Companies & Distributors
Triton International, Ltd.	-	-	4,995	163,636	(4,995)	(163,636)	-	-
TOTAL INDUSTRIALS		2,212,168		7,292,560		7,075,865		16,580,593
Information Technology
Electronic Equipment, Instruments & Components
Avnet, Inc.	8,474	383,618	-	-	55,041	2,491,706	63,515	2,875,324
IT Services
CACI International, Inc., Class A(a)	-	-	1,001	204,795	(1,001)	(204,795)	-	-
FleetCor Technologies, Inc.(a)	-	-	1,015	285,063	(1,015)	(285,063)	-	-
Genpact, Ltd.	-	-	10,329	393,432	(10,329)	(393,432)	-	-
Global Payments, Inc.	-	-	2,524	404,168	(2,524)	(404,168)	-	-
Leidos Holdings, Inc.	-	-	3,923	313,252	(3,923)	(313,252)	-	-
The Western Union Co.	8,750	174,038	-	-	56,833	1,130,412	65,583	1,304,450
Total System Services, Inc.	-	-	1,877	240,763	(1,877)	(240,763)	-	-
Visa, Inc., Class A	-	-	1,406	244,011	(1,406)	(244,011)	-	-
WEX, Inc.(a)	-	-	814	169,393	(814)	(169,393)	-	-
		174,038		2,254,877		(1,124,465)		1,304,450
Semiconductors & Semiconductor Equipment
First Solar, Inc.(a)	-	-	3,195	209,848	(3,195)	(209,848)	-	-
Intel Corp.	-	-	30,078	1,439,834	(30,078)	(1,439,834)	-	-
KLA-Tencor Corp.	-	-	2,187	258,503	(2,187)	(258,503)	-	-
Marvell Technology Group, Ltd.	-	-	29,616	706,934	(29,616)	(706,934)	-	-
Micron Technology, Inc.(a)	-	-	6,485	250,256	(6,485)	(250,256)	-	-
ON Semiconductor Corp.(a)	7,309	147,715	-	-	47,474	959,450	54,783	1,107,165
Teradyne, Inc.	-	-	7,555	361,960	(7,555)	(361,960)	-	-
Texas Instruments, Inc.	-	-	4,179	479,582	(4,179)	(479,582)	-	-
Xilinx, Inc.	-	-	2,578	303,998	(2,578)	(303,998)	-	-
		147,715		4,010,915		(3,051,465)		1,107,165
Software
Autodesk, Inc.(a)	-	-	937	152,637	(937)	(152,637)	-	-
Guidewire Software, Inc.(a)	-	-	1,665	168,798	(1,665)	(168,798)	-	-
Microsoft Corp.	-	-	5,990	802,420	(5,990)	(802,420)	-	-
SS&C Technologies Holdings, Inc.	-	-	1,909	109,977	(1,909)	(109,977)	-	-
Teradata Corp.(a)	10,237	366,997	-	-	66,492	2,383,742	76,729	2,750,739
		366,997		1,233,832		1,149,910		2,750,739
Technology Hardware Storage & Peripherals
Western Digital Corp.	-	-	11,144	529,897	(11,144)	(529,897)	-	-
TOTAL INFORMATION TECHNOLOGY		1,072,368		8,029,521		(1,064,211)		8,037,678

	Heartland Mid Cap Value Fund		ALPS | WMC Research Value Fund		Pro Forma Adjustments			Heartland Mid Cap Value Fund Pro Forma Combined
	SHARES	VALUE	SHARES	VALUE	SHARES	VALUE		SHARES	VALUE
Materials
Chemicals
Cabot Corp.	-	$-	9,183	$438,121	(9,183)	$(438,121)		-	$-
Celanese Corp., Series A	-	-	2,301	248,048	(2,301)	(248,048)		-	-
Eastman Chemical Co.	1,900	147,877	-	-	12,341	960,500		14,241	1,108,377
FMC Corp.	-	-	4,044	335,450	(4,044)	(335,450)		-	-
Linde PLC	-	-	2,607	523,486	(2,607)	(523,486)		-	-
Livent Corp.(a)	-	-	2,783	19,258	(2,783)	(19,258)		-	-
PPG Industries, Inc.	-	-	4,707	549,354	(4,707)	(549,354)		-	-
		147,877		2,113,717		(1,153,217)			1,108,377
Construction Materials
Vulcan Materials Co.	-	-	394	54,100	(394)	(54,100)		-	-
Containers & Packaging
Ball Corp.	-	-	7,530	527,025	(7,530)	(527,025)		-	-
International Paper Co.	3,900	168,948	6,454	279,587	25,331	1,097,338		35,685	1,545,873
		168,948		806,612		570,313			1,545,873
Metals & Mining
Alcoa Corp.(a)	-	-	6,781	158,743	(6,781)	(158,743)		-	-
Cleveland-Cliffs, Inc.	20,827	222,224	-	-	135,276	1,443,394		156,103	1,665,618
Freeport-McMoRan, Inc.	-	-	12,880	149,537	(12,880)	(149,537)		-	-
Reliance Steel & Aluminum Co.	2,057	194,633	-	-	13,361	1,264,216		15,418	1,458,849
Southern Copper Corp.	-	-	2,212	85,936	(2,212)	(85,936)		-	-
Steel Dynamics, Inc.	-	-	3,668	110,773	(3,668)	(110,773)		-	-
		416,857		504,989		2,202,621			3,124,467
TOTAL MATERIALS		733,682		3,479,418		1,565,617			5,778,717
Real Estate
Equity Real Estate Investment Trusts (REITs)
Alexandria Real Estate Equities, Inc.	-	-	4,417	623,194	(4,417)	(623,194)		-	-
American Homes 4 Rent (Class A)	8,771	213,223	-	-	56,970	1,384,941		65,741	1,598,164
American Tower Corp.	-	-	5,795	1,184,788	(5,795)	(1,184,788)		-	-
Camden Property Trust	-	-	5,951	621,225	(5,951)	(621,225)		-	-
Douglas Emmett, Inc.	-	-	13,907	554,055	(13,907)	(554,055)		-	-
Equinix, Inc.	-	-	1,438	725,169	(1,438)	(725,169)		-	-
Equity Commonwealth	9,041	294,013	-	-	58,723	1,909,670		67,764	2,203,683
HCP, Inc.	-	-	10,605	339,148	(10,605)	(339,148)		-	-
Host Hotels & Resorts, Inc.	-	-	17,516	319,141	(17,516)	(319,141)		-	-
STORE Capital Corp.	-	-	8,921	296,088	(8,921)	(296,088)		-	-
		507,236		4,662,808		(1,368,197)			3,801,847
Real Estate Management & Development
Jones Lang LaSalle, Inc.	699	98,342	-	-	4,540	638,730	-	5,239	737,072
TOTAL REAL ESTATE		605,578		4,662,808		(729,467)			4,538,919
Utilities
Electric Utilities
Avangrid, Inc.	-	-	13,628	688,214	(13,628)	(688,214)		-	-
Edison International	-	-	12,983	875,184	(12,983)	(875,184)		-	-
Exelon Corp.	10,751	515,403	16,858	808,173	69,830	3,347,651		97,439	4,671,227
FirstEnergy Corp.	11,571	495,355	-	-	75,156	3,217,432		86,727	3,712,787
NextEra Energy, Inc.	-	-	4,369	895,033	(4,369)	(895,033)		-	-
PG&E Corp.(a)	-	-	4,401	100,871	(4,401)	(100,871)		-	-
		1,010,758		3,367,475		4,005,781			8,384,014
Gas Utilities
UGI Corp.	-	-	8,447	451,154	(8,447)	(451,154)		-	-
Independent Power And Renewable Electricity Producers
NRG Energy, Inc.	-	-	11,557	405,882	(11,557)	(405,882)		-	-
Multi-Utilities
MDU Resources Group, Inc.	10,929	281,968	-	-	70,986	1,831,438		81,915	2,113,406
National Grid PLC, ADR	-	-	1,100	58,498	(1,100)	(58,498)		-	-
Sempra Energy	-	-	10,346	1,421,954	(10,346)	(1,421,954)		-	-
		281,968		1,480,452		350,986			2,113,406
TOTAL UTILITIES		1,292,726		5,704,963		3,499,731			10,497,420
TOTAL COMMON STOCKS		12,464,297		85,046,880		(2,205,194)			95,305,983

Exchange Traded Funds
Vanguard® High Dividend Yield ETF	-	-	347	30,321	(347)	(30,321)		-	-
TOTAL EXCHANGE TRADED FUNDS		-		30,321	-	(30,321)			-

SHORT-TERM INVESTMENTS (3.6%)
Money Market Funds
	7-DAY YIELD	SHARES	VALUE	7-DAY YIELD	SHARES	VALUE	SHARES	VALUE	7-DAY YIELD	SHARES	VALUE
State Street Institutional Treasury Plus Money Market Fund	N/A	-	$-	2.25%	823,415	$823,415	(823,415)	$(823,415)	N/A	-	$-

Time Deposits
	INTEREST	PAR		INTEREST	PAR		PAR		INTEREST	PAR
	RATE	AMOUNT	VALUE	RATE	AMOUNT	VALUE	AMOUNT	VALUE	RATE	AMOUNT	VALUE
JPM CHASE, (New York)(b)	1.76%	$470,934	$470,934	N/A	$-	$-	$3,058,930	$3,058,930	N/A	$3,529,864	$3,529,864

TOTAL SHORT-TERM INVESTMENTS			$470,934			$823,415		$2,235,515			$3,529,864

TOTAL INVESTMENTS			$12,935,231			$85,900,616		$-			$98,835,847
OTHER ASSETS AND LIABILITIES, NET			174,165			(400,695)		-			(226,530)
TOTAL NET ASSETS			$13,109,396			$85,499,921		$-			$98,609,317

(a) Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(b) Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of June 30, 2019.
Sector and Industry classifications are sourced from GICS®. The Global Industry Classification Standard (GICS®) is the exclusive intellectual property of MSCI Inc. (“MSCI”) and S&P Global Market Intelligence (“S&P”). Neither MSCI, S&P, their affiliates, nor any of their third party providers (“GICS Parties”) makes any representations or warranties, express or implied, with respect to GICS or the results to be obtained by the use thereof, and expressly disclaims all warranties, including warranties of accuracy, completeness, merchantability, and fitness for a particular purpose. The GICS Parties shall not have any liability for any direct, indirect, special, punitive, consequential, or any other damages (including lost profits) even if notified of such damages.

The accompanying Notes to Pro Forma Combined Financial Statements are an integral part of these Statements.

Combined Pro Forma Statement of Assets and Liabilities

As of June 30, 2019 (Unaudited)

	Heartland Mid Cap Value Fund	ALPS |WMC Research Value Fund	Pro Forma Adjustments	Pro Forma Combined
ASSETS:
Investments in securities, at cost	$12,221,082	$74,967,793	$-	$87,188,875
Investments, at value	$12,935,231	$85,900,616	$-	$98,835,847
Receivable for securities sold	329,113	343,631	-	672,744
Receivable due from advisor	5,839	-	-	5,839
Receivable for capital shares issued	24,175	-	-	24,175
Accrued dividends and interest	24,959	98,852	-	123,811
Prepaid expenses	22,426	24,184	-	46,610
Total Assets	13,341,743	86,367,283	-	99,709,026
LIABILITIES:
Payable for securities purchased	163,156	758,443	-	921,599
Payable for capital shares redeemed	47,970	-	-	47,970
Accrued Expenses
Management Fees	-	37,723	-	37,723
Distribution and service fees				-
Investor Class	203	9,793	441	10,437
Class A	-	2	(2)	-
Class C	-	439	(439)	-
Fund accounting fees	2,406	26,460	-	28,866
Transfer agency fees	3,114	8,435	-	11,549
Custody fees	1,381	3,168	-	4,549
Audit fees	11,293	17,194	-	28,487
Legal fees	52	532	-	584
Printing fees	233	2,318	-	2,551
Other	2,539	2,855	-	5,394
Total Liabilities	232,347	867,362	-	1,099,709
TOTAL NET ASSETS	$13,109,396	$85,499,921	$-	$98,609,317
TOTAL NET ASSETS CONSIST OF:
Paid-in capital	$12,290,853	$75,058,726	$-	$87,349,579
Total distributable earnings	818,543	10,441,195	-	11,259,738
TOTAL NET ASSETS	$13,109,396	$85,499,921	$-	$98,609,317

Net Asset Value, offering and redemption price per share:
Investor Class:
Net Assets	$7,473,022	$48,673,508	$496,685	$56,643,215
Shares Outstanding	641,281	5,706,338	(1,547,757)	4,861,898
Net Asset Value, offering and redemption price per share	$11.65	$8.53		$11.65
Class A:
Net Assets	$-	$10,359	$(10,359)	$-
Shares Outstanding	-	1,214	(1,214)	-
Net Asset Value, offering and redemption price per share	$-	$8.53		$-
Maximum offering price per share ((NAV/0.9450), based on maximum sales charge of 5.50% of the offering price)	$-	$9.03		$-
Class C:
Net Assets	$-	$486,326	$(486,326.00)	-
Shares Outstanding	-	60,822	(60,822)	-
Net Asset Value, offering and redemption price per share(a)	$-	$8.00		$-
Institutional Class:
Net Assets	$5,636,374	$36,329,728	$-	$41,966,102
Shares Outstanding	482,778	4,114,899	(1,001,812)	3,595,865
Net Asset Value, offering and redemption price per share	$11.67	$8.83		$11.67

(a) Redemption price per share may be reduced for any applicable contingent deferred sales charge.  For a description of a possible sales charge, please see the Fund's Prospectus.

Combined Pro Forma Statement of Operations

For the twelve months ended June 30, 2019 (Unaudited)

	Heartland Mid Cap Value Fund	ALPS | WMC Research Value Fund	Pro Forma Adjustments	Pro Forma Combined
INVESTMENT INCOME:
Dividends	$245,907	$ 1,953,810	$-	$2,199,717
Interest	6,711	6,729	-	13,440
Foreign taxes withheld	(915)	(8,607)	-	(9,522)
Total Investment Income	251,703	1,951,932	-	2,203,635

EXPENSES:
Management fees	74,550	809,789	(144,591)	739,748
Distribution and service fees	-			-
Investor Class	15,384	119,268	6,956	141,608
Class A	-	25	(25)	-
Class C	-	6,553	(6,553)	-
Transfer agency fees	40,965	24,679	105,303	170,947
Fund accounting fees	15,841	142,750	(108,953)	49,638
Custodian fees	10,994	11,475	(14,482)	7,987
Printing and communication fees	685	15,274	(5,540)	10,419
Legal fees	1,430	2,572	8,588	12,590
Registration fees	28,726	63,087	(62,564)	29,249
Director's fees	1,303	2,728	9,616	13,647
Audit and tax fees	22,341	24,278	(23,884)	22,735
Insurance fees	745	694	9,005	10,444
Other expenses	10,867	13,582	(12,137)	12,312
Total Expenses before waivers	223,831	1,236,754	(239,261)	1,221,324
Expenses waived by investment advisor (See Note 6)	109,261	343,837	-	453,098
Total Expenses after waivers	114,570	892,917	(239,261)	768,226
NET INVESTMENT INCOME	137,133	1,059,015	239,261	1,435,409

REALIZED & UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain on investments	349,602	91,513	10,932,823	11,373,938
Net realized gain on foreign currenty transactions	-	315	-	315
Net realized gain	349,602	91,828	10,932,823	11,374,253
Net change in unrealized appreciation (depreciation) on investments	76,170	3,921,530	(10,932,823)	(6,935,123)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	-	(36)	-	(36)
Net change in unrealized appreciation (depreciation)	76,170	3,921,494	(10,932,823)	(6,935,159)
TOTAL REALIZED & UNREALIZED NET GAINS ON INVESTMENTS AND TRANSLATION OF ASSETS IN FOREIGN CURRENCY	425,772	4,013,322	-	4,439,094
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$562,905	$ 5,072,337	$239,261	$5,874,503

Notes to combining pro forma financial statements of

ALPS/WMC Research value FUND AND heartland mid cap Value FUND

June 30, 2019

(Unaudited)

(1) BASIS OF CONSOLIDATION

The accompanying unaudited pro forma financial statements are presented to show the effect of the proposed reorganization of the ALPS/WMC Research Value Fund (the “Target Fund”), a series of Financial Investors Trust (“FIT”), a Delaware statutory trust, into the Heartland Mid Cap Value Fund (the “Acquiring Fund”), a series of Heartland Group, Inc. (“HGI”) and, together with the Target Fund, (the “Reorganization”). The Board of Trustees of FIT, of behalf of the Target Fund, and Board of HGI (the “Board”), on behalf of the Acquiring Fund, has determined unanimously, that the Reorganization would be in the best interests of the Target Fund and Acquiring Fund (together, the “Funds”) and its shareholders.

The unaudited Pro Forma Combined Schedule of Investments and Combined Statement of Assets and Liabilities reflect the financial position of the Funds at June 30, 2019 and assumes the merger occurred on that date. The unaudited Pro Forma Combined Statement of Operations reflects the results of operations of the Funds for the twelve month period ending June 30, 2019 and assumed the merger occurred at the beginning of the period.

The Plan of Reorganization (the “Plan”) provides for (i) the transfer of all of the assets and liabilities of the Target Fund to the Acquiring Fund in exchange for (a) Investor Class shares of the Acquiring Fund, which will be distributed by the Target Fund to its Investor Class, Class A and Class C shareholders, and (b) Institutional Class shares of the Acquiring Fund, which will be distributed by the Target Fund to its Institutional Class shareholders; and (ii) the termination of the Target Fund. The transactions contemplated by the Plan are expected to qualify as a tax-free “reorganization” under the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal income tax purposes.

The accompanying Pro Forma Financial Statements and Notes to Combining Pro Forma Financial Statements should be read in conjunction with the most recent audited financial statements of the Funds. The accompanying pro forma combined financial statements include pro forma calculations that are based on estimates and as such may not necessarily represent what the actual combined fund financial statements would have been had the Reorganization occurred on the dates above.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Acquiring Fund in the preparation of the financial statements. The Acquiring Fund is considered an investment company for financial reporting purposes under Generally Accepted Accounting Principles (“GAAP”). The Acquiring Fund has applied the guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”).

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, sales price on the composite market. Lacking any trades, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (“NYSE”) or using methods determined by the Board. The Acquiring Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Acquiring Fund’s securities traded on those foreign exchanges. These are generally categorized as Level 2 under GAAP. Debt securities having maturities of 60 days or less and short-term investments may be valued at acquisition cost, which approximates fair value, plus or minus any amortization or accretion, if applicable. Securities and other assets for which quotations are not readily available, deemed unreliable, or have facts and circumstances that indicate otherwise, are valued at their fair value using methods determined by the Board. The Pricing Committee for HGI may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined, but prior to the time at which the acquiring Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities; and prices of similar securities or financial instruments.

(b)	The Acquiring Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of their taxable income to their shareholders. The Acquiring Fund accordingly pays no Federal income taxes, and no Federal income tax provision is recorded.

(c)	Net investment income, if any, is distributed to each shareholder as a dividend. Dividends from the Acquiring Fund are declared and paid at least annually. Dividends from the Acquiring Fund are recorded on ex-date and determined in accordance with tax regulations. Net realized gains on investments, if any, are distributed at least annually. During the fiscal year ended December 31, 2018, the Acquiring Fund utilized earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

GAAP requires that permanent financial reporting and tax differences be reclassified based on their characterization for federal income tax purposes. Accordingly, at December 31, 2018, the following reclassifications were made to increase (decrease) such amounts:

	Total Distributable Earnings	Paid-In Capital
Acquiring Fund	$(37,488)	$37,488

Total net assets are not affected by these reclassifications.

(d)	For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is disclosed in the Statements of Operations. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Certain dividends from foreign securities will be recorded as soon as HGI is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. The Acquiring Fund amortizes premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes. Withholding taxes on foreign dividends have been provided for in accordance with the Acquiring Fund’s understanding of the applicable country’s tax rules and regulations.

(e)	Investment income and realized and unrealized gains or losses on investments, options, and translation of assets in foreign currency are allocated to each Acquiring Fund’s share class based on their respective net assets. The Acquiring Fund and share classes are charged for those expenses that are directly attributable to them.

(f)	The Acquiring Fund may invest a portion of its assets in Real Estate Investment Trusts (“REITs”) and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. The Acquiring Fund’s investments in REITs may result in such the Fund’s receipt of cash in excess of the REITs’ earnings. If the Acquiring Fund receives such distributions all or a portion of these distributions will constitute a return of capital to acquiring Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to the Fund shareholders. Income from REITs may not be eligible for treatment as qualified dividend income. As the final character of the distributions may not be known until reported by the REITs on their 1099s, the Acquiring Fund may utilize an estimate for the current year character of distributions.

(g)	Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended (the “Act”), such as securities issued pursuant to the resale limitations provided under Rule 144A or Regulation S under the Act, may be considered to be liquid under the Liquidity Risk Management Program. As of June 30, 2019, the Acquiring Fund did not hold any restricted securities.

(h)	The Acquiring Fund isolates the portion of the results of operations from changes in foreign exchange rates on investments from those resulting in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement date on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the respective Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at the period end, resulting from changes in the exchange rate. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse political, social, regulatory, and economic developments. Foreign security prices can be affected by exchange rate and foreign currency fluctuations, less publicly available information, and different accounting, auditing, legal, and financial standards. Foreign investments may also be less liquid than investments in U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign securities usually are generally denominated and traded in foreign currencies, while the Acquiring Fund values assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. As a result, the values of the Acquiring Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

(i)	The accompanying financial statements were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(3) FAIR VALUE MEASUREMENTS

The Acquiring Fund follows GAAP, under which various inputs are used in determining the value of the Acquiring Fund’s investments.

The basis of the hierarchy is dependent upon the various “inputs” used to determine the value of the Acquiring Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Acquiring Fund has the ability to access at the measurement date.

•	Level 2 - Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets, or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability. Includes portfolio securities and other financial instruments lacking any sales referenced in Note 2.

•	Level 3 - Significant unobservable prices or inputs (includes the Board’s and Pricing Committee’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Acquiring Fund’s investments as of June 30, 2019:

Acquiring Fund
Investments in Securities at Value	Level 1 — Quoted and Unadjusted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs(a)	Total
Common Stocks	$95,305,983	$—	$—	$95,305,983
Short-Term Investments	3,529,864	—	—	3,529,864
Total	$98,835,847	$—	$—	$98,835,847

(a)	The Acquiring Fund measures Level 3 activity as of the beginning and end of the financial period. For the six months ended June 30, 2019, the Acquiring Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(5) SECURITIES LENDING

HGI entered into an agreement with Brown Brothers Harriman & Co. (the “Lending Agent”), dated November 30, 2011, as amended (“Securities Lending Agreement”), to provide securities lending services to HGI, which includes the Acquiring Fund. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds. Under the Securities Lending Agreement, the borrowers may pay the Acquiring Fund negotiated lender fees and the Acquiring Fund receives cash collateral in an amount equal to not less than 102% of the value of loaned securities. The borrower pays fees at the Acquiring Fund's direction to the Lending Agent. Although the risk of lending is generally mitigated by the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them. As of June 30, 2019, the Acquiring Fund did not have securities on loan.

(6) INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH RELATED PARTIES

HGI entered into investment advisory agreements with the Heartland Advisors, Inc. (“Advisor”) to serve as investment advisor and manager to the Acquiring Fund (the “Advisory Agreements”). Under the terms of the Advisory Agreements, the Acquiring Fund pays the Advisor a monthly management fee at the annual rate of 0.75% of the average daily net assets.

The Advisor has contractually agreed to waive its management fees and/or reimburse expenses of the Acquiring Fund to ensure that the Fund’s total annual fund operating expenses do not exceed 1.25% of the Acquiring Fund’s average daily net assets for the Investor Class Shares and 0.99% for the Institutional Class Shares through at least May 1, 2020, and subject thereafter to annual renewal of the agreement by the Board. The operating expense limitation agreement can be terminated only with the consent of the Board. For the six month period ended June 30, 2019, expenses of $32,442 for Investor Class and $23,576 for Institutional Class were waived by the Advisor. The Advisor may not recoup amounts previously waived or reimbursed.

HGI has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Pursuant to the Distribution Plan, the Investor Class pays the Acquiring Fund's distributor, ALPS Distributors, Inc. (the “Distributor”), an amount up to 0.25% of the average daily net assets of the Investor Class Shares of the Acquiring Fund (limited to actual costs incurred), computed on an annual basis and paid monthly, for distributing Acquiring Fund shares and providing shareholder services. Any fees paid to the Distributor under the Distribution Plan that are not used during a calendar year are reimbursed to the respective Acquiring Fund. Institutional Class shares are not subject to 12b-1 fees. During the six month period ended June 30, 2019, $119,675 of distribution related expenses incurred by the Advisor were reimbursed by fees collected under the Distribution Plan. The Advisor and/or Distributor may also contractually commit to pay these fees to other third parties who agree to provide various services to their customers who hold Acquiring Fund shares. Fees paid pursuant to any such contractual commitment are not subject to reimbursement. The Distributor receives a fee for providing distribution services based on an annual rate of $225,000 for the Acquiring Fund, plus 1/10 basis point for the Acquiring Fund’s annual net assets.

Transfer agent and fund accounting services are provided by ALPS Fund Services, Inc. (“ALPS”). ALPS is an affiliate of the Distributor. From its own assets, the Advisor may pay retirement plan service providers, brokers, banks, financial advisors, and other financial intermediaries’ fees for providing recordkeeping, sub-accounting, marketing, and other administrative services to their customers in connection with investment in the Acquiring Fund. These fees may be in addition to any distribution, administrative, or shareholder servicing fees paid from the Acquiring Fund's assets to these financial intermediaries.

Officers and certain directors of HGI are also officers and/or directors of the Advisor; however, they receive no compensation from the Acquiring Fund.

(7) EARLY REDEMPTION FEE

To discourage market timing and other short-term trading, certain shares of the Acquiring Fund that are redeemed or exchanged within 10 days are assessed a 2% fee on the current net asset value of the shares. The fee applies to shares being redeemed or exchanged in the order in which they are purchased, treating shares that have been held the longest in an account as being redeemed first. The fee is retained by the Acquiring Fund for the benefit of the remaining shareholders. For financial statement purposes, these amounts are included in the Statements of Assets and Liabilities as “paid-in capital”. The Acquiring Fund did not retain redemption fees during the six month period ended June 30, 2019.

(8) INVESTMENT TRANSACTIONS

During the six month period ended June 30, 2019, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) are noted below. During the same period, there were no purchases of long-term U.S. Government obligations.

	Cost of Purchases	Proceeds from Sales
Acquiring Fund	$5,614,146	$2,944,152

(9) FEDERAL INCOME TAX INFORMATION

The Acquiring Fund has qualified and intends to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all taxable income and net capital gains. Passive foreign investment companies, foreign currency, and certain other investments could create book tax differences that may have an impact on the character of each Acquiring Fund’s distributions.

As of and during the six month period ended June 30, 2019, the Acquiring Fund did not have a liability for any unrecognized tax benefits. The Acquiring Fund files U.S. federal, state, and local tax returns as required. The Acquiring Fund's tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities as of June 30, 2019, are displayed in the table below.

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Appreciation/(Depreciation) of Foreign Currency	Net Tax Unrealized Appreciation on Investments
Acquiring Fund	$12,273,733	$1,277,880	$(616,382)	$—	$661,498

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to tax deferral of losses in wash sales.

(10) SUBSEQUENT EVENTS

In connection with the Reorganization, the Advisor has agreed to amend the Acquiring Fund’s its current operating expense limitation agreement to lower the total expense ratios to 1.10% for the Investor Class and 0.85% for the Institutional Class through May 1, 2022.

PART C

OTHER INFORMATION

Item 15.	Indemnification

Reference is made to Article IX of the Registrant’s Amended and Restated Bylaws filed as Exhibit (b) to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement with respect to the indemnification of the Registrant’s Directors and Officers, which is set forth below:

Section 9.1.    Indemnification of Officers, Directors, Employees and Agents. The Corporation shall indemnify each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (“Proceeding”), by reason of the fact that he is or was a Director, officer (within the meaning of the Maryland General Corporation Law), employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against all expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such Proceeding to the fullest extent permitted by law; provided that:

(a)	whether or not there is an adjudication of liability in such Proceeding, the Corporation shall not indemnify any person for any liability arising by reason of such person’s willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or under any contract or agreement with the Corporation (“disabling conduct”); and

(b)	the Corporation shall not indemnify any person unless:

(1)	the court or other body before which the Proceeding was brought (i) dismisses the Proceeding for insufficiency of evidence of any disabling conduct, or (ii) reaches a final decision on the merits that such person was not liable by reason of disabling conduct; or

(2)	absent such a decision, a reasonable determination is made, based upon a review of the facts, by (i) the vote of a majority of a quorum of the Directors of the Corporation who are neither interested persons of the Corporation as defined in the Investment Company Act of 1940 nor parties to the Proceeding, or (ii) if such quorum is not obtainable, or even if obtainable, if a majority of a quorum of Directors described in paragraph (b)(2)(i) above so directs, by independent legal counsel in a written opinion, that such person was not liable by reason of disabling conduct.

Expenses (including attorneys’ fees) incurred in defending a Proceeding will be paid by the Corporation in advance of the final disposition thereof upon an undertaking by such person to repay such expenses (unless it is ultimately determined that he is entitled to indemnification), if:

(1)	such person shall provide adequate security for his undertaking;

(2)	the Corporation shall be insured against losses arising by reason of such advance; or

(3)	a majority of a quorum of the Directors of the Corporation who are neither interested persons of the Corporation as defined in the Investment Company Act of 1940 nor parties to the Proceeding, or independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that such person will be found to be entitled to indemnification.

Section 9.2.    Insurance of Officers, Directors, Employees and Agents. The Corporation may purchase and maintain insurance on behalf of any person who is or was a Director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or her and incurred by him or her in or arising out of his or her position. However, in no event will the Corporation purchase insurance to indemnify any such person for any act for which the Corporation itself is not permitted to indemnify him or her.

The Registrant’s Directors and Officers are insured under a policy of insurance against certain liabilities that might be imposed as a result of actions, suits, or proceedings to which they are parties by reason of being or having been directors or officers.

Item 16.	Exhibits

(1.a)	Articles of Incorporation(3)

(1.b)	Articles Supplementary to withdraw the designation of, and to discontinue, the series known as the Heartland Nebraska Tax Free Fund(2)

(1.c)	Articles Supplementary to withdraw the designation of, and to discontinue, the series known as the Heartland Small Cap Contrarian Fund, and to create a series known as the Heartland Taxable Short Duration Municipal Fund(4)

(1.d)	Certificate of Correction to Articles Supplementary to correct the name of the Heartland Taxable Short Duration Municipal Fund and to correct the provision regarding a small account fee(5)

(1.e)	Articles Supplementary to add a provision regarding an early redemption fee(5)

(1.f)	Articles of Amendment to change the name of the Heartland U.S. Government Securities Fund series to the Heartland Government Fund(5)

(1.g)	Articles of Amendment to change the name of the Heartland Large Cap Value Fund series to the Heartland Select Value Fund(5)

(1.h)	Articles Supplementary to withdraw the designation of, and to discontinue, the series known as the Heartland Mid Cap Value Fund(5)

(1.i)	Articles Supplementary to withdraw the designation of, and to discontinue, the series known as the Heartland Wisconsin Tax Free Fund(18)

(1.j)	Form of Articles Supplementary to withdraw the designation of, and to discontinue, three of its series known as the Heartland Short Duration High-Yield Municipal Fund, Heartland High-Yield Municipal Bond Fund and Heartland Taxable Short Duration Municipal Fund(9)

(1.k)	Articles Supplementary to confirm current classification of stock(18)

(1.l)	Articles Supplementary to add the series known as the Heartland Mid Cap Value Fund and to authorize additional shares(19)

(1.m)	Articles Supplementary to withdraw the designation of, and to discontinue, the series known as the Heartland International Value Fund(24)

(2)	Amended and Restated Bylaws(20)

(3)	Not applicable

(4)	Form of Agreement and Plan of Reorganization*

(5.a)	Articles Sixth through Eighth and Article Tenth of the Articles of Incorporation (see Exhibit (1.a))

(5.b)	Articles Supplementary (see Exhibits (1.b), (1.c), (1.e), (1.h), (1.i), (1.j), (1.k), (1.l), and (1.m))

(5.c)	Articles II, VI, IX and X of the Bylaws (see Exhibit (2))

(6.a)	Investment Advisory Agreement for the Heartland Value Fund(3)

(6.b)	Mutual Consent to Add Series to the Heartland Group, Inc. Investment Advisory Agreement (dated January 12, 1987) and Amended and Restated Schedule A to the Investment Advisory Agreement (for the Heartland Select Value and Value Plus Fund)(17)

(6.c)	Mutual Consent to Add Series to the Heartland Group, Inc. Investment Advisory Agreement (dated January 12, 1987) and Amended and Restated Schedule A to the Investment Advisory Agreement (for the Heartland Select Value, Value Plus and Mid Cap Value Fund)(19)

(7.a)	Distribution Agreement between Heartland Group, Inc. and ALPS Distributors, Inc.(21)

(7.b)	Distribution Fee Letter Agreement between Heartland Group, Inc., Heartland Advisors, Inc., and ALPS Distributors, Inc., dated April 16, 2018(22)

(7.c)	Form of Broker Dealer Selling Agreement(11)

(7.d)	Form of Shareholder Servicing Agreement(11)

(8)	Not applicable

(9.a)	Custodian Agreement with Brown Brothers Harriman & Co.(7)

(9.b)	Schedule of Global Services & Charges between Heartland Group, Inc. and Brown Brothers Harriman & Co., dated July 2012(16)

(9.c)	First Amendment to the Custodian Agreement with Brown Brothers Harriman & Co.(17)

(9.d)	Second Amendment to the Custodian Agreement with Brown Brothers Harriman & Co.(19)

(9.e)	Addendum to Schedule of Fees & Charges between Heartland Group, Inc. and Brown Brothers Harriman & Co.(22)

(10.a)	Form of Heartland Group Inc.’s Amended and Restated Rule 12b-1 Plan (effective as of May 1, 2008)(11)

(10.b)	Form of Amendment to Heartland Group Inc.’s Amended and Restated Rule 12b-1 Plan (effective as of May 1, 2017)(21)

(10.c)	Heartland Group Inc.’s Rule 18f-3 Plan(11)

(11)	Opinion and Consent of Counsel regarding the validity of shares to be issued by the Registrant*

(12)	Form of Opinion of Foley & Lardner LLP regarding certain tax matters*

(13.a)	Heartland Group, Inc.’s Rule 10f-3 Plan(3)

(13.b)	Credit Agreement between Heartland Group, Inc. and Brown Brothers Harriman & Co.(8)

(13.c)	Amendment to Credit Agreement between Heartland Group, Inc. and Brown Brothers Harriman & Co.(18)

(13.d)	Transfer Agency and Services Agreement, dated August 13, 2008(13)

(13.e)	Amendment No. 1 to Transfer Agency and Services Agreement, dated August 14, 2008(13)

(13.f)	Amendment No. 2 to Transfer Agency and Services Agreement, dated May 12, 2010(14)

(13.g)	Transfer Agency Interactive Client Services Agreement, dated August 13, 2008(13)

(13.h)	Amendment No.1 to Transfer Agency Interactive Client Services Agreement, dated October 2008(13)

(13.i)	Amendment No. 2 to Transfer Agency Interactive Client Services Agreement, dated December 2, 2010(14)

(13.j)	Administration, Bookkeeping and Pricing Services Agreement, dated August 13, 2008(13)

(13.k)	Acknowledgement of Change of Control and Assignment of Service Agreements, dated November 1, 2011(15)

(13.l)	Interim Transfer Agent Fee Arrangement, dated November 1, 2011(15)

(13.m)	Securities Lending Agency Agreement between Heartland Group, Inc. and Brown Brothers Harriman & Co., dated November 30, 2011(15)

(13.n)	First Amendment to Securities Lending Agency Agreement between Heartland Group, Inc. and Brown Brothers Harriman & Co. (18)

(13.o)	Second Amendment to Securities Lending Agency Agreement between Heartland Group, Inc. and Brown Brothers Harriman & Co.(19)

(13.p)	Fourth Amendment to Securities Lending Agency Agreement between Heartland Group, Inc. and Brown Brothers Harriman & Co.(24)
(13.q)	Amendment No. 1 to Administration, Bookkeeping and Pricing Services Agreement between Heartland Group, Inc. and ALPS Fund Services, Inc. (16)

(13.r)	Amendment No. 2 to Administration, Bookkeeping and Pricing Services Agreement between Heartland Group, Inc. and ALPS Fund Services, Inc. (17)

(13.s)	Amendment No. 3 to Administration, Bookkeeping and Pricing Services Agreement between Heartland Group, Inc. and ALPS Fund Services, Inc. (18)

(13.t)	Amendment No. 4 to Administration, Bookkeeping and Pricing Services Agreement between Heartland Group, Inc. and ALPS Fund Services, Inc. (19)

(13.u)	Amendment No. 5 to Administration, Bookkeeping and Pricing Services Agreement between Heartland Group, Inc. and ALPS Fund Services, Inc.(22)

(13.v)	Amendment No. 7 to Administration, Bookkeeping and Pricing Services Agreement between Heartland Group, Inc. and ALPS Fund Services, Inc.(24)
(13.w)	Report Modernization Addendum to Administration, Bookkeeping and Pricing Services Agreement between Heartland Group, Inc. and ALPS Fund Services, Inc.(24)

(13.x)	Amendment No. 1 to the Report Modernization Addendum to Administration, Bookkeeping and Pricing Services Agreement between Heartland Group, Inc. and ALPS Fund Services, Inc.(24)

(13.y)	Liquidity Risk Management Addendum to Administration, Bookkeeping and Pricing Services Agreement between Heartland Group, Inc. and ALPS Fund Services, Inc.(24)

(13.z)	Amendment No. 3 to Transfer Agency and Services Agreement, dated July 17, 2013(17)

(13.aa)	Amendment No. 4 to Transfer Agency and Services Agreement, dated August 26, 2014(19)

(13.bb)	Amendment No. 5 to Transfer Agency and Services Agreement, dated January 1, 2018(22)

(13.cc)	Amendment No. 3 to Transfer Agency Interactive Client Services Agreement, dated July 17, 2013(17)

(13.dd)	Amendment No. 4 to Transfer Agency Interactive Client Services Agreement, dated August 26, 2014(19)

(13.ee)	Amendment No. 5 to Transfer Agency Interactive Client Services Agreement, dated August 22, 2016(21)

(13.ff)	Form of Amended and Restated Operating Expense Limitation Agreement for the Heartland Mid Cap Value Fund*

(14.a)	Consent of [●]**

(14.b)	Consent of [●]**

(15)	Not applicable

(16)	Power of Attorney dated November 14, 2019*

(17.a)	Proxy Card*

(17.b)	Prospectus dated February 28, 2019, as supplemented June 25, 2019, only with respect to the ALPS ׀ WMC Research Value Fund contained therein(23)

(17.c)	Prospectus dated May 1, 2019, only with respect to the Heartland Mid Cap Value Fund contained therein(24)

(17.d)	Statement of Additional Information, dated February 28, 2019, only with respect to the information about the ALPS ׀ WMC Research Value Fund contained therein(25)

(17.e)	Statement of Additional Information, dated May 1, 2019, only with respect to the information about the Heartland Mid Cap Value Fund contained therein(24)

(17.f)	Annual Report to Shareholders, dated October 31, 2019, only with respect to the information about the ALPS ׀ WMC Research Value Fund contained therein(26)**

(17.g)	Annual Report to Shareholders, dated December 31, 2018, only with respect to the information about the Heartland Mid Cap Value Fund contained therein(27)

(17.h)	Semi-Annual Report to Shareholders, dated April 30, 2019, only with respect to the information about the ALPS ׀ WMC Research Value Fund contained therein(28)

(17.i)	Semi-Annual Report to Shareholders, dated June 30, 2019, only with respect to the Heartland Mid Cap Value Fund contained therein(29)

(1)	Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A of Registrant filed on or about October 18, 1996.
(2)	Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A of Registrant filed on or about January 30, 1997.
(3)	Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of Registrant filed on or about October 13, 1998.
(4)	Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A of Registrant filed on or about October 15, 1998.
(5)	Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A of Registrant filed on or about October 6, 1999.

(6)	Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of Registrant filed on or about May 2, 2002.
(7)	Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A of Registrant filed on or about February 27, 2004.
(8)	Incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of Registrant Filed on or about March 1, 2005.
(9)	Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of Registrant filed on or about April 25, 2006.
(10)	Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of Registrant filed on or about July 20, 2007.
(11)	Incorporated by reference to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A of Registrant filed on or about February 28, 2008.
(12)	Incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A of Registrant filed on or about April 24, 2008.
(13)	Incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of Registrant filed on or about April 29, 2009.
(14)	Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of Registrant filed on or about April 29, 2011.
(15)	Incorporated by reference to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of Registrant filed on or about April 30, 2012.
(16)	Incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of Registrant filed on or about April 30, 2013.
(17)	Incorporated by reference to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of Registrant filed on or about July 18, 2013.
(18)	Incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of Registrant filed on or about April 30, 2014.
(19)	Incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A of Registrant filed on or about October 30, 2014.
(20)	Incorporated by reference to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of Registrant filed on or about April 29, 2016.
(21)	Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A of Registrant filed on or about April 28, 2017.
(22)	Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A of Registrant filed on or about April 30, 2018.
(23)	Incorporated by reference to Post-Effective Amendment No. 211 to the Registration Statement on Form N-1A of Financial Investors Trust filed on or about February 28, 2019 and the Rule 497 filing of Financial Investors Trust filed on or about June 25, 2019.
(24)	Incorporated by reference to the Post-Effective Amendment No. 80 to the Registration Statement on Form N-1A of the Registrant filed on or about April 30, 2019.
(25)	Incorporated by reference to Post-Effective Amendment No. 211 to the Registration Statement on Form N-1A of Financial Investors Trust filed on or about February 28, 2019.
(26)	Incorporated by reference to Form N-CSR of Financial Investors Trust filed on or about January [●], 2020.
(27)	Incorporated by reference to Form N-CSR of the Registrant filed on or about February 20, 2019.
(28)	Incorporated by reference to Form N-CSR of Financial Investors Trust filed on or about July 5, 2019.

(29)	Incorporated by reference to Form N-CSR of the Registrant filed on or about August 19, 2019.
*	Filed herewith.
**	To be filed by amendment.

Item 17.	Undertakings

1.	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.	The undersigned Registrant undertakes to file the opinion of counsel supporting the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 through an amendment to this registration statement within a reasonable time after the closing of the reorganization.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Milwaukee and State of Wisconsin on the 20th day of December, 2019.

HEARTLAND GROUP, INC. (Registrant)

By:	/s/ William R. Nasgovitz
William R. Nasgovitz
Chief Executive Officer

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities indicated below and on this 20th day of December, 2019:

SIGNATURE	TITLE

/s/ William R. Nasgovitz	Chief Executive Officer
William R. Nasgovitz

/s/ Nicole J. Best	Treasurer and Principal Accounting Officer (Chief Financial and Accounting Officer)
Nicole J. Best

Director and President*
William J. Nasgovitz

Director*
Robert A. Rudell

Director*
Dale J. Kent

Director*
Ward D. Armstrong

*Pursuant to Power of Attorney filed herewith

/s/ Vinita K. Paul
Vinita K. Paul

EXHIBIT LISTING

(4)	Form of Agreement and Plan of Reorganization (as Appendix A of Part A)

(11)	Opinion and Consent of Godfrey & Kahn, S.C. regarding the validity of shares to be issued by the Registrant

(12)	Form of Opinion of Foley & Lardner LLP regarding certain tax matters

(13.ff)	Form of Amended and Restated Operating Expense Limitation Agreement for the Heartland Mid Cap Value Fund

(16)	Power of Attorney dated November 14, 2019

(17.a)	Proxy Card